                                      -------------------------------------
                                      DELAWARE INVESTMENTS
                                      -------------------------------------
                                      PREMIUM FUND
                                      -------------------------------------

                                      -------------------------------------

                                      -------------------------------------

                                      SEMI-ANNUAL REPORT
                                      -------------------------------------
                                      JUNE 30, 1998

                                      FOR GROWTH OF CAPITAL
                                      TREND SERIES
                                      DELCAP SERIES
                                      SMALL CAP VALUE SERIES

                                      FOR TOTAL RETURN
                                      SOCIAL AWARENESS SERIES
                                      DEVON SERIES
                                      DECATUR TOTAL RETURN SERIES
                                      REIT SERIES
                                      DELAWARE SERIES
                                      CONVERTIBLE SECURITIES SERIES

                                      FOR INTERNATIONAL
                                      DIVERSIFICATION
                                      EMERGING MARKETS SERIES
                                      INTERNATIONAL EQUITY SERIES
                                      GLOBAL BOND SERIES

                                      FOR INCOME
                                      DELCHESTER SERIES
                                      STRATEGIC INCOME SERIES
                                      CAPITAL RESERVES SERIES
                                      CASH RESERVE SERIES

(899)
SA-MED [6/98] 8/98

July 6, 1998

Dear Policy Holder:

U.S. and European stock markets surged during the first half of 1998, shaking off jitters caused by economic turmoil along the Pacific Rim last winter. Asia sought to remedy its ailing economies but investment capital bled from the Pacific Rim. Many foreign investors sought the relative safety of U.S. Treasuries - bolstering the domestic bond market.

CUMULATIVE TOTAL RETURN                           SIX MONTHS ENDED JUNE 30, 1998

Standard & Poor's 500 Index                                  +16.84%
Morgan Stanley Europe Australia Far East Index               +15.27%
Russell 2000 Index                                            +4.66%
Lehman Brothers Government/Corporate Bond Index               +4.17%

Past performance does not guarantee future results. Performance quoted above is at net asset value and assumes reinvestment of distributions.

   A fortuitous fusion of robust growth, tame inflation, and low unemployment in the U.S. lifted the Dow Jones Industrial Average above the 9000 point mark for the first time. Short-term market expectations hurt many small cap stocks as investors focused on larger cap stocks. The return of the S&P 500 was nearly four times that of the Russell 2000 Index, as shown above.
   Low interest rates and federal budget restraint powered a U.S. bond market rally this past spring. Treasury prices rose to historic highs while yields fell. Increased corporate profits boosted the sector's bond market as most businesses met debt obligations.
   European economic growth accelerated due to increased fiscal discipline on the part of governments and private industry. Strong gains in the Morgan
Stanley Capital Europe Australia Far East (EAFE) Index largely resulted from Continental Europe's economic growth prospects and reforms related to the introduction of a common currency in 1999.
   Asian stock markets languished for much of the period. A sustained rally in Asian stocks seems unlikely over the coming months unless Japan, the main engine of growth for the region, acts decisively to clean up its debt strapped banking system and revives its economy.
   At mid-year, the U.S. economy is buffeted by opposing forces. Domestic demand for U.S. goods and services remains strong but exports have dropped due to the Pacific Rim crises. We believe the Asian situation could have a moderating effect on U.S. companies' profit growth for the remainder of the fiscal year.
   We thank you for your investment in Premium Fund. We suggest you periodically review your annuity investment options with the help of your financial adviser.

Sincerely,

/s/ Wayne A. Stork                 /s/ Jeffrey J. Nick
-----------------------------      ------------------------------
Wayne A. Stork                     Jeffrey J. Nick
Chairman                           President and Chief Executive

DELAWARE GROUP PREMIUM FUND, INC.-TREND SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                           NUMBER     MARKET
                                                         OF SHARES     VALUE
                                                         ---------   ----------
  COMMON STOCK - 92.90%
  AEROSPACE & DEFENSE - 1.86%
 +AAR ..........................................          52,050     $ 1,538,728
 *Kellstrom Industries .........................          31,900         935,069
 *LMI Aerospace ................................          27,700         287,388
                                                                     -----------
                                                                       2,761,185
                                                                     -----------
  BANKING, FINANCE & INSURANCE - 14.29%
  ACE Limited ..................................          41,200       1,606,800
 +Ambac Financial Group ........................          37,200       2,176,200
 *Amerin .......................................           7,400         215,756
  Capital Automotive ...........................         126,800       1,802,937
  Capital Re ...................................          26,800       1,919,550
 *Capital Trust Class A ........................          65,700         632,363
  Centris Group ................................          27,300         337,838
  FIRST AMERICAN (TENNESSEE) ...................          95,700       4,608,553
 *First Sierra Financial .......................          31,200         949,650
  Indymac Mortgage Holdings ....................          83,700       1,904,175
 *Profit Recovery Group ........................          74,800       2,096,737
  Resource Asset Investment Trust ..............          38,100         607,219
  Webster Financial ............................          29,700         987,525
  Western Bancorp ..............................          31,200       1,323,075
                                                                     -----------
                                                                      21,168,378
                                                                     -----------
  BUILDINGS & MATERIALS - 2.55%
 *Comfort Systems USA ..........................         118,500       2,769,938
 *J. Ray McDermott .............................          24,400       1,012,600
                                                                     -----------
                                                                       3,782,538
                                                                     -----------
  CABLE, MEDIA, & PUBLISHING - 9.28%
+*CHANCELLOR MEDIA CLASS A .....................         105,100       5,218,869
 *Emmis Broadcasting ...........................          33,000       1,582,969
 *Metro Networks ...............................          21,700         933,778
+*Snyder Communications ........................          41,500       1,826,000
 +TCA Cable TV .................................          19,600       1,178,450
 *The Petersen Companies Class A ...............          58,000       1,486,250
+*USA Networks .................................          60,304       1,517,022
                                                                     -----------
                                                                      13,743,338
                                                                     -----------
  CHEMICALS - 1.42%
+*Mettler-Toledo International .................         104,900       2,104,556
                                                                     -----------
                                                                       2,104,556
                                                                     -----------

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
   COMMON STOCK (CONTINUED)
   COMPUTERS & TECHNOLOGY - 22.84%
 +*AnswerThink Consulting Group ..................         23,300    $   499,494
 +*Aspect Development ............................         33,600      2,538,900
  *Brio Technology ...............................         25,600        344,800
 +*Concord Communications ........................         14,700        378,066
  *EMC ...........................................         68,900      3,087,581
  *FlexInternational Software ....................         94,000        666,812
  +Henry(Jack) & Associates ......................         59,800      2,059,363
 +*Hyperion Software .............................         75,700      2,159,816
 +*Inktomi .......................................         14,500        575,469
 +*J.D. EDWARDS ..................................         66,100      2,838,169
 +*Netgravity ....................................          7,200         94,275
 +*Network Appliance .............................         28,500      1,108,828
 +*NOVA ..........................................         88,700      3,171,025
  *Peerless Systems ..............................        106,100      2,214,838
 +*PLATINUM TECHNOLOGY ...........................        138,295      3,954,373
  *PMT Services ..................................         80,900      2,057,894
  *SPR ...........................................         38,500      1,171,844
  *SunGuard Data Systems .........................         40,700      1,561,863
 +*Veritas Software ..............................         51,975      2,148,841
 +*Xylan .........................................         40,200      1,197,206
                                                                     -----------
                                                                      33,829,457
                                                                     -----------
   CONSUMER PRODUCTS - 3.79%
  *Cendant .......................................         37,860        790,328
  +G&K Services ..................................         40,900      1,789,375
  *GEMSTAR INTERNATIONAL
    GROUP LIMITED.................................         81,300      3,030,966
                                                                     -----------
                                                                       5,610,669
                                                                     -----------
   ELECTRONICS & ELECTRICAL EQUIPMENT - 5.06%
  *Applied Micro Circuits ........................         96,000      2,493,000
  *Integrated Electrical Services ................         38,600        776,825
 +*Micrel ........................................         52,900      1,735,781
 +*MMC Networks ..................................         23,600        751,512
  +Pittston Brink's Group ........................         23,500        866,563
  *Protection One ................................         79,800        870,319
                                                                     -----------
                                                                       7,494,000
                                                                     -----------
   ENVIRONMENTAL SERVICES - 0.81%
  *Superior Services .............................         39,800      1,197,731
                                                                     -----------
                                                                       1,197,731
                                                                     -----------
-----------
Top 10 stock holdings, representing 23.3% of net assets, are printed in boldface.

Trend Series
Statement of Net Assets (Continued)

                                                          NUMBER        MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
  COMMON STOCK (Continued)
  FOOD, BEVERAGES & TOBACCO - 1.09%
 *The Cheesecake Factory .........................         71,700     $1,622,213
                                                                      ----------
                                                                       1,622,213
                                                                      ----------
  HEALTHCARE & PHARMACEUTICALS - 5.27%
+*Alternative Living Services ....................         48,300      1,304,100
+*Atria Communities ..............................         27,400        471,794
 *Brookdale Living Communities ...................         75,000      1,907,813
+*Coulter Pharmaceuticals ........................         14,200        430,438
+*Renal Care Group ...............................         25,850      1,140,631
+*Sunrise Assisted Living ........................         74,100      2,549,503
                                                                      ----------
                                                                       7,804,279
                                                                      ----------
  INDUSTRIAL MACHINERY - 0.13%
 *Spinnaker Industries Common ....................          5,800        108,025
 *Spinnaker Industries Class A ...................          4,500         87,750
                                                                      ----------
                                                                         195,775
                                                                      ----------
  LEISURE, LODGING & ENTERTAINMENT - 1.60%
 *Dave & Buster's ................................         51,500      1,282,672
  Royal Caribbean Cruises ........................         13,700      1,089,150
                                                                      ----------
                                                                       2,371,822
                                                                      ----------
  METALS & MINING - 0.46%
 *Metals USA .....................................         39,500        681,375
                                                                      ----------
                                                                         681,375
                                                                      ----------
  PAPER & FOREST PRODUCTS - 1.91%
 +CONSOLIDATED GRAPHICS ..........................         47,900      2,826,100
                                                                      ----------
                                                                       2,826,100
                                                                      ----------
  RETAIL - 15.31%
 *Barnett ........................................         52,800      1,062,600
+*Bebe Stores ....................................         24,200        316,113
+*CDnow ..........................................         29,200        587,650
 *CompUSA ........................................         47,100        850,744
+*Concepts Direct ................................         22,100        327,356

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
  COMMON STOCK (CONTINUED)
  RETAIL (CONTINUED)
 *Cost Plus ..................................           76,900      $ 2,307,000
 *DOLLAR TREE STORES .........................           69,600        2,827,500
 *Hibbett Sporting Goods .....................           42,200        1,682,725
 *LINENS N THINGS ............................           97,500        2,979,844
+*MSC Industrial Direct Class A ..............           74,900        2,134,650
+*Marinemax ..................................           37,900          469,013
 *Piercing Pagoda ............................           23,900          857,413
 +Restoration Hardware .......................           25,000          626,563
  Schultz Sav-O Stores .......................           28,000          451,500
 *Sonic ......................................           24,750          552,234
+*Staples ....................................           96,475        2,794,760
+*Sunglass Hut International .................           61,100          674,009
 *Wilmar Industries ..........................           46,000        1,173,000
                                                                     -----------
                                                                      22,674,674
                                                                     -----------
  TELECOMMUNICATIONS - 2.71%
+*GeoTel Communications ......................           51,000        2,068,688
+*Nextlink Communications Class A ............           51,500        1,948,953
                                                                     -----------
                                                                       4,017,641
                                                                     -----------
  TRANSPORTATION & SHIPPING - 0.55%
+*Coach USA ..................................           17,700          807,563
                                                                     -----------
                                                                         807,563
                                                                     -----------
  UTILITIES - 1.22%
+*AES ........................................           34,392        1,807,729
                                                                     -----------
                                                                       1,807,729
                                                                     -----------
  MISCELLANEOUS - 0.75%
+*Neff .......................................           29,900          347,588
+*NFO Worldwide ..............................           42,300          756,113
  Northland Cranberries ......................              400            6,188
                                                                     -----------
                                                                       1,109,889
                                                                     -----------
  TOTAL COMMON STOCK
  (COST $112,340,459) ........................                       137,610,912
                                                                     -----------

TREND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL     MARKET
                                                           AMOUNT       VALUE
                                                         ---------   -----------
REPURCHASE AGREEMENTS - 11.01%
With Chase Manhattan 5.85%
   7/01/98 (dated 6/30/98,
   collateralized by $6,102,000
   U.S. Treasury Notes
   5.375% due 6/30/03,
   market value $6,073,107) ................           $ 5,952,000   $ 5,952,000
With PaineWebber 5.75%
   7/01/98 (dated 6/30/98,
   collateralized by $1,738,000
   U.S. Treasury Notes
   5.875% due 01/31/99,
   market value $1,783,536 and
   $3,405,000 U.S. Treasury Notes
   6.00% due 8/15/99, market
   value $3,496,730) .......................             5,175,000     5,175,000
With J.P. Morgan Securities 5.75%
   7/01/98 (dated 6/30/98,
   collateralized by $190,000
   U.S. Treasury Notes
   5.50% due 3/31/03,
   market value $192,425
   and $4,850,000
   U.S. Treasury Notes
   6.25% due 02/15/03,
   market value $5,096,466) ................           $ 5,175,000   $ 5,175,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $16,302,000) ......................                          16,302,000
                                                                     -----------


TOTAL MARKET VALUE OF SECURITIES - 103.91% (cost $128,642,459).............................        $153,912,912

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (3.91%)..................................          (5,791,176)
                                                                                                   ------------
NET ASSETS APPLICABLE TO 7,839,785 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $18.89 PER SHARE - 100.00%................................................        $148,121,736
                                                                                                   ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund
   with 50,000,000 shares allocated to the Series..........................................        $117,126,761
Undistributed net investment income........................................................              12,396
Accumulated net realized gain on investments...............................................           5,712,126
Net unrealized appreciation of investments.................................................          25,270,453
                                                                                                   ------------
Total net assets...........................................................................        $148,121,736
                                                                                                   ------------

-------------------
*Non-income producing security.
+Security is partially or fully on loan.

                             See accompanying notes
4

DELAWARE GROUP PREMIUM FUND, INC.-DELCAP SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
   COMMON STOCK - 92.37%
   BANKING, FINANCE, & INSURANCE - 13.91%
   ACE Limited .................................          39,100     $ 1,524,900
   Ambac Financial Group .......................          26,200       1,532,700
   Bank of Boston ..............................          12,400         689,750
   Blanch(E.W.)Holdings ........................          54,500       2,002,875
   FINOVA Group ................................          21,100       1,194,788
   FIRST AMERICAN (TENNESSEE) ..................          73,500       3,539,484
  *Heller Financial ............................          44,100       1,323,000
  +Household International .....................          34,700       1,726,325
   National City ...............................          12,300         873,300
   PartnerRe ...................................          18,000         918,000
   Peoples Heritage Financial Group ............          75,700       1,790,778
                                                                     -----------
                                                                      17,115,900
                                                                     -----------
   BUILDINGS & MATERIALS - 0.34%
  *Dal-Tile International ......................           6,300          61,819
  *J. Ray McDermott, S.A .......................           8,700         361,050
                                                                     -----------
                                                                         422,869
                                                                     -----------
   CABLE, MEDIA, & PUBLISHING - 6.75%
  *Chancellor Media Class A ....................          34,600       1,718,106
 +*Jacor Communications ........................          23,200       1,370,250
   Lamar Advertising ...........................          31,100       1,109,881
  *Snyder Communications .......................          62,900       2,767,600
  *World Color Press ...........................          38,300       1,340,500
                                                                     -----------
                                                                       8,306,337
                                                                     -----------
   COMPUTERS & TECHNOLOGY - 19.57%
  +12 Technologies .............................          40,800       1,435,650
 +*Acxiom ......................................          63,200       1,581,975
  +BMC SOFTWARE ................................          59,500       3,092,141
   Citrix Systems ..............................          12,400         848,238
  *COMPUWARE ...................................          62,100       3,172,922
 +*DST Systems .................................          12,200         683,200
  *Fore Systems ................................          60,900       1,611,947
 +*J.D. Edwards ................................          40,300       1,730,381
   Linear Technology ...........................          24,900       1,501,781

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
  COMMON STOCK (CONTINUED)
  COMPUTERS & TECHNOLOGY (CONTINUED)
 *Network Appliance ..............................         15,700    $   610,828
 +Network Associates .............................         24,850      1,188,917
 *PLATINUM Technology ............................         83,700      2,393,297
 *PMC - Sierra ...................................         14,600        683,463
 *Sterling Commerce ..............................         46,319      2,246,451
 *SunGuard Data Systems ..........................         33,600      1,289,400
                                                                     -----------
                                                                      24,070,591
                                                                     -----------
  CONSUMER PRODUCTS - 3.12%
 *Gemstar International Group Limited ............         58,600      2,184,681
 *Henry Schein ...................................         36,000      1,653,750
                                                                     -----------
                                                                       3,838,431
                                                                     -----------
  ELECTRONICS & ELECTRICAL EQUIPMENT - 2.67%
+*Analog Devices .................................         45,700      1,122,506
+*MMC Networks ...................................         40,800      1,299,225
 *Xilinx .........................................         25,200        857,587
                                                                     -----------
                                                                       3,279,318
                                                                     -----------
  ENVIRONMENTAL SERVICES - 2.20%
 *Republic Services Class A ......................         12,900        309,600
+*USA Waste Services .............................         48,548      2,397,033
                                                                     -----------
                                                                       2,706,633
                                                                     -----------
  FOOD, BEVERAGE, & TOBACCO - 2.43%
 *Aurora Foods ...................................         22,000        464,750
  Food Lion ......................................         42,800        433,350
  Food Lion Class A ..............................         69,300        734,147
+*Starbucks ......................................         25,400      1,356,519
                                                                     -----------
                                                                       2,988,766
                                                                     -----------
  HEALTHCARE & PHARMACEUTICALS - 6.82%
 *HEALTH MANAGEMENT ASSOCIATES
  CLASS A ........................................        128,418      4,293,960
+*HEALTHSOUTH ....................................         59,400      1,585,238
+*Phycor .........................................         67,600      1,117,512
 *Quorum Health Group ............................         52,500      1,389,609
                                                                     -----------
                                                                       8,386,319
                                                                     -----------
------------
Top 10 stock holdings, representing 29.0% of net assets, are printed in boldface.

DELCAP SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
  COMMON STOCK (CONTINUED)
  LEISURE, LODGING & ENTERTAINMENT - 5.98%
 *OUTBACK STEAKHOUSE ...........................          80,600     $ 3,140,881
+*Papa John's International ....................          59,300       2,340,497
+*Prime Hospitality ............................          55,300         964,294
  Royal Caribbean Cruises ......................          11,500         914,250
                                                                     -----------
                                                                       7,359,922
                                                                     -----------
  RETAIL - 10.38%
  BED BATH & BEYOND ............................          80,300       4,163,053
 *CompUSA ......................................          37,100         670,119
 +Fastenal .....................................          23,900       1,110,603
 *Guitar Center ................................          10,500         316,969
  KOHL'S .......................................          56,000       2,905,000
 +STAPLES ......................................         124,200       3,597,919
                                                                     -----------
                                                                      12,763,663
                                                                     -----------
  REAL ESTATE - 0.62%
 *Catellus Development .........................          43,200         764,100
                                                                     -----------
                                                                         764,100
                                                                     -----------
  TELECOMMUNICATIONS - 9.79%
+*ASCEND COMMUNICATIONS ........................          79,900       3,957,547
 +Clear Channel Communications .................          23,700       2,586,263
 *Heftel Broadcasting ..........................          19,900         888,659




 *Pacific Gateway Exchange .....................          18,300         733,716
 +Star Telecommunications ......................          75,900       1,695,891
+*Tellabs ......................................          30,500       2,183,609
                                                                     -----------
                                                                      12,045,685
                                                                     -----------
  TEXTILES, APPAREL & FURNITURE - 1.09%
 *Jones Apparel Group ..........................          36,700       1,341,844
                                                                     -----------
                                                                       1,341,844
                                                                     -----------
 TRANSPORTATION & SHIPPING - 1.65%
 +Gatx .........................................          29,600       1,298,700
  Knight Transportation ........................          37,800         730,012
                                                                     -----------
                                                                       2,028,712
                                                                     -----------
  UTILITIES - 3.11%
 *AES ..........................................          72,794       3,826,235
                                                                     -----------
                                                                       3,826,235
                                                                     -----------
  MISCELLANEOUS - 1.94%
 *Cendant ......................................          59,650       1,245,194
 *Cornell Corrections ..........................          39,500         829,500
 +Personnel Group of America ...................          15,500         310,000
                                                                     -----------
                                                                       2,384,694
                                                                     -----------
  TOTAL COMMON STOCK
  (COST $87,409,360) ...........................                     113,630,019
                                                                     -----------
6

DELCAP SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ---------     ---------
REPURCHASE AGREEMENTS - 8.21%
With Chase Manhattan 5.85%
   07/01/98 (dated 06/30/98,
   collateralized by $3,764,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $3,782,221) ................       $ 3,689,000       $ 3,689,000
With JP Morgan Securities 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $3,006,000
   U.S. Treasury Notes
   6.25% due 02/15/03,
   market value $3,159,108
   and $118,000
   U.S.Treasury Notes
   5.50% due 03/31/03,
   market value $119,277) ..................         3,208,000         3,208,000
With PaineWebber 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $1,077,000
   U.S. Treasury Notes 5.875%
   due 01/31/99, market value
   $1,105,547 and $2,110,000
   U.S. Treasury Notes 6.00%
   due 08/31/99,
   market value $2,167,492) ................       $ 3,208,000       $ 3,208,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $10,105,000) ......................                          10,105,000
                                                                     -----------



TOTAL MARKET VALUE OF SECURITIES - 100.58% (COST $97,514,360)............................      $123,735,019

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.58%)................................          (714,042)
                                                                                               ------------
NET ASSETS APPLICABLE TO 6,936,780 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $17.73 PER SHARE - 100.00%..............................................      $123,020,977
                                                                                               ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock $0.01 par value, 1,000,000,000 shares authorized to the Fund with
   50,000,000 shares allocated to the Series.............................................      $ 91,670,009
Undistributed net investment loss........................................................          (133,927)
Accumulated net realized gain on investments.............................................         5,264,236
Net unrealized appreciation on investments...............................................        26,220,659
                                                                                               ------------
Total net assets.........................................................................      $123,020,977
                                                                                               ============

------------
*Non-income producing security.
+Security is partially or fully on loan.

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-SMALL CAP VALUE SERIES (FORMERLY VALUE SERIES) STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK - 97.30%
 AEROSPACE & DEFENSE - 0.77%
 Cordant Technologies ..........................          17,100     $   788,738
                                                                     -----------
                                                                         788,738
                                                                     -----------
 AUTOMOBILES & AUTOMOTIVE PARTS - 3.44%
 Arvin Industries ..............................          35,800       1,299,988
 CLARCOR .......................................          50,750       1,065,750
 Federal Signal ................................          47,100       1,145,119
                                                                     -----------
                                                                       3,510,857
                                                                     -----------
 BANKING, FINANCE & INSURANCE - 21.57%
 Arm Financial Group Class A ...................          48,400       1,070,850
*AVIS RENT-A-CAR ...............................          72,300       1,789,425
 CMAC Investment ...............................          27,000       1,660,500
 ENHANCE FINANCIAL
    SERVICES GROUP .............................          56,000       1,890,000
 Everest Reinsurance Holdings ..................          30,800       1,183,875
*Farm Family Holdings ..........................          35,000       1,362,813
*Financial Federal .............................          56,350       1,510,884
 HORACE MANN EDUCATORS .........................          67,200       2,318,400
 Keystone Financial ............................          20,150         743,031
 M & T Bank ....................................           1,725         955,650
 NAC RE Group ..................................          19,000       1,014,125
 North Fork Bancorporation .....................          61,750       1,509,016
 Peoples Heritage Financial Group ..............          63,100       1,492,709
 SCPIE Holdings ................................          18,500         626,688
 Union Planters ................................          26,100       1,535,006
 Westamerica Bancorporation ....................          41,300       1,331,925
                                                                     -----------
                                                                      21,994,897
                                                                     -----------
 BUILDINGS & MATERIALS - 3.70%
 Chicago Bridge and Iron .......................          42,900         664,950
 D.R. Horton ...................................          73,400       1,532,225
*Jacobs Engineering Group ......................          48,900       1,570,913
                                                                     -----------
                                                                       3,768,088
                                                                     -----------
 CABLE, MEDIA & PUBLISHING - 0.68%
 Cadmus Communications .........................          28,600         695,338
                                                                     -----------
                                                                         695,338
                                                                     -----------

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
   COMMON STOCK (CONTINUED)
   CHEMICALS - 3.51%
   A. Schulman ...................................         33,500     $  653,250
   Ferro .........................................         28,700        726,469
   Lawter International ..........................         56,500        614,438
  *Scotts ........................................         42,500      1,583,125
                                                                      ----------
                                                                       3,577,282
                                                                      ----------
   COMPUTERS & TECHNOLOGY - 5.54%
   Novellus Systems ..............................         20,000        714,375
  *Quantum .......................................         27,200        563,550
   SCI Systems ...................................         28,100      1,057,263
   SCIENTIFIC-ATLANTA ............................         75,400      1,913,275
  *SpeedFam International ........................         22,600        416,688
  *Synopsys ......................................         21,500        984,297
                                                                      ----------
                                                                       5,649,448
                                                                      ----------
   ELECTRONICS & ELECTRICAL EQUIPMENT - 1.28%
   Kuhlman .......................................         33,000      1,305,563
                                                                      ----------
                                                                       1,305,563
                                                                      ----------
   ENERGY - 8.02%
   Nicor .........................................         25,000      1,003,125
  *Oceaneering International .....................         81,100      1,439,525
  *Offshore Logistics ............................         22,600        403,269
  *Pool Energy Services ..........................         43,300        641,381
  *Seagull Energy ................................         67,400      1,116,313
  *Seitel ........................................         68,900      1,115,319
  *Swift Energy ..................................         64,870      1,033,866
   Vintage Petroleum .............................         75,600      1,426,950
                                                                      ----------
                                                                       8,179,748
                                                                      ----------
   FOOD, BEVERAGE & TOBACCO - 2.08%
  *Corn Products .................................         39,300      1,331,288
   Universal Foods ...............................         35,600        789,875
                                                                      ----------
                                                                       2,121,163
                                                                      ----------
   HEALTHCARE & PHARMANEUTICALS - 4.22%
   Arrow International ...........................         35,100        970,734
  *Marquette Medical Systems .....................         54,900      1,408,528
  *TRIGON HEALTHCARE .............................         53,200      1,925,175
                                                                      ----------
                                                                       4,304,437
                                                                      ----------

----------
Top 10 stock holdings, representing 19.3% of net assets, are printed in boldface.

SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK (CONTINUED)
 INDUSTRIAL MACHINERY - 4.79%
 Columbus McKinnon ...............................         44,400     $1,187,700
*Global Industries Technology ....................         45,600        655,500
 IDEX ............................................         35,850      1,236,825
 Regal-Beloit ....................................         40,300      1,158,625
 Watts Industries ................................         31,100        649,213
                                                                      ----------
                                                                       4,887,863
                                                                      ----------
 LEISURE, LODGING & ENTERTAINMENT - 4.78%
 American General Hospitality ....................         48,000      1,020,000
*Hollywood Park ..................................         37,500        473,438
 King World Productions ..........................         62,100      1,583,550
 VIAD ............................................         64,700      1,795,425
                                                                      ----------
                                                                       4,872,413
                                                                      ----------
 METALS & MINING - 0.78%
*Lone Star Technologies ..........................         52,300        797,575
                                                                      ----------
                                                                         797,575
                                                                      ----------
 PAPER & FOREST PRODUCTS - 3.40%
 Caraustar Industries ............................         27,800        798,381
 Chesapeake ......................................         20,600        802,113
 Glatfelter (P.H.) ...............................         57,400        907,638
 Rayonier ........................................         20,900        961,400
                                                                      ----------
                                                                       3,469,532
                                                                      ----------
 REAL ESTATE - 12.04%
 Cabot Industrial Trust ..........................         59,200      1,280,200
 Chateau Communities .............................         27,716        796,829
 Duke Realty Investments .........................         41,100        973,556
 Excel Legacy ....................................         35,200        154,880
*Excel Realty Trust ..............................         38,600      1,116,988
 Mack-Cali Realty ................................         33,600      1,155,000
 Pan Pacific Retail Properties ...................         59,300      1,208,238
 Patriot American Hospitality ....................         55,632      1,331,691

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK (CONTINUED)
 REAL ESTATE (CONTINUED)
 Prentiss Properties Trust .....................          52,500     $ 1,276,406
 Public Storage ................................          33,000         924,000
 Reckson Associates Realty .....................          56,300       1,330,088
 Reckson Service Industries ....................           8,832          30,029
 Starwood Hotels & Resorts Trust ...............          14,450         698,116
                                                                     -----------
                                                                      12,276,021
                                                                     -----------
 RETAIL - 4.38%
*BJ's Wholesale Club ...........................          35,900       1,458,438
 Casey's General Stores ........................          16,600         275,456
*Sports Authority ..............................          54,700         817,081
*ZALE ..........................................          60,100       1,911,931
                                                                     -----------
                                                                       4,462,906
                                                                     -----------
 TEXTILES, APPAREL & FURNITURE - 3.91%
*Furniture Brands International ................          29,900         839,069
 KELLWOOD ......................................          50,900       1,819,675
*Quaker Fabric .................................          52,500         756,328
*Synthetic Industries ..........................          39,100         570,616
                                                                     -----------
                                                                       3,985,688
                                                                     -----------
 TRANSPORTATION & SHIPPING - 5.00%
*MESABA HOLDINGS ...............................         108,000       2,490,750
*M.S. Carriers .................................          41,900       1,133,919
 US Freightways ................................          44,900       1,474,684
                                                                     -----------
                                                                       5,099,353
                                                                     -----------
 UTILITIES - 3.41%
 AMERICAN WATER WORKS ..........................          59,400       1,841,400
 Public Service Company of
  New Mexico....................................          33,100         750,956
 Sierra Pacific Resources ......................          24,400         886,025
                                                                     -----------
                                                                       3,478,381
                                                                     -----------
 TOTAL COMMON STOCK
 (COST $86,529,212) ............................                      99,225,291
                                                                     -----------

SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ---------     ---------
REPURCHASE AGREEMENTS - 4.88%
With Chase Manhattan 5.85%
   07/01/98 (dated 06/30/98,
   collateralized by $1,865,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $1,855,982) ....................      $1,819,000      $1,819,000
With JP Morgan Securities 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $1,482,000
   U.S. Treasury Notes
   6.25% due 02/15/03,
   market value $1,557,514,
   and $58,000 U.S. Treasury Notes
   5.50% due 03/31/03,
   market value $58,806) .......................       1,581,000       1,581,000
With PaineWebber 5.75% 07/01/98
   (dated 06/30/98, collateralized by
   $531,000 U.S. Treasury Notes
   5.875% due 01/31/99,
   market value $545,060, and
   $1,040,000 U.S. Treasury Notes
   6.00% due 08/31/99,
   market value $1,068,624) ....................      $1,582,000      $1,582,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $4,982,000) ...........................                       4,982,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES - 102.18% (COST $91,511,212)...................................        $104,207,291

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (2.18%).......................................          (2,223,869)
                                                                                                        ------------
NET ASSETS APPLICABLE TO 5,855,329 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $17.42 PER SHARE - 100.00%.....................................................        $101,983,422
                                                                                                        ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value 1,000,000,000 shares authorized to the Fund with
50,000,000 shares allocated to the Series.......................................................        $ 87,990,962
Undistributed net investment income.............................................................             663,059
Accumulated net realized gain on investments....................................................             633,322
Net unrealized appreciation of investments......................................................          12,696,079
                                                                                                        ------------
Total net assets................................................................................        $101,983,422
                                                                                                        ============

------------
*Non-income producing security
 ADR - American Depository Receipt

                             See accompanying notes
10

DELAWARE GROUP PREMIUM FUND, INC.-SOCIAL AWARENESS SERIES
(FORMERLY QUANTUM SERIES)
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
COMMON STOCK - 92.27%
AUTOMOBILES & AUTOMOTIVE PARTS - 0.10%
PACCAR .........................................            300     $   15,647
                                                                    ----------
                                                                        15,647
                                                                    ----------
BANKING & FINANCE - 19.79%
AmSouth Bancorporation .........................          2,970        116,758
Bank of Boston .................................          3,140        174,663
BankAmerica ....................................          1,635        141,325
Bankers Trust New York .........................          1,400        162,488
BEAR STEARNS ...................................          3,675        209,016
CHASE MANHATTAN ................................          3,810        287,655
City National ..................................          4,025        148,673
Comerica .......................................          2,662        176,357
Edwards (A.G.) .................................          3,245        138,521
First Chicago NBD ..............................            440         38,995
First Union ....................................          3,170        184,653
Mellon Bank ....................................          2,105        146,561
National City ..................................          1,611        114,381
NationsBank ....................................            850         65,025
PNC Financial Group ............................          1,800         96,863
Paine Webber Group .............................          3,870        165,926
Republic New York ..............................          2,500        157,344
SLM Holding ....................................          3,002        147,098
T. Rowe Price Associates .......................          2,200         82,638
TRAVELERS GROUP ................................          4,590        278,269
                                                                    ----------
                                                                     3,033,209
                                                                    ----------
BUILDINGS & MATERIALS - 2.01%
Kaufman & Broad Home ...........................          5,200        165,100
Masco ..........................................          1,300         78,650
Oakwood Homes ..................................          2,150         64,500
                                                                    ----------
                                                                       308,250
                                                                    ----------
CABLE, MEDIA & PUBLISHING - 5.48%
Dun & Bradstreet ...............................          4,805        173,581
Ennis Business Forms ...........................            715          8,312
Gannett ........................................          2,070        147,099
McGraw-Hill ....................................          1,800        146,813
New York Times .................................          1,550        122,838
Omnicom Group ..................................          2,400        119,700
Reynolds & Reynolds Class A ....................          6,700        121,856
                                                                    ----------
                                                                       840,199
                                                                    ----------
CHEMICALS - 0.17%
International Flavors & Fragrances .............            585         25,411
                                                                    ----------
                                                                        25,411
                                                                    ----------

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
COMMON STOCK (CONTINUED)
COMPUTERS & TECHNOLGY - 11.42%
American Power Conversion ..................            4,925       $  147,134
Apple Computer .............................            5,800          166,569
Cisco Systems ..............................              900           82,884
Dell Computer ..............................              400           37,113
Deluxe .....................................            3,315          118,718
EMC ........................................              870           38,987
HBO ........................................            5,280          186,285
LEXMARK INTERNATIONAL GROUP A ..............            3,600          219,600
MICROSOFT ..................................            2,280          247,166
PeopleSoft .................................            2,400          112,725
Pitney Bowes ...............................            1,500           72,188
Storage Technology .........................            3,840          166,560
Symantec ...................................            5,900          153,769
                                                                    ----------
                                                                     1,749,698
                                                                    ----------
CONSUMER PRODUCTS - 2.33%
Avon Products ..............................            1,130           87,575
Brinker International ......................            8,600          165,550
Clorox .....................................            1,090          103,959
                                                                    ----------
                                                                       357,084
                                                                    ----------
ELECTRONICS & ELECTRICAL
   EQUIPMENT - 1.21%
Solectron ..................................            3,700          155,631
Xerox ......................................              300           30,488
                                                                    ----------
                                                                       186,119
                                                                    ----------
ENERGY - 2.28%
Helmerich & Payne ..........................            4,780          106,355
Oryx Energy ................................            2,610           57,746
Sun ........................................            1,480           57,443
US Industries ..............................            5,140          127,215
                                                                    ----------
                                                                       348,759
                                                                    ----------
ENVIRONMENTAL SERVICES - 1.03%
Republic Industries ........................            6,300          157,500
                                                                    ----------
                                                                       157,500
                                                                    ----------
FOOD, BEVERAGE & TOBACCO - 7.53%
Agribrands International ...................               27              817
Campbell Soup ..............................            1,790           95,094
Coca Cola ..................................            2,010          171,855
Fleming Companies ..........................            8,700          152,794
Flowers Industries .........................            4,870           99,531
Hershey Foods ..............................            1,340           92,460
International Multifoods ...................              920           25,300
Interstate Bakeries ........................            4,570          151,667

-----------
Top 10 stock holdings, representing 17.0% of net assets, are printed in boldface.

Social Awareness Series
Statement of Net Assets (Continued)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
COMMON STOCK (Continued)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
McCormick and Company ........................             3,600      $  128,588
Quaker Oats ..................................             2,425         133,223
Ralston-Purina Group .........................               270          31,539
Universal Foods ..............................             3,200          71,000
                                                                      ----------
                                                                       1,153,868
                                                                      ----------
HEALTHCARE & PHARMACEUTICALS - 8.12%
Agouron Pharmaceuticals ......................             1,750          53,211
Arterial Vascular Engineering ................             4,900         175,022
Beverly Enterprises ..........................            11,150         154,009
Block Drug ...................................             3,500         132,453
Health Management
   Associates Class A ........................             1,500          50,156
ICN Pharmaceuticals ..........................             3,200         146,200
Johnson & Johnson ............................             1,425         105,094
Lincare Holdings .............................             2,590         108,861
PharMerica ...................................             1,433          17,286
SCHERING-PLOUGH ..............................             3,300         302,363
                                                                      ----------
                                                                       1,244,655
                                                                      ----------
INDUSTRIAL MACHINERY - 1.51%
Cincinnati Milacron ..........................               900          21,881
Deere & Co. ..................................             2,475         130,866
Ingersoll-Rand ...............................             1,800          79,313
                                                                      ----------
                                                                         232,060
                                                                      ----------
INSURANCE - 6.54%
Allstate .....................................             1,890         173,053
Conseco ......................................             3,700         172,975
Marsh & McLennan .............................             2,715         164,088
Mercury General ..............................             1,520          97,755
Mid Ocean ....................................             1,100          86,350
Old Republic International ...................             5,190         152,132
Reliance Group Holdings ......................             8,870         155,225
                                                                      ----------
                                                                       1,001,578
                                                                      ----------
LEISURE, LODGING
   & ENTERTAINMENT - 0.22%
Fleetwood Enterprises ........................               290          11,600
King World Productions .......................               870          22,185
                                                                      ----------
                                                                          33,785
                                                                      ----------
METALS & MINING - 0.56%
Cleveland Cliffs Iron ........................             1,600          85,800
                                                                      ----------
                                                                          85,800
                                                                      ----------

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
COMMON STOCK (CONTINUED)
PACKAGING & CONTAINERS - 0.12%
Sealed Air ...................................               500     $    18,375
                                                                     -----------
                                                                          18,375
                                                                     -----------
RETAIL - 8.74%
CVS Corporation ..............................             2,850         110,972
Fingerhut ....................................             5,200         171,600
Gap ..........................................             2,142         132,001
Jostens ......................................             7,245         174,786
Neiman-Marcus Group ..........................             2,000          86,875
Pier 1 Imports ...............................             6,500         155,188
Ross Stores ..................................             3,930         169,481
Safeway ......................................             3,260         132,641
TJX ..........................................             8,520         205,545
                                                                     -----------
                                                                       1,339,089
                                                                     -----------
TELECOMMUNICATIONS - 10.16%
ALLTEL .......................................             4,750         220,875
AT&T .........................................             5,195         296,764
AMERITECH ....................................             4,650         208,669
BELLSOUTH ....................................             5,090         341,666
SBC Communications ...........................             4,590         183,600
Tellabs ......................................             2,000         143,187
U.S. West Communications Group ...............             3,470         163,090
                                                                     -----------
                                                                       1,557,851
                                                                     -----------
TEXTILES, APPAREL & FURNITURE - 0.96%
Miller (Herman) ..............................             1,400          33,994
Tommy Hilfiger ...............................             1,820         113,750
                                                                     -----------
                                                                         147,744
                                                                     -----------
TRANSPORTATION & SHIPPING - 1.13%
AMR ..........................................             1,820         151,515
UAL ..........................................               280          21,833
                                                                     -----------
                                                                         173,348
                                                                     -----------
MISCELLANEOUS - 0.86%
Input/Output .................................             7,400         131,813
                                                                     -----------
                                                                         131,813
                                                                     -----------
TOTAL COMMON STOCK
   (COST $12,072,529) ........................                       $14,141,842
                                                                     -----------
12

SOCIAL AWARENESS SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL     MARKET
                                                           AMOUNT       VALUE
                                                        ----------     ------
REPURCHASE AGREEMENTS - 7.43%
With Chase Manhattan 5.85%
   7/01/98 (dated 6/30/98
   collateralized by $426,000
   U.S. Treasury Notes
   5.375% due 6/30/03,
   market value $423,948) ....................      $  416,000      $  416,000
With J.P. Morgan Securties 5.75%
   7/01/98 (dated 6/30/98
   collateralized by $339,000
   U.S. Treasury Notes
   6.25% due 2/15/03,
   market value $355,771
   and $13,000 U.S. Treasury Notes
   5.50% due 3/31/03,
   market value $13,433) .....................         361,000         361,000
With PaineWebber 5.75%
   7/01/98 (dated 6/30/98
   collateralized by $238,000
   U.S. Treasury Notes
   6.00% due 8/15/99,
   market value $244,098
   and $121,000 U.S. Treasury Notes
   5.875% due 1/31/99,
   market value $124,504) ....................      $  361,000      $  361,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $1,138,000) .........................                       1,138,000
                                                                    ----------



TOTAL MARKET VALUE OF SECURITIES - 99.70% (COST $13,210,529)...............................................          $15,279,842

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.30%....................................................               46,205
                                                                                                                     -----------
NET ASSETS APPLICABLE TO 1,059,363 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $14.47 PER SHARE - 100.00%...................................................          $15,326,047
                                                                                                                     ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares
   allocated to the Series.................................................................................          $13,228,158
Undistributed net investment income........................................................................               51,490
Accumulated net realized loss on investments...............................................................              (22,914)
Net unrealized appreciation of investments.................................................................            2,069,313
                                                                                                                     -----------
Total net assets...........................................................................................          $15,326,047
                                                                                                                     ===========
                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-DEVON SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK - 91.30%
 AEROSPACE & DEFENSE - 0.62%
 GenCorp .......................................           9,000      $  227,250
                                                                      ----------
                                                                         227,250
                                                                      ----------
 AUTOMOBILES &
 AUTOMOTIVE PARTS - 1.64%
 Danaher .......................................          16,400         601,675
                                                                      ----------
                                                                         601,675
                                                                      ----------
 BANKING, FINANCE
 & INSURANCE - 19.61%
 AFLAC .........................................          31,900         966,969
 American International Group ..................           3,950         576,700
 Chubb .........................................           3,600         289,350
 EQUIFAX .......................................          38,400       1,394,400
 FEDERAL HOME LOAN .............................          32,300       1,520,119
 Federal National Mortgage .....................           6,200         376,650
 Nationwide Financial Services
  Class A ......................................           9,700         494,700
 PMI Group .....................................           6,600         484,275
 SAFECO ........................................           8,400         381,412
 Unum ..........................................          12,900         715,950
                                                                      ----------
                                                                       7,200,525
                                                                      ----------
 BUILDINGS & MATERIALS - 3.00%
 MASCO .........................................          18,200       1,101,100
                                                                      ----------
                                                                       1,101,100
                                                                      ----------
 CABLE, MEDIA & PUBLISHING - 1.02%
 Wallace Computer Services .....................          15,800         375,250
                                                                      ----------
                                                                         375,250
                                                                      ----------
 CHEMICALS - 1.87%
 Valspar .......................................          17,300         685,513
                                                                      ----------
                                                                         685,513
                                                                      ----------
 COMPUTERS & TECHNOLOGY - 3.49%
 Hewlett-Packard ...............................          14,800         886,150
*SunGuard Data Systems .........................          10,300         395,263
                                                                      ----------
                                                                       1,281,413
                                                                      ----------
 ELECTRONICS &
 ELECTRICAL EQUIPMENT - 6.56%
 Intel .........................................           7,100         526,066
 SYMBOL TECHNOLOGIES ...........................          39,150       1,477,913
 Teleflex ......................................          10,700         406,600
                                                                      ----------
                                                                       2,410,579
                                                                      ----------
 ENERGY - 3.53%
 Compagnie Francaise de Petroleum Total ........           7,200         470,700
 Kerr-McGee ....................................           7,100         410,913

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK (CONTINUED)
 ENERGY (CONTINUED)
 Royal Dutch Petroleum .........................           7,600      $  416,575
                                                                      ----------
                                                                       1,298,188
                                                                      ----------
 ENVIRONMENTAL SERVICES - 3.50%
 ECOLAB ........................................          41,400       1,283,400
                                                                      ----------
                                                                       1,283,400
                                                                      ----------
 FOOD, BEVERAGE & TOBACCO - 7.47%
 ConAgra .......................................          15,100         478,481
 Hannaford Brothers ............................          11,400         501,600
 Hershey Foods .................................           5,200         358,800
 Philip Morris .................................          14,700         578,813
 Ralston-Purina Group ..........................           2,300         268,669
 Universal Foods ...............................          25,000         554,688
                                                                      ----------
                                                                       2,741,051
                                                                      ----------
 HEALTHCARE & PHARMACEUTICALS - 8.65%
 AMERICAN HOME PRODUCTS ........................          26,300       1,361,025
 Johnson & Johnson .............................          10,100         744,875
 Tyco International ............................          10,500         661,500
 Nationwide Health Properties ..................          11,300         269,788
 Sun Communities ...............................           4,200         139,125
                                                                      ----------
                                                                       3,176,313
                                                                      ----------
 PACKAGING & CONTAINERS - 0.24%
*Sealed Air ....................................           2,358          86,671
                                                                      ----------
                                                                          86,671
                                                                      ----------
 RETAIL - 9.63%
 Intimate Brands ...............................          29,300         807,581
 May Department Stores .........................           4,800         314,400
 RITE AID ......................................          43,700       1,641,476
 Sherwin-Williams ..............................          13,900         460,438
 Developers Diversified Realty .................           4,700         184,181
 Storage USA ...................................           3,700         129,500
                                                                       ---------
                                                                       3,537,576
                                                                       ---------
 TELECOMMUNICATIONS - 4.59%
 ALLTEL ........................................           7,300         339,450
 Ericsson (LM) Telefonaktiebolaget
  ADR ..........................................          15,800         453,263
 SBC COMMUNICATIONS ............................          22,300         892,000
                                                                       ---------
                                                                       1,684,713
                                                                       ---------
 TEXTILES, APPAREL & FURNITURE - 5.75%
 HON Industries ................................          25,100         851,831
 Hillenbrand Industries ........................          11,600         696,000
 Miller (Herman) ...............................           6,800         165,113
 Newell ........................................           8,000         398,500
                                                                       ---------
                                                                       2,111,444
                                                                       ---------
-----------
Top 10 stock holdings, representing 34.3% of net assets, are printed in boldface.

DEVON SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK (CONTINUED)
 UTILITIES - 2.41%
 CMS Energy ..................................            9,500      $   418,000
 Edison International ........................            5,800          171,463
 PacifiCorp ..................................           13,100          296,388
                                                                     -----------
                                                                         885,851
                                                                     -----------
 MISCELLANEOUS - 7.72%
 FEDERAL SIGNAL ..............................           39,900          970,069
 Highwoods Properties ........................            4,800          155,100
 Pentair .....................................            7,500          318,750
 Service International .......................           11,700          501,638
 Stewart Enterprises .........................           33,200          889,137
                                                                     -----------
                                                                       2,834,694
                                                                     -----------
 TOTAL COMMON STOCK
 (COST $30,688,675) ..........................                       $33,523,206
                                                                     -----------
 CONVERTIBLE PREFERRED STOCK - 0.61%
 METALS & MINING - 0.37%
*Freeport-McMoRan
 Copper & Gold 5.00% .........................            7,000          136,500
                                                                     -----------
                                                                         136,500
                                                                     -----------
 PACKAGING & CONTAINERS - 0.24%
*Sealed Air-$2.00 4/1/08 Series A ............            2,090           87,780
                                                                     -----------
                                                                          87,780
                                                                     -----------
 TOTAL CONVERTIBLE PREFERRED STOCK
 (COST $266,851) .............................                           224,280
                                                                     -----------


                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       -----------    ---------
REPURCHASE AGREEMENTS - 8.83%
With Chase Manhattan 5.85%
   07/01/98 (dated 06/30/98,
   collateralized by $1,213,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $1,207,022) ..................       $1,183,000       $1,183,000
With JP Morgan Securities 5.75%
   07/01/98 (dated 6/30/98,
   collateralized by $964,000
   U.S. Treasury Notes
   6.25% due 02/15/03,
   market value $1,013,000
   and $38,000 U.S. Treasury Notes
   5.50% due 03/31/03,
   market value $38,244) .....................        1,028,000        1,028,000
With PaineWebber 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $677,000
   U.S. Treasury Notes
   6.00% due 08/15/99,
   market value $694,970
   and $345,000 U.S. Treasury Notes
   5.875% due 01/31/99,
   market value $354,475) ....................        1,029,000        1,029,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $3,240,000) .........................                         3,240,000
                                                                      ----------


TOTAL MARKET VALUE OF SECURITIES (COST $34,195,526) - 100.74%..............................            $36,987,486

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.74%)..................................               (270,371)
                                                                                                       -----------

NET ASSETS APPLICABLE TO 2,637,673 SHARES ($0.01 PAR VALUE) OUTSTANDING;
 EQUIVALENT TO $13.92 PER SHARE - 100.00%..................................................            $36,717,115
                                                                                                       ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
 50,000,000 shares allocated to the Series.................................................            $33,210,693
Undistributed net investment income........................................................                175,117
Accumulated net realized gain on investments...............................................                539,345
Net unrealized appreciation of investments.................................................              2,791,960
                                                                                                       -----------
Total net assets...........................................................................            $36,717,115
                                                                                                       ===========

------------
*Non-income producing security
 ADR - American Depository Receipt

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-DECATUR TOTAL RETURN SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK - 97.23%
 AUTOMOBILES & AUTOMOTIVE PARTS - 5.51%
 Cooper Industries ...........................           72,900     $  4,004,944
 Ford Motor ..................................          143,900        8,490,100
 General Motors ..............................          121,100        8,090,994
 Tenneco .....................................          234,400        8,921,850
                                                                    ------------
                                                                      29,507,888
                                                                    ------------
 BANKING, FINANCE
 & INSURANCE - 22.24%
+AMERICAN GENERAL ............................          158,700       11,297,456
 Aon .........................................          138,625        9,738,406
 BANK OF BOSTON ..............................          197,200       10,969,250
 BankAmerica .................................           97,900        8,462,231
 Crestar Financial ...........................          146,600        7,998,863
 First Chicago NBD ...........................          101,800        9,022,025
+First Union .................................          170,826        9,950,615
 Fleet Financial Group .......................           72,500        6,053,750
 Mellon Bank .................................          100,700        7,011,238
+Mercantile Bancorporation ...................          120,100        6,050,038
 National City ...............................           83,500        5,928,500
 PNC Financial Group .........................           15,400          828,713
 SAFECO ......................................          124,100        5,634,916
+St. Paul ....................................          184,600        7,764,738
 Summit Bancorp ..............................          124,575        5,917,313
+U.S. Bancorp ................................          151,500        6,514,500
                                                                    ------------
                                                                     119,142,552
                                                                    ------------
 CABLE, MEDIA & PUBLISHING - 3.02%
 MCGRAW-HILL .................................          198,300       16,173,844
                                                                    ------------
                                                                      16,173,844
                                                                    ------------
 CHEMICALS - 5.72%
 duPont(E.I.)deNemours .......................           82,100        6,126,713
+Hercules ....................................           41,200        1,694,350
 HOECHST ADR .................................          250,100       12,411,213
+Imperial Chemical ADR .......................          156,600       10,100,700
 PPG Industries ..............................            4,500          313,031
                                                                    ------------
                                                                      30,646,007
                                                                    ------------
 CONSUMER PRODUCTS - 3.38%
 Kimberly-Clark ..............................          153,800        7,055,575
+MINNESOTA MINING &
  MANUFACTURING ..............................          134,700       11,070,656
                                                                    ------------
                                                                      18,126,231
                                                                     -----------

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK (CONTINUED)
 ELECTRONICS & ELECTRICAL
 EQUIPMENT - 4.85%
+AMP .........................................          169,500      $ 5,826,563
 Eaton .......................................           46,800        3,638,700
 Emerson Electric ............................          170,700       10,295,344
+Thomas & Betts ..............................          126,400        6,225,200
                                                                     -----------
                                                                      25,985,807
                                                                     -----------
 ENERGY - 11.20%
 Atlantic Richfield ..........................          129,900       10,148,438
 British Petroleum ADR .......................           81,342        7,178,467
+Chevron .....................................          126,500       10,507,406
 Consolidated Natural Gas ....................          134,500        7,918,688
+Enron .......................................          126,700        6,849,719
 USX-Marathon Group ..........................          237,100        8,135,494
+Williams ....................................          274,900        9,277,875
                                                                     -----------
                                                                      60,016,087
                                                                     -----------
 ENVIROMENTAL SERVICES - 1.52%
+Browning Ferris .............................          233,980        8,130,805
                                                                     -----------
                                                                       8,130,805
                                                                     -----------
 FOOD, BEVERAGE & TOBACCO - 9.51%
 BESTFOODS ...................................          238,800       13,865,325
 ConAgra .....................................          302,800        9,594,975
 Fortune Brands ..............................          273,900       10,528,031
 Heinz (H.J.) ................................          134,800        7,565,650
 Philip Morris ...............................          239,200        9,418,500
                                                                     -----------
                                                                      50,972,481
                                                                     -----------
 HEALTHCARE & PHARMACEUTICALS - 9.67%
 AMERICAN HOME PRODUCTS ......................          275,200       14,241,600
 BAXTER INTERNATIONAL ........................          209,600       11,279,100
+Glaxo Wellcome ADR ..........................          126,000        7,536,375
 Merck & Company .............................           58,500        7,824,375
 Pharmacia & Upjohn ..........................          237,400       10,950,075
                                                                     -----------
                                                                      51,831,525
                                                                     -----------
 METALS & MINING - 2.32%
+Allegheny Teledyne ..........................          295,500        6,759,563
+Aluminum Company of America .................           86,300        5,690,406
                                                                     -----------
                                                                      12,449,969
                                                                     -----------
 PAPER & FOREST PRODUCTS - 1.97%
+Union Camp ..................................          105,700        5,245,363
 Weyerhaeuser ................................          114,300        5,279,231
                                                                     -----------
                                                                      10,524,594
                                                                     -----------


------------------
Top 10 stock holdings, representing 23.6% of net assets, are printed in boldface.

DECATUR TOTAL RETURN SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK (CONTINUED)
 RETAIL - 4.18%
 MAY DEPARTMENT STORES .....................           176,200      $ 11,541,100
+Penney (J.C.) .............................           149,900        10,839,644
                                                                    ------------
                                                                      22,380,744
                                                                    ------------
 TELECOMMUNICATIONS - 7.55%
 AT&T ......................................            70,400         4,021,600
 Bell Atlantic .............................           167,700         7,651,313
+Cable & Wireless ADR ......................           159,100         5,866,813
 Frontier ..................................           265,300         8,356,950
 GTE .......................................           145,800         8,110,125
+SBC Communications ........................           161,400         6,456,000
                                                                    ------------
                                                                      40,462,801
                                                                    ------------
 TRANSPORTATION & SHIPPING - 0.78%
+British Airways ADR .......................            34,100         3,667,881
 Norfolk Southern ..........................            17,100           509,794
                                                                    ------------
                                                                       4,177,675
                                                                    ------------
 UTILITIES - 1.30%
+Southern ..................................           252,200         6,982,788
                                                                    ------------
                                                                       6,982,788
                                                                    ------------
 MISCELLANEOUS - 2.51%
 PITNEY BOWES ..............................           278,900        13,422,063
                                                                    ------------
                                                                      13,422,063
                                                                    ------------
 TOTAL COMMON STOCK
 (COST $451,552,825) .......................                        $520,933,861
                                                                    ------------


                                                     PRINCIPAL         MARKET
                                                      AMOUNT            VALUE
                                                     ---------        -------
REPURCHASE AGREEMENTS - 2.62%
With Chase Manhattan 5.85%
   07/01/98 (dated 06/30/98,
   collateralized by $5,260,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $5,234,897) ................       $ 5,131,000       $ 5,131,000
With J.P. Morgan Securities 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $4,181,000
   U.S. Treasury Notes
   6.25% due 02/15/03,
   market value $4,393,052, and
   $164,000 U.S. Treasury Notes
   5.50% due 03/31/03,
   market value $165,866) ..................         4,460,000         4,460,000
With PaineWebber 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $1,498,000
   U.S. Treasury Notes
   5.875% due 01/31/99,
   market value $1,537,372, and
   $2,935,000 U.S. Treasury Notes
   6.00% due 08/31/99,
   market value $3,014,112) ................         4,461,000         4,461,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $14,052,000) ......................                          14,052,000
                                                                     -----------


TOTAL MARKET VALUE OF SECURITIES - 99.85% (COST $465,604,825)..................................             $534,985,861

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.15%........................................                  803,734
                                                                                                            ------------

NET ASSETS APPLICABLE TO 27,704,927 SHARES ($0.01 PAR VALUE) OUTSTANDING;
EQUIVALENT TO $19.34 PER SHARE - 100.00%.......................................................             $535,789,595
                                                                                                            ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
50,000,000 shares allocated to the Series......................................................             $435,529,293
Undistributed net investment income............................................................                1,914,174
Accumulated net realized gain on investments...................................................               28,965,092
Net unrealized appreciation of investments.....................................................               69,381,036
                                                                                                            ------------
Total net assets...............................................................................             $535,789,595
                                                                                                            ============

-----------
+Security is partially or fully on loan.
 ADR - American Depository Receipt

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-REIT SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK - 92.65%
 HOTELS/DIVERSIFIED REITS - 17.82%
 Capital Automotive ..............................          3,500       $ 49,766
*Catellus Development ............................          3,000         53,063
 Glenborough Realty Trust ........................          2,300         60,663
 Newhall Land & Farming ..........................          1,940         54,805
 Patriot American Hospitality ....................          2,100         50,269
 ROUSE ...........................................          2,250         70,734
 STARWOOD HOTELS
  & RESORTS TRUST ................................          2,100        101,451
                                                                        --------
                                                                         440,751
                                                                        --------
 MALL REITS - 5.30%
 General Growth Properties .......................          1,700         63,538
 Simon DeBartolo Group ...........................          2,080         67,600
                                                                        --------
                                                                         131,138
                                                                        --------
 MANUFACTURED HOUSING REITS - 4.50%
 Chateau Communities .............................          1,800         51,750
 Sun Communities .................................          1,800         59,625
                                                                        --------
                                                                         111,375
                                                                        --------
 MULTIFAMILY REITS - 17.34%
 AVALON BAY COMMUNITIES ..........................          1,813         68,457
 APARTMENT INVESTMENT
  & MANAGEMENT ...................................          1,800         71,100
 Camden Property Trust ...........................          2,300         68,425
 Equity Residential Properties ...................          1,400         66,413
 Essex Property Trust ............................          2,000         62,000
 Grove Property Trust ............................          4,400         45,925
 Pennsylvania Real Estate
 Investment Trust ................................          2,100         46,594
                                                                        --------
                                                                         428,914
                                                                        --------

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK (CONTINUED)
 OFFICE/INDUSTRIAL REITS - 35.67%
 AMB Property ................................            2,400       $   58,800
 Alexandria R.E.Equities .....................            2,000           59,875
 CABOT INDUSTRIAL TRUST ......................            3,200           69,200
 CARRAMERICA REALTY ..........................            2,500           70,938
 CRESCENT REAL ESTATE EQUITIES ...............            2,240           75,320
 DUKE REALTY INVESTMENTS .....................            2,900           68,694
 EQUITY OFFICE PROPERTIES TRUST ..............            2,500           70,938
 First Industrial Realty .....................            2,000           63,500
 Liberty Property Trust ......................            1,900           48,569
 Parkway Properties ..........................            1,400           41,300
 Prentiss Properties Trust ...................            2,500           60,781
*Reckson Service Industries ..................              376            1,278
 Reckson Associates Realty ...................            2,800           66,150
 SL Green Realty .............................            2,800           63,000
 Spieker Properties ..........................            1,655           64,131
                                                                      ----------
                                                                         882,474
                                                                      ----------
 RETAIL STRIP CENTER REITS - 9.39%
 Developers Diversified Realty ...............            1,400           54,863
 Excel Realty Trust ..........................            1,700           49,194
 JDN REALTY ..................................            2,300           73,313
 Pan Pacific Retail Properties ...............            2,700           55,013
                                                                      ----------
                                                                         232,383
                                                                      ----------
 SELF STORAGE REITS - 2.63%
 Public Storage ..............................            2,320           64,960
                                                                      ----------
                                                                          64,960
                                                                      ----------
 TOTAL COMMON STOCK
 (COST $2,335,388) ...........................                        $2,291,995
                                                                      ----------

-------------
Top 10 stock holdings, representing 29.9% of net assets, are printed in boldface.

REIT SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                     PRINCIPAL         MARKET
                                                      AMOUNT            VALUE
                                                     ---------        -------
REPURCHASE AGREEMENTS - 6.75%
With Chase Manhattan 5.85%
   07/01/98 (dated 06/30/98,
   collateralized by $63,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $62,214) .....................         $ 61,000         $ 61,000
With JP Morgan Securities 5.75%
   07/01/98 (dated 6/30/98,
   collateralized by $50,000
   U.S. Treasury Notes
   6.25% due 02/15/03,
   market value $52,209 and
   $2,000 U.S. Treasury Notes
   5.50% due 03/31/03,
   market value $1,971) ......................           53,000           53,000
With PaineWebber 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $35,000
   U.S. Treasury Notes
   6.00% due 08/15/99,
   market value $35,821 and
   $18,000 U.S. Treasury Notes
   5.875% due 01/31/99,
   market value $18,271) .....................         $ 53,000         $ 53,000
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
   (COST $167,000) ...........................                           167,000
                                                                        --------



TOTAL MARKET VALUE OF SECURITIES - 99.40% (COST $2,502,387)..............................        $2,458,995

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.60%..................................            14,757
                                                                                                 ----------

NET ASSETS APPLICABLE TO 251,239 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $9.85 PER SHARE - 100.00%...............................................        $2,473,752
                                                                                                 ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock $0.01 par value, 1,000,000,000 shares authorized to the Fund with
  50,000,000 shares allocated to the Series..............................................        $2,494,270
Undistributed net investment income......................................................            23,224
Accumulated net realized loss on investments.............................................              (350)
Net unrealized depreciation of investments...............................................           (43,392)
                                                                                                 ----------
Total net assets.........................................................................        $2,473,752
                                                                                                 ==========

-----------
 Reit: Real Estate Investment Trust
*Non-income producing security

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-DELAWARE SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK - 71.24%
 AEROSPACE & DEFENSE - 0.50%
 GenCorp .......................................          32,900     $   830,725
                                                                     -----------
                                                                         830,725
                                                                     -----------
 AUTOMOBILES & AUTOMOTIVE PARTS - 15.40%
+Danaher .......................................          72,000       2,641,500
                                                                     -----------
                                                                       2,641,500
                                                                     -----------
 BANKING, FINANCE, & INSURANCE - 15.40%
 AFLAC .........................................          97,400       2,952,438
 American International Group ..................          13,950       2,036,700
 Chubb .........................................          13,800       1,109,175
+EQUIFAX .......................................         127,300       4,622,581
 FEDERAL HOME LOAN .............................         107,100       5,040,394
 Federal National Mortgage .....................          32,800       1,992,600
 Nationwide Financial Services
  Class A ......................................          36,800       1,876,800
+PMI Group .....................................          29,900       2,193,913
 SAFECO ........................................          31,400       1,425,756
+Unum ..........................................          40,700       2,258,850
                                                                     -----------
                                                                      25,509,207
                                                                     -----------
 BUILDINGS & MATERIALS - 3.11%
 MASCO .........................................          85,300       5,160,650
                                                                     -----------
                                                                       5,160,650
                                                                     -----------
 CHEMICALS- 1.28%
 Valspar .......................................          53,500       2,119,938
                                                                     -----------
                                                                       2,119,938
                                                                     -----------
 COMPUTERS & TECHNOLOGY - 3.23%
 Hewlett-Packard ...............................          48,900       2,927,888
 SunGuard Data Systems .........................          15,500         594,813
 Wallace Computer Services .....................          76,700       1,821,625
                                                                     -----------
                                                                       5,344,326
                                                                     -----------
 CONSUMER PRODUCTS - 0.54%
 General Electric ..............................           9,900         900,900
                                                                     -----------
                                                                         900,900
                                                                     -----------
 ELECTRONICS & ELECTRICAL EQUIPMENT - 4.87%
 Intel .........................................          25,000       1,852,344
 SYMBOL TECHNOLOGIES ...........................         130,300       4,918,825
 Teleflex ......................................          34,000       1,292,000
                                                                     -----------
                                                                       8,063,169
                                                                     -----------

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
 COMMON STOCK (CONTINUED)
 ENERGY - 2.82%
 Compagnie Francaise de
  Petroleum Total ............................           29,558      $ 1,932,354
 Kerr-McGee ..................................           24,400        1,412,150
+Royal Dutch Petroleum .......................           24,300        1,331,944
                                                                     -----------
                                                                       4,676,448
                                                                     -----------
 ENVIROMENTAL SERVICES - 2.97%
 ECOLAB ......................................          158,300        4,907,300
                                                                     -----------
                                                                       4,907,300
                                                                     -----------
 FOOD, BEVERAGE & TOBACCO - 5.01%
+ConAgra .....................................           55,900        1,771,331
 Hannaford Brothers ..........................           26,100        1,148,400
 Philip Morris ...............................           61,000        2,401,875
 Ralston-Purina Group ........................           12,100        1,413,431
 Universal Foods .............................           70,400        1,562,000
                                                                     -----------
                                                                       8,297,037
                                                                     -----------
 HEALTHCARE & PHARMACEUTICALS - 7.67%
 AMERICAN HOME PRODUCTS ......................          100,200        5,185,350
 Johnson & Johnson ...........................           39,600        2,920,500
 Stewart Enterprises .........................           81,000        2,169,281
+Tyco International ..........................           38,600        2,431,800
                                                                     -----------
                                                                      12,706,931
                                                                     -----------
 PACKAGING & CONTAINERS - 0.32%
+Sealed Air ..................................           14,526          533,816
                                                                     -----------
                                                                         533,816
                                                                     -----------
 REAL ESTATE - 2.19%
 Developers Diversified Realty ...............           18,700          732,806
 Highwoods Properties ........................           17,500          565,469
 Nationwide Health Properties ................           33,900          809,363
+Storage USA .................................           20,800          728,000
 Sun Communities .............................           23,600          781,750
                                                                     -----------
                                                                       3,617,388
                                                                     -----------
 RETAIL - 7.34%
+INTIMATE BRANDS .............................          108,600        2,993,288
 May Department Stores .......................           15,900        1,041,450
+RITE AID ....................................          159,100        5,976,194
 Sherwin-Williams ............................           64,600        2,139,875
                                                                     -----------
                                                                      12,150,807
                                                                     -----------

---------------
Top 10 stock holdings, representing 27.0% of net assets, are printed in boldface.

DELAWARE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                         ---------    ----------
COMMON STOCK (CONTINUED)
   TELECOMMUNICATIONS - 3.76%
  +ALLTEL ......................................          40,400     $ 1,878,600
   Ericsson (LM) Telefonaktiebolaget
    ADR ........................................          49,000       1,405,688
  +SBC COMMUNICATIONS ..........................          73,600       2,944,000
                                                                     -----------
                                                                       6,228,288
                                                                     -----------
   TEXTILES, APPAREL & FURNITURE - 3.95%
   HON Industries ..............................          72,000       2,443,500
   Hillenbrand Industries ......................          38,400       2,304,000
   Miller (Herman) .............................          37,000         898,406
   Newell ......................................          18,100         901,606
                                                                     -----------
                                                                       6,547,512
                                                                     -----------
   UTILITIES - 1.14%
   CMS Energy ..................................          32,000       1,408,000
  +Edison International ........................          16,000         473,000
                                                                     -----------
                                                                       1,881,000
                                                                     -----------
   MISCELLANEOUS - 3.55%
   Federal Signal ..............................         112,100       2,725,431
   Pentair .....................................          27,600       1,173,000
  +Service International .......................          46,200       1,980,825
                                                                     -----------
                                                                       5,879,256
                                                                     -----------
   TOTAL COMMON STOCK
   (COST $93,463,181) ..........................                     117,996,198
                                                                     -----------

   CONVERTIBLE PREFERRED STOCK - 0.44%
   METALS & MINING - 0.44%
   Freeport-McMoRan Copper & Gold ..............          37,600         733,200
                                                                     -----------
   TOTAL CONVERTIBLE PREFERRED STOCK
   (COST $898,510) .............................                         733,200
                                                                     -----------

   WARRANTS - 0.33%
   Sealed Air ..................................          12,873         540,645
                                                                     -----------
   TOTAL WARRANTS (COST $575,221) ..............                         540,645
                                                                     -----------

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                         ---------       -------
ASSET BACKED SECURITIES - 4.82%
American Finance Home Equity
Series 94-2A1 6.95% 6/25/24 ..................         $ 34,591           34,654
Series 92-5A 7.20% 2/15/08 ...................           70,508           71,269
Series 91-1A 8.00% 7/25/06 ...................            7,450            7,593
California Infrastructure PG&E
 Series 97-1A4 6.16% 6/25/03 .................          640,000          643,072

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                         ---------       -------

ASSET BACKED SECURITIES (CONTINUED)
Chase Manhattan RV Owner Trust
   Series 1997-A A9 6.32% 12/15/08 ...............     $  145,000     $  146,392
CIT RV Trust
   Series 97-A A5 6.25% 11/17/08 .................        570,000        573,078
   Series 98-A A5 6.12% 7/15/14 ..................        535,000        541,520
EQCC Series 1998-2 A3F
   6.23% 3/15/13 .................................        500,000        500,156
First Plus Home Loan Trust
   Series 98-3 A3 6.27% 5/10/13 ..................        650,000        651,828
First Union Residential Securitization
   Tax Series 96-A2 6.46% 9/25/11 ................        555,000        555,167
First USA Credit Card Master Trust
   Series 97-10A 5.75% 9/17/03 ...................        125,000        125,038
MetLife Capital Equipment
   Loan Trust Series 97-AA
   6.85% 5/20/08 .................................        420,000        431,634
NationsCredit Grantor Trust
   Series 96-1 A 5.85% 9/15/11 ...................        181,597        180,307
   Series 97-2 A1 6.35% 4/15/14 ..................        327,228        329,989
Neiman Marcus Group Series 95-1 A
   7.60% 6/15/03 .................................        180,000        185,953
Oakwood Mortgage Investors
   Series 97C A3 6.65% 11/15/27 ..................        560,000        568,872
Standard Credit Card Master
   Trust Series 94-4A 8.25% 11/7/03 ..............        600,000        641,311
The Money Store Home Equity Trust
   Series 97-C AH5 6.59% 2/15/15 .................        500,000        504,700
   Series 97-AA9 7.235% 4/15/27 ..................        330,000        338,844
UCFC Home Equity Loan
   Series 96-B1 A3 7.30% 4/15/14 .................        460,000        462,760
World Omni Automobile Lease
   Securitization Series 97-BA4
   6.20% 11/25/03 ................................        490,000        492,842
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (COST $7,931,230) .............................                     7,986,979
                                                                      ----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.00%
Asset Securitization Corporation
   Series 97-D5 A2 6.81% 2/14/41 .................        480,000        497,025
   Series 97-D5 A3 6.864% 2/14/41 ................        375,000        386,602
   Series 96-D2 A1 6.92% 2/14/29 .................        364,452        379,428
   Series 96-D3 A1B 7.21% 10/13/26 ...............        360,000        378,394

DELAWARE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT        VALUE
                                                         ---------    -------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
   Series 97-D4 A1A 7.35% 4/14/29 ..............      $  221,796      $  229,316
   Series 97-MD7 A3 7.57% 1/13/30 ..............         400,000         432,563
Chase Commercial Mortgage Securities
   Series 96-2 C 6.90% 11/19/06 ................         250,000         253,438
GE Capital Mortgage Services
   Series 94-2 A3 5.40% 1/25/09 ................          69,776          69,518
   Series 98-6 1A6 6.75% 4/25/28 ...............         380,000         379,763
LB Commercial Conduit Mortgage
   Trust Series 98-Cl C 6.68% 2/18/08 ..........         470,000         473,819
Lehman Large Loan
   Series 97-LLI A1 6.79% 6/12/04 ..............         438,444         450,022
Mortgage Capital Funding Conti Series
   96-MC2 C 7.224% 9/20/06 .....................         245,000         254,341
   Series 96-MCI-D 7.80% 4/15/06 ...............         300,000         321,094
Nomura Asset Securities
   Series 93-1 A1 6.68% 12/15/01 ...............         341,846         347,081
   Series 96-MD5 A3 7.64% 4/13/36 ..............         340,000         368,156
   Series 95-MD3 A1A 8.17% 8/4/20 ..............         319,686         332,224
Residential Accredit Loans
   Series 98-QS9 A3 6.75% 8/25/28 ..............         400,000         401,938
   Series 96-QS3 A13 7.29% 6/25/26 .............         147,970         148,295
   Series 96-QS2 A6 7.45% 4/25/23 ..............         445,000         453,135
   Series 97-AS3 A3 7.50% 4/25/27 ..............         445,000         451,119
   Series 97-QS6 A5 7.50% 6/25/12 ..............         356,458         372,526
Residential Funding Mortgage
   Security I Series 98-S6 A6
   6.75% 3/25/28 ...............................         510,000         509,283
   Series 96-S9 7.25% 4/25/26 ..................         378,022         389,854
                                                                      ----------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $8,091,057) ...............                       8,278,934
                                                                      ----------

CORPORATE BONDS - 4.50%
ABN-AMRO Bank NV 8.25% 8/1/09                             80,000          90,000
Banco Santiago S.A. 7.00% 7/18/07                        280,000         258,300
Commercial Credit 6.50% 8/1/04                           450,000         455,625
Consumers Energy 6.38% 2/1/08                            380,000         375,250
Continental Airlines pass thru
   certificates 6.80% 1/2/09                             395,000         401,419

                                                         PRINCIPAL      MARKET
                                                          AMOUNT         VALUE
                                                         ---------     --------
 CORPORATE BONDS (CONTINUED)
 Credit Foncier de France
    8.00% 1/14/02 ..............................      $  370,000      $  392,663
 Federal Express pass thru certificates
    7.65% 1/15/14 ..............................         443,421         468,364
 Firstar Capital Trust I
    8.32% 12/15/26 .............................         260,000         287,625
 General Electric Capital
    5.89% 5/11/01 ..............................         670,000         671,675
 Health and Retirement Properties
    6.75% 12/18/02 .............................         400,000         402,500
 MCI Communications 6.13% 4/15/02 ..............         350,000         349,563
 Raytheon 5.95% 3/15/01 ........................         350,000         350,000
+Sony 6.13% 3/4/03 .............................         660,000         664,125
 Southern Investments United Kingdom
    unsec sr nts 6.38% 11/15/01 ................         250,000         251,563
 Summit Bank 6.75% 6/15/03 .....................         320,000         326,800
+Travelers Property Casualty
    6.75% 4/15/01 ..............................         775,000         790,500
 U.S. Bancorp sub nts 8.13% 5/15/02 ............         430,000         458,488
 U.S. Bank N.A. 6.50% 2/1/08 ...................         450,000         457,875
                                                                      ----------
 TOTAL CORPORATE BONDS
 (COST $7,325,277) .............................                       7,452,335
                                                                      ----------

 MORTGAGE-BACKED SECURITIES - 4.59%
 Federal National Mortage Association
    6.00% 3/1/11 to 4/1/13 .....................         937,170         929,117
 Federal National Mortage Association
    6.50% 4/1/13 to 6/1/28 .....................       4,525,084       4,529,060
 Federal National Mortgage Association
    7.00% 5/1/12 ...............................         496,000         506,385
 Federal National Mortgage Association
    7.50% 6/1/98 ...............................         404,139         415,253
 Federal National Mortgage Association
    9.50% 6/1/19 ...............................         197,203         212,610
 Goverment National Mortgage
 Association 6.50% 12/15/23
    to 1/15/24 .................................          86,755          87,108
 Government National Mortgage
    Association 7.00% 5/15/28 ..................         914,965         930,119
                                                                      ----------
 TOTAL MORTGAGE-BACKED SECURITIES
 (COST $7,563,531) .............................                       7,609,652
                                                                       ---------
22

DELAWARE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT         VALUE
                                                         ---------     --------
 MUNICIPAL BONDS - 0.23%
 Philadelphia Pennsylvania Industrial
   Development Authority Revenue
   Series 97 6.49% 6/15/04 .....................        $ 371,71       $ 375,201
                                                                       ---------
 TOTAL MUNICIPAL BONDS
 (COST $371,716) ...............................                         375,201
                                                                       ---------

 U.S. TREASURY OBLIGATIONS - 5.25%
+U.S. Treasury Bond 7.50% 11/15/16 .............         925,000       1,110,620
 U.S. Treasury Note 5.38% 2/15/01 ..............       3,080,000       3,069,743
 U.S. Treasury Note 5.50% 3/31/00 ..............         220,000         220,015
+U.S. Treasury Note 5.50% 2/15/08 ..............       2,195,000       2,193,222
+U.S. Treasury Note 5.75% 8/15/03 ..............         430,000         434,708
 U.S. Treasury Note 6.26% 4/30/01 ..............         250,000         254,698
+U.S. Treasury Note 6.38% 8/15/27 ..............       1,285,000       1,413,309
                                                                       ---------
 TOTAL U.S. TREASURY OBLIGATIONS
 (COST $8,559,305) .............................                       8,696,315
                                                                       ---------

 REPURCHASE AGREEMENTS - 3.85%
 With Chase Manhattan 5.85% 7/01/98
   (dated 6/30/98 collateralized by
   $2,388,000 U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $2,376,417) ....................       2,329,000       2,329,000
 With J.P. Morgan Securties 5.75%
   7/01/98 (dated 6/30/98 collateralized
   by $1,898,000 U.S. Treasury Notes
   6.25% due 2/15/03, market value
   $1,994,256 and $74,000 U.S. Treasury
   Notes 5.50% due 3/31/03, market
   value $75,296) ..............................       2,025,000       2,025,000
 With PaineWebber 5.75% 7/01/98
   (dated 6/30/98 collateralized by
   $1,332,000 U.S. Treasury Notes
   6.00% due 8/15/99, market value
   $1,368,276 and $680,000 U.S. Treasury
   Notes 5.875% due 1/31/99, market
   value $697,900) .............................       2,025,000       2,025,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $6,379,000) ...........................                       6,379,000
                                                                      ----------


TOTAL MARKET VALUE OF SECURITIES - 100.25% (COST $141,158,028)............................        $166,048,459

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.25%).................................            (413,407)
                                                                                                  ------------

NET ASSETS APPLICABLE TO 8,873,738 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $18.67 PER SHARE - 100.00%...............................................        $165,635,052
                                                                                                  ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $ 0.01 par value, 1,000,000,000 shares authorized to the Fund
   with 50,000,000 shares allocated to the Series.........................................        $133,339,812
Undistributed net investment income.......................................................           1,355,893
Accumulated net realized gain on investments..............................................           6,048,916
Net unrealized appreciation of investments................................................          24,890,431
                                                                                                  ------------
Total net assets..........................................................................        $165,635,052
                                                                                                  ============

------------
+Security is partially or fully on loan.

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-CONVERTIBLE SECURITIES SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT         VALUE
                                                         ---------     --------

CONVERTIBLE BONDS - 28.19%
AUTOMOBILES & AUTOMOTIVE PARTS - 5.53%
MAGNA International
   4.875% 02/15/05 ...............................     $  175,000     $  194,032
Tower Automotive 5.00% 08/01/04 ..................        200,000        204,000
                                                                      ----------
                                                                         398,032
                                                                      ----------
BANKING, FINANCE & INSURANCE - 1.92%
Bell Atlantic Financial Services
   5.75% 04/01/03 ................................        135,000        138,544
                                                                      ----------
                                                                         138,544
                                                                      ----------
CABLE, MEDIA & PUBLISHING - 3.33%
Jacor Communications
   0.00% 02/09/18 ................................        300,000        130,500
World Color Press 6.00% 10/01/07 .................        100,000        109,125
                                                                      ----------
                                                                         239,625
                                                                      ----------
COMPUTERS & TECHNOLOGY - 4.94%
Network Associates 0.00% 02/13/18 ................        440,000        204,600
Platinum Technology 6.25% 12/15/02 ...............        140,000        151,200
                                                                      ----------
                                                                         355,800
                                                                      ----------
ENERGY - 1.76%
Parker Drilling 5.50% 08/01/04 ...................        147,000        126,420
                                                                      ----------
                                                                         126,420
                                                                      ----------
FOOD, BEVERAGE & TOBACCO - 1.71%
Whole Foods Market 0.00% 03/02/18 ................        300,000        123,000
                                                                      ----------
                                                                         123,000
                                                                      ----------
HEALTHCARE & PHARMACEUTICALS - 1.68%
Atria Communities 5.00% 10/15/02 .................        125,000        120,625
                                                                      ----------
                                                                         120,625
                                                                      ----------
INDUSTRIAL MACHINERY - 2.01%
Thermo Fibertek 4.50% 07/15/04 ...................        140,000        145,075
                                                                      ----------
                                                                         145,075
                                                                      ----------
LEISURE, LODGING & ENTERTAINMENT - 1.14%
Capstar Hotel 4.75% 10/15/04 .....................        100,000         82,000
                                                                      ----------
                                                                          82,000
                                                                      ----------
TELECOMMUNICATIONS - 2.81%
Tel-Save Holdings 5.00% 12/15/04 .................        250,000        202,188
                                                                      ----------
                                                                         202,188
                                                                      ----------
MISCELLANEOUS - 1.36%
COREStaff 2.94% 08/15/04 .........................        100,000         97,750
                                                                      ----------
                                                                          97,750
                                                                      ----------
TOTAL CONVERTIBLE BONDS
   (COST $2,006,989) .............................                     2,029,059
                                                                      ----------

                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
COMMON STOCK - 21.27%
AUTOMOBILES & AUTOMOTIVE PARTS - 4.60%
Chrysler .........................................          2,200       $124,025
General Motors ...................................          3,100        207,119
                                                                        --------
                                                                         331,144
                                                                        --------
BANKING, FINANCE & INSURANCE - 0.67%
Capital Trust- Class A ...........................          5,000         48,125
                                                                        --------
                                                                          48,125
                                                                        --------
ENERGY - 2.47%
Exxon ............................................          2,500        178,281
                                                                        --------
                                                                         178,281
                                                                        --------
ENVIRONMENTAL SERVICES - 0.82%
Browning-Ferris ..................................          1,700         59,075
                                                                        --------
                                                                          59,075
                                                                        --------
REAL ESTATE - 10.09%
Corporate Office Properties ......................         13,800        122,475
Grove Property Trust .............................         16,100        168,044
SL Green Realty ..................................          9,700        218,250
Starwood Hotels & Resorts Trust ..................          4,500        217,406
                                                                        --------
                                                                         726,175
                                                                        --------
MISCELLANEOUS - 2.62%
Dollar General ...................................          4,800        188,700
                                                                        --------
                                                                         188,700
                                                                        --------
TOTAL COMMON STOCK ($1,503,424) ..................                     1,531,500
                                                                       ---------

CONVERTIBLE PREFERRED STOCKS - 42.25%
AUTOMOBILES & AUTOMOTIVE PARTS - 1.62%
BTI Capital Trust 6.50% ..........................          2,700        116,438
                                                                         -------
                                                                         116,438
                                                                         -------
BANKING, FINANCE & INSURANCE - 8.69%
American General 6.00% Series A ..................          1,800        162,450
American Heritage Life
   Investment 8.50% ..............................          3,000        195,000
National Australia Bank-Units
   7.875% ........................................          5,500        157,781
SunAmerica $3.188 ................................          2,300        110,400
                                                                        --------
                                                                         625,631
                                                                        --------
CABLE, MEDIA & PUBLISHING - 1.93%
MetroMedia International
   Group 7.25% ...................................          2,700        139,050
                                                                         -------
                                                                         139,050
                                                                         -------
24

CONVERTIBLE SECURITIES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
CONVERTIBLE PREFERRED STOCKS (CONTINUED)
CONSUMER PRODUCTS - 5.46%
Cendant 7.50% ....................................          4,600       $172,213
Newell Financial Trust I 5.25% ...................          3,800        220,875
                                                                        --------
                                                                         393,088
                                                                        --------
HEALTHCARE & PHARMACEUTICALS - 3.93%
Herbalife DECS III 8.75% .........................         11,000        227,563
MedPartners 6.50% ................................          5,200         54,925
                                                                        --------
                                                                         282,488
                                                                        --------
PAPER & FOREST PRODUCTS - 1.70%
International Paper 5.25% ........................          2,500        122,500
                                                                        --------
                                                                         122,500
                                                                        --------
REAL ESTATE - 8.72%
Crescent Real Estate 6.75% .......................         10,000        224,375
General Growth Properties 7.25% ..................          7,400        186,850
Reckson Associates Realty 7.625% .................          9,200        216,775
                                                                        --------
                                                                         628,000
                                                                        --------
RETAIL - 1.80%
AnnTaylor Finance Trust 8.50% ....................          2,100        129,150
                                                                        --------
                                                                         129,150
                                                                        --------
TELECOMMUNICATIONS - 2.73%
Winstar Communications 7.00% .....................          3,600        196,650
                                                                        --------
                                                                         196,650
                                                                        --------
TRANSPORTATION - 1.95%
Union Pacific Capital Trust 6.25% ................          3,000        140,625
                                                                        --------
                                                                         140,625
                                                                        --------
UTILITIES - 1.55%
Houston Industries 7.00% .........................          1,500        111,750
                                                                        --------
                                                                         111,750
                                                                        --------

                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
CONVERTIBLE PREFERRED STOCKS (CONTINUED)
MISCELLANEOUS - 2.17%
Central Parking Finance
   Trust 5.25% .................................           6,000       $ 156,000
                                                                       ---------
                                                                         156,000
                                                                       ---------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (COST $3,019,007) ...........................                       3,041,370
                                                                       ---------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       -----------
REPURCHASE AGREEMENTS - 11.90%
With Chase Manhattan 5.85% 07/01/98
   (dated 06/30/98, collateralized by
   $321,000 U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $319,265) ........................       $313,000        313,000
With JP Morgan Securities 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $255,000 U.S.
   Treasury Notes 6.25% due 02/15/03,
   market value $267,922, and $10,000
   U.S. Treasury Notes 5.50% due
   03/31/03, market value $10,116) ...............        272,000        272,000
With PaineWebber 5.75% 07/01/98
   (dated 06/30/98, collateralized by
   $91,000 U.S. Treasury Notes 5.875%
   due 01/31/99, market value $93,761,
   and $179,000 U.S. Treasury Notes
   6.00% due 08/31/99, market
   value $183,824) ...............................        272,000        272,000
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
   (COST $857,000) ...............................                       857,000
                                                                        --------


TOTAL MARKET VALUE OF SECURITIES - 103.61% (COST $7,386,420)............................      $7,458,929

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (3.61%)...............................        (259,654)
                                                                                              ----------

NET ASSETS APPLICABLE TO 623,851 SHARES ($0.01 PAR VALUE) OUTSTANDING; EQUIVALENT TO
   $11.54 PER SHARE - 100.00%...........................................................      $7,199,275
                                                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value 1,000,000,000 shares authorized to the Fund with
   50,000,000 shares allocated to the Series............................................      $6,897,718
Undistributed net investment income.....................................................          95,679
Accumulated net realized gain on investments............................................         133,369
Net unrealized appreciation on investments..............................................          72,509
                                                                                              ----------
Total net assets........................................................................      $7,199,275
                                                                                              ==========

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
                                                                       (U.S.$)
COMMON STOCK - 85.75%
ARGENTINA - 3.48%
 Central Puerto Class B ........................          21,000       $  48,307
 Transportadora
   de Gas del sur, Class B .....................          21,000          46,627
 YPF Sociedad Anonima ..........................           1,300          38,876
 YPF Sociedad Anonima ADR ......................           2,150          64,634
                                                                       ---------
                                                                         198,444
                                                                        --------
 BRAZIL - 16.08%
 Aracruz Celulose ADR ..........................           8,100          92,644
 Brasmotor .....................................       1,073,000          98,333
 Centrais Electricas
   de Santa Catrina GDR ........................             600          49,282
 COMPANHIA ENERGETICA
 DE MINAS GERAIS GDR ...........................           3,937         120,830
 Companhia Paranaense de
   Energia-Copel ADR ...........................          10,092          93,351
 ELVADORES ATLAS ...............................           7,500         114,781
 Lojas Renner ..................................         870,000          25,200
 GERDAU METALURGICA ............................       3,640,000         118,023
 Rossi Residential GDR .........................           4,500          21,982
 TELECOMMUNICACOES BRASILEIRAS
   ADR .........................................           1,500         163,781
 Usinas Siderurgicas
   de Minas Gerais ADR .........................           1,400           6,832
 Usinas Siderurgicas
   de Minas Gerais ADR .........................           2,334          11,744
                                                                       ---------
                                                                         916,783
                                                                       ---------
 CHILE - 4.44%
 Administradora de Fondos
   de Pensiones Provida ADR ....................           5,000          83,438
 Banco BHIF ADR ................................           4,140          61,841
 Cia del Telecomunicaciones
   de Chile ADR ................................           1,910          38,797
 Empresa Nacional Electricidad ADR .............           4,850          69,113
                                                                       ---------
                                                                         253,189
                                                                       ---------
 CROATIA - 1.96%
*ZAGREBACKA BANKA GDR ..........................           5,600         112,000
                                                                       ---------
                                                                         112,000
                                                                       ---------
 CZECH REPUBLIC - 1.73%
 Komercni Banka I.F ............................           1,900          32,822
 Restitucni Investment Fund ....................           2,300          65,693
                                                                       ---------
                                                                          98,515
                                                                        --------

                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
                                                                       (U.S.$)
 COMMON STOCK (Continued)
 EGYPT - 2.11%
 PAINTS AND CHEMICAL GDR .......................          12,825        $120,234
                                                                        --------
                                                                         120,234
                                                                        --------
 ESTONIA - 0.56%
 Eesti Uhispank GDR ............................           4,054          32,331
                                                                        --------
                                                                          32,331
                                                                        --------
 GREECE - 2.49%
 Attica Enterprises ............................           5,160          74,348
 Hellenic Bottling Company .....................           2,200          67,874
                                                                        --------
                                                                         142,222
                                                                        --------
 HONG KONG - 5.81%
 First Tractor .................................         317,000          83,884
 Guangdong Kelon Electric Holding ..............         106,000          83,465
 Guangshen Railway .............................         488,000          64,882
 Shenzhen Expressway ...........................         536,000          98,939
                                                                        --------
                                                                         331,170
                                                                        --------
 INDIA - 7.39%
 Gujarat Ambuja Cement GDR .....................           3,400          16,065
 India Fund, (The) .............................          15,700         100,088
 Larsen & Toubro GDR ...........................           7,750          70,331
 Mahanagar Telephone
   Nigam Limited GDR ...........................          10,000         104,750
 Tata Engineering &
   Locomotive Limited GDR ......................          12,000          38,400
*Videsh Sanchar Nigam Limited ..................           8,560          91,592
                                                                        --------
                                                                         421,226
                                                                        --------
 INDONSIA - 0.20%
 PT Bank Dagang Nasional .......................         171,000             867
 PT Semen Gresik ...............................          18,000          10,217
 PT United Tractors ............................          15,500             471
                                                                        --------
                                                                          11,555
                                                                        --------
 ISRAEL - 4.75%
 BANK HAPOALIM .................................          50,300         151,970
 ISRAEL CHEMICALS LIMITED ......................          93,300         119,103
                                                                        --------
                                                                         271,073
                                                                        --------
 MALAYSIA - 4.95%
 Leader Universal Holdings .....................         139,000          20,891
 Petronas Dagangan .............................         136,000         108,134
 Public Finance ................................          17,000           4,162
 Resorts World .................................          72,000          79,588
 Sime Darby ....................................         100,000          69,329
                                                                        --------
                                                                         282,104
                                                                        --------

---------
Top 10 stock holdings, representing 21.7% of net assets, are printed in boldface.

EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)


                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
                                                                        (U.S.$)
 COMMON STOCK (CONTINUED)
 MEXICO - 5.09%
 ALFA, de C.V. Class A .......................           13,300         $ 54,582
 CEMEX DE C.V. CLASS B .......................           24,500          108,197
*Grupo Minsa ADR .............................            2,400           12,600
*Grupo Minsa Class C .........................          103,096           51,738
 Vitro ADR ...................................            9,900           63,113
                                                                        --------
                                                                         290,230
                                                                        --------
 PERU - 2.44%
 Banco de Credito del Peru ...................           54,717           47,418
 Creditcorp Limited ..........................            2,475           36,352
 Telefonica del Peru ADR .....................            2,700           55,181
                                                                        --------
                                                                         138,951
                                                                        --------
 POLAND - 1.07%
 Elektrim Spolka Akcyjna .....................            5,000           60,941
                                                                        --------
                                                                          60,941
                                                                        --------
 ROMANIA - 1.40%
 Banco Turco Romana GDR ......................            6,700           79,730
                                                                        --------
                                                                          79,730
                                                                        --------
 RUSSIA - 1.93%
 Gazprom ADR .................................            1,200           13,725
*Gazprom ADR Reg. S ..........................            1,900           21,043
 Lukoil Holding ADR ..........................            1,400           46,788
 Mosenergo ADR ...............................            5,700           28,364
                                                                        --------
                                                                         109,920
                                                                        --------
 SLOVENIA - 0.37%
 Blagovno Trgovinski Center GDR ..............            1,925           12,128
 SKB Banka GDR ...............................              800            9,160
                                                                        --------
                                                                          21,288
                                                                        --------
 SOUTH AFRICA - 8.21%
 Amalgamated Banks of
   South Africa ..............................            7,900           48,515
 Anglo American Corporation of
 South Africa Limited ........................            2,850           94,606
 Edgars Stores ...............................            2,325           20,259
 Ingwe Coal ..................................           16,300           45,992
 Iscor .......................................          525,200           97,631
 Sappi Limited ...............................           14,000           51,701
 SASOL LIMITED ...............................           19,200          109,464
                                                                        --------
                                                                         468,168
                                                                        --------

                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
                                                                        (U.S.$)
 COMMON STOCK (CONTINUED)
 SOUTH KOREA - 0.77%
 Pohang Iron & Steel Limited ...................             500       $  16,673
 Pohang Iron & Steel Limited ADR ...............           2,280          27,360
                                                                       ---------
                                                                          44,033
                                                                       ---------
 TAIWAN - 2.52%
 Asia Cement GDR ...............................           8,753          78,775
*Yageo GDR .....................................           7,900          65,175
                                                                       ---------
                                                                         143,950
                                                                       ---------
 THAILAND - 3.29%
 Hana Microelectronics Public Co. ..............
 Limited .......................................          35,400          90,812
 K.R. Precision ................................          25,800          17,159
*Ruang Khao 2 Fund .............................         553,600          63,118
 Thai Reinsurance Public Co. ...................
 Limited .......................................           8,600          16,342
                                                                       ---------
                                                                         187,431
                                                                       ---------
 TURKEY - 2.71%
*Efes Sinai Yatirim Holdings ADR ...............           3,533          71,102
*Netas-Northern Eleckrik
   Telekomunikayson ............................         312,550          83,216
                                                                       ---------
                                                                         154,318
                                                                       ---------
 TOTAL COMMON STOCK
 (COST $7,169,086) .............................                       4,889,806
                                                                       ---------

 RIGHTS - 0.00%
 CHILE - 0.00%
 Cia del Telecomunicaciones
   de Chile ADR ................................             120              41
                                                                       ---------
 TOTAL RIGHTS (COST $0) ........................                              41
                                                                       ---------

 WARRANTS - 0.00%
 HONG KONG - 0.00%
 Guangdong Investment 7/99 .....................           4,600              25
                                                                       ---------
 TOTAL WARRANTS (COST $0) ......................                              25
                                                                       ---------

EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)


                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
                                                       -----------     --------
                                                                        (U.S.$)
REPURCHASE AGREEMENTS - 14.52%
With Chase Manhattan 5.85% 07/01/98
   (dated 06/30/98, collateralized by
   $310,000 U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $308,461) ..........................      $302,000      $302,000
With JP Morgan Securities 5.75%
   07/01/98 (dated 06/30/98, collateralized
   by $246,000 U.S. Treasury Notes 6.25%
   due 02/15/03, market value $258,856
   and $10,000 U.S. Treasury Notes
   5.50% due 03/31/03,
   market value $9,773) ............................       263,000       263,000
With PaineWebber 5.75% 07/01/98
   (dated 06/30/98, collateralized by
   $88,000 U.S. Treasury Notes 5.875%
   due 01/31/99, market value $90,588,
   and $173,000 U.S. Treasury Notes
   6.00% due 08/31/99,
   market value $177,604) ........................        263,000        263,000
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
   (COST $828,000) ...............................                       828,000
                                                                        --------

TOTAL MARKET VALUE OF SECURITIES - 100.27% (COST $7,997,086)...............................      $5,717,872

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.27%)..................................         (15,337)

NET ASSETS APPLICABLE TO 792,450 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $7.20 PER SHARE - 100.00%.................................................      $5,702,535
                                                                                                 ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund
  with 50,000,000 shares allocated to the Series...........................................      $7,891,844
Undistributed net investment income**......................................................          60,593
Accumulated net realized gain on investments...............................................          30,363
Net unrealized depreciation on investments and foreign currencies..........................      (2,280,265)
                                                                                                 ----------
Total net assets...........................................................................      $5,702,535
                                                                                                 ==========

------------
 *Non-income producing security.
**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
------------
ADR--American Depository Receipt
GDR--Global Depository Receipt

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-INTERNATIONAL EQUITY SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
                                                                        (U.S.$)
 COMMON STOCK - 94.78%
 AUSTRALIA - 10.86%
+Amcor .....................................         1,415,000       $ 6,183,003
 CSR .......................................         1,904,966         5,486,517
 FOSTER'S BREWING GROUP ....................         2,827,051         6,639,584
+National Australia Bank ...................           393,757         5,183,600
 Orica .....................................           378,600         2,234,640
                                                                     -----------
                                                                      25,727,344
                                                                     -----------
 BELGIUM - 3.25%
 ELECTRABEL S.A ............................            27,200         7,695,774
                                                                     -----------
                                                                       7,695,774
                                                                     -----------
 FRANCE - 9.77%
 ALCATEL ALSTHOM ...........................            38,015         7,721,045
 Compagnie de Saint Gobain .................            25,299         4,679,203
 Elf Aquitaine .............................            36,583         5,130,517
 Societe Generale ..........................            27,108         5,622,062
                                                                     -----------
                                                                      23,152,827
                                                                     -----------
 GERMANY - 11.51%
 BAYER .....................................           134,600         6,931,007
 Bayerische Vereinsbank ....................            60,900         5,170,437
 Continental ...............................           117,200         3,643,053
 RHEINISCH WESTFAELISCHES
   ELEKTRIC ................................           121,000         7,160,951
 Siemens ...................................            72,050         4,375,603
                                                                     -----------
                                                                      27,281,051
                                                                     -----------
 HONG KONG - 1.85%
 Hong Kong Electric ........................           810,000         2,509,359
 Wharf Holdings ............................         1,900,000         1,876,210
                                                                     -----------
                                                                       4,385,569
                                                                     -----------
 JAPAN - 13.64%
 Amano .....................................           185,000         1,620,894
 Eisai .....................................           287,000         3,898,726
 Hitachi ...................................           888,000         5,776,179
+Kinki Coca-Cola Bottling ..................           191,000         2,306,331
 Koito Manufacturing .......................           596,000         2,934,377
 MATSUSHITA ELECTRIC INDUSTRIAL ............           435,000         6,972,254
 Nichido Fire & Marine .....................           783,000         4,080,175
 West Japan Railway ........................             1,309         4,732,457
                                                                     -----------
                                                                      32,321,393
                                                                     -----------
 MALAYSIA - 0.47%
 Oriental Holdings Berhad ..................           510,720           854,243
 Sime Darby Berhad .........................           380,000           263,451
                                                                     -----------
                                                                       1,117,694
                                                                     -----------

                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
                                                                        (U.S.$)
 COMMON STOCK (Continued)
 NETHERLANDS - 5.72%
 Elsevier ..................................           199,500       $ 3,004,857
 Koninklijke Van Ommeren ...................            60,100         2,518,111
 Royal Dutch Petroleum .....................            63,000         3,486,520
 Unilever ..................................            57,440         4,548,419
                                                                     -----------
                                                                      13,557,907
                                                                     -----------
 NEW ZEALAND - 2.28%
 Carter Holt Harvey Limited ................         1,187,800         1,033,372
*Telecom Corporation of
   New Zealand .............................           209,409           446,783
 Telecom Corporation of
   New Zealand .............................           954,784         3,925,813
                                                                     -----------
                                                                       5,405,968
                                                                     -----------
 SINGAPORE - 0.38%
 Jardine Matheson Holdings .................           336,622           908,879
                                                                     -----------
                                                                         908,879
                                                                     -----------
 SPAIN - 6.96%
+Banco Central Hispanoamericano ............           203,749         6,398,684
+Iberdrola S.A .............................           197,800         3,209,032
+TELEFONICA DE ESPANA ......................           148,909         6,878,846
                                                                     -----------
                                                                      16,486,562
                                                                     -----------
 UNITED KINGDOM - 28.09%
 BASS ......................................           366,964         6,855,480
 BG ........................................           617,647         3,574,916
 Blue Circle Industry ......................           688,236         3,868,685
 BOOTS .....................................           433,200         7,204,099
 British Airways ...........................           529,472         5,700,790
 CABLE & WIRELESS ..........................           556,000         6,765,441
 Centrica ..................................           700,000         1,185,114
 GKN .......................................           504,000         6,380,700
 Glaxo Wellcome ............................           214,470         6,453,557
 Great Universal Stores ....................           323,000         4,258,929
 Rio Tinto .................................           412,100         4,643,271
 Taylor Woodrow ............................         1,365,000         4,576,408
 Unigate ...................................           458,000         5,072,588
                                                                     -----------
                                                                      66,539,978
                                                                     -----------
 TOTAL COMMON STOCK
 (COST $180,746,258) .......................                         224,580,946
                                                                     -----------

-------------
Top 10 stock holdings, representing 29.9% of net assets, are printed in boldface.

INTERNATIONAL EQUITY SERIES
STATEMENT OF NET ASSETS (CONTINUED)


                                                         NUMBER         MARKET
                                                        OF SHARES        VALUE
                                                       -----------     --------
                                                                        (U.S.$)
WARRANTS - 0.01%
INDONESIA
*PT Bank Dagang Nasional .....................          567,750          $   269
                                                                         -------
 TOTAL WARRANTS (COST $0) ....................                               269
                                                                         -------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       -----------
REPURCHASE AGREEMENTS - 4.90%
With Chase Manhattan 5.85% 7/01/98
   (dated 6/30/98, collateralized by
   $4,345,000 U.S. Treasury Notes
   5.375% due 6/30/03, market value
   $4,324,788) ...............................        $4,239,000       4,239,000
With J.P. Morgan Securities 5.75%
   7/01/98 (dated 6/30/98, collateralized by
   $135,000 U.S. Treasury Notes 5.500%
   due 3/31/03, market value $137,030
   and $3,454,000 U.S. Treasury Notes
   6.250% due 2/15/03, market
   $3,629,301) ...............................         3,685,000       3,685,000
With PaineWebber 5.75% 7/01/98
   (dated 6/30/98, collateralized by
   $1,237,000 U.S. Treasury Notes 5.875%
   due 1/31/99, market value $1,270,094
   and $2,424,000 U.S. Treasury Notes
   6.00% due 8/15/99, market value
   $2,490,096) ...............................         3,685,000       3,685,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $11,609,000) ........................                        11,609,000
                                                                      ----------


TOTAL MARKET VALUE OF SECURITIES - 99.69% (COST $192,355,258).............................       $236,190,215

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.31%...................................            728,434
                                                                                                 ------------

NET ASSETS APPLICABLE TO 14,085,200 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $16.82 PER SHARE - 100.00%...............................................       $236,918,649
                                                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund
   with 50,000,000 shares allocated to the Series.........................................       $191,814,511
Undistributed net investment income**.....................................................          2,854,072
Accumulated net realized loss on investments..............................................         (1,561,759)
Net unrealized appreciation of investments................................................         43,811,825
                                                                                                 ------------
Total net assets..........................................................................       $236,918,649
                                                                                                 ============

-----------------
 *Non-income producing security.
**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 +Security is partially or fully on loan.

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-GLOBAL BOND SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)
                                                       PRINCIPAL     MARKET
                                                        AMOUNT*      VALUE
                                                                    (U.S.$)
BONDS - 94.45%
AUSTRALIA - 18.45%
Australian Government
   6.75% 11/15/06 ..............................A$    1,700,000     $1,136,694
Australian Government
   7.00% 04/15/00 ..............................        800,000        509,773
Australian Government
   10.00% 10/15/02 .............................        500,000        363,503
Federal National Mortgage
   Association 5.75% 09/05/00 ..................        700,000        435,069
New South Wales Treasury
   7.00% 02/01/00 ..............................        700,000        443,585
Queensland Treasury
   8.00% 08/14/01 ..............................        750,000        497,649
                                                                    ----------
                                                                     3,386,273
                                                                    ----------
CANADA - 12.05%
Abbey National Treasury Service
   7.00% 12/31/99 ..............................C$      550,000        382,218
Canada Government
   7.50% 03/01/01 ..............................        500,000        359,646
Canada Government
   8.75% 12/01/05 ..............................        300,000        246,898
Export-Import Bank of Japan
   7.75% 10/08/02 ..............................        160,000        117,322
Japan Highway 7.875% 09/27/02 ..................        400,000        294,158
KFW International Finance
   6.50% 12/28/01 ..............................         60,000         42,054
Kingdom of Norway
   8.375% 01/27/03 .............................        200,000        150,826
Ontario Hydro 10.00% 03/19/01 ..................        300,000        228,155
Ontario Hydro 10.875% 03/29/99 .................        550,000        389,712
                                                                    ----------
                                                                     2,210,989
                                                                    ----------
DENMARK - 1.77%
Kingdom of Denmark
   7.00% 11/15/07 ..............................Dk      500,000         83,606
Kingdom of Denmark
   8.00% 11/15/01 ..............................      1,500,000        241,233
                                                                    ----------
                                                                       324,839
                                                                    ----------
GERMANY - 20.07%
Baden Wurt L-Finance NV
   5.25% 09/26/01 ..............................Dem   1,000,000        567,962
Baden Wurt L-Finance NV
   6.625% 08/20/03 .............................        250,000        150,805
Deutsche Pfandbriefe Hypotheken
   Bank 5.625% 02/07/03 ........................      1,000,000        577,434
Deutschland Republic
   6.50% 07/15/03 ..............................      1,500,000        905,310
Deutschland Republic
   6.50% 07/04/27 ..............................        350,000        225,913
DSL Finance NV 6.00% 02/21/06 ..................      1,200,000        710,592
International Bank
   Reconstruction & Development
   6.125% 09/27/02 .............................        150,000         88,305
Republic of Finland
   5.50% 02/09/01 ..............................        800,000        456,582
                                                                    ----------
                                                                     3,682,903
                                                                    ----------
NETHERLANDS - 5.85%
Netherlands Government
   8.25% 09/15/07 ..............................Nlg   1,400,000        860,297
Netherlands Government
   9.00% 05/15/00 ..............................        400,000        213,360
                                                                    ----------
                                                                     1,073,657
                                                                    ----------

GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL      MARKET
                                                        AMOUNT*       VALUE
                                                                     (U.S.$)
BONDS (CONTINUED)
NEW ZEALAND - 11.89%
New Zealand Government
   6.50% 02/15/00 ............................NZ$      500,000      $  255,740
New Zealand Government
   7.00% 07/15/09 ............................         200,000         108,934
New Zealand Government
   8.00% 02/15/01 ............................         750,000         396,116
New Zealand Government
   8.00% 04/15/04 ............................       1,350,000         740,973
New Zealand Government
   8.00% 11/15/06 ............................       1,000,000         568,030
New Zealand Government
   10.00% 03/15/02 ...........................         200,000         113,513
                                                                    ----------
                                                                     2,183,306
                                                                    ----------
SOUTH AFRICA - 2.91%
Republic of South Africa
   12.50% 01/15/02 ...........................Sa     3,500,000         535,038
                                                                    ----------
                                                                       535,038
                                                                    ----------
SWEDEN - 2.52%
Swedish Government
   8.00% 08/15/07 ............................Sk     2,200,000         336,000
Swedish Government
   9.00% 04/20/09 ............................         300,000          49,916
Swedish Government
   13.00% 06/15/01 ...........................         500,000          77,118
                                                                    ----------
                                                                       463,034
                                                                    ----------

                                                     PRINCIPAL        MARKET
                                                      AMOUNT*         VALUE
                                                                     (U.S.$)
BONDS (CONTINUED)
UNITED STATES - 18.94%
International America Development
   Bank 6.325% 10/22/07 ......................     $   300,000     $   310,688
J. Sainsbury 6.25% 03/27/02 ..................         100,000         100,500
Korea Electric Power 6.325% 12/01/03 .........         100,000          86,000
Matsushita Electric 7.25% 08/01/02 ...........         200,000         207,750
Republic of Finland 7.875% 07/28/04 ..........         200,000         220,500
U.S. Treasury Bill 5.75% 09/30/99 ............         100,000         100,299
U.S. Treasury Inflation
   Index Note 3.375% 01/15/07 ................         409,504         396,707
U.S. Treasury Inflation
   Index Note 3.625% 07/15/02 ................         354,470         350,592
U.S. Treasury Inflation
   Index Note 3.625% 01/15/08 ................         250,998         248,174
U.S. Treasury Note 6.125% 07/13/00 ...........         300,000         303,624
U.S. Treasury Note 6.25% 02/15/07 ............         200,000         209,474
U.S. Treasury Note 6.375% 08/15/27 ...........         550,000         604,917
U.S. Treasury Note 7.875% 11/15/04 ...........         300,000         336,978
                                                                   -----------
                                                                     3,476,203
                                                                   -----------
TOTAL BONDS (COST $17,930,139) ...............                      17,336,242
                                                                   -----------

GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT*       VALUE
                                                                      (U.S.$)
REPURCHASE AGREEMENTS - 3.36%
With Chase Manhattan 5.85% 07/01/98
   (dated 06/30/98, collateralized by
   $231,000 U.S. Treasury Notes 5.375%
   due 06/30/03, market value $229,856) ............     $225,000     $225,000
With J.P. Morgan Securities 5.75%
   07/01/98 (dated 06/30/98, collateralized
   by $7,000 U.S. Treasury Notes 5.50%
   due 03/31/03, market value $7,283 and
   $184,000 U.S. Treasury Notes 6.25%
   due 02/15/03, market value $192,892) ............      196,000      196,000

With PaineWebber 5.75% 07/01/98
   (dated 06/30/98, collateralized by
   $66,000 U.S. Treasury Notes 5.875%
   due 01/31/99, market value $67,503 and
   $129,000 U.S. Treasury Notes 6.00%
   due 08/31/99, market value $132,345) ............      196,000      196,000
                                                                      --------
TOTAL REPURCHASE AGREEMENTS
   (COST $617,000) .................................                   617,000
                                                                      --------

TOTAL MARKET VALUE OF SECURITIES - 97.81% (cost $18,547,139)...................................................  $17,953,242

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 2.19% .......................................................      401,579
                                                                                                                 -----------
NET ASSETS APPLICABLE TO 1,807,324 SHARES ($0.01 par value) OUTSTANDING;
   EQUIVALENT TO $10.16 PER SHARE - 100.00%....................................................................  $18,354,821
                                                                                                                 ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series.................................................................................................  $18,874,525
Undistributed net investment income **.........................................................................      158,244
Accumulated net realized loss on investments...................................................................      (72,628)
Net unrealized depreciation on investments ....................................................................     (605,320)
                                                                                                                 -----------
Total net assets...............................................................................................  $18,354,821
                                                                                                                 ===========

----------------
 * Principal amount is stated in the currency in which each bond is denominated. A$ - Australian Dollars Dem - German Deutsche Marks Sa - South African Rand
   C$ - Canadian Dollars    Nlg - Dutch Guilders         Sk - Swedish Kroner
   Dk - Danish Kroner       NZ$ - New Zealand Dollars     $ - U.S. Dollars

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-DELCHESTER SERIES
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)

                                                      PRINCIPAL       MARKET
                                                        AMOUNT        VALUE
CORPORATE BONDS - 91.24%
AEROSPACE & DEFENSE - 0.46%
Federal Data sr sub nts
   10.125% 8/1/05 ..............................     $  550,000     $  568,563
                                                                    ----------
                                                                       568,563
                                                                    ----------
AUTOMOBILES & AUTOMOTIVE PARTS - 2.95%
ADV Accessory/AAS Capital sr sub nts
   9.75% 10/1/07 ...............................        650,000        658,125
CSK Auto sr sub nts 11.00% 11/1/06 .............        130,000        143,000
Federal Mogul nts 7.875% 7/1/10 ................        225,000        226,125
Motors and Gears sr nts
   10.75% 11/15/06 .............................        700,000        754,250
Newcor sr sub nts 9.875% 3/1/08 ................        300,000        303,750
Ryder Transportation sr sub nts
   10.00% 12/1/06 ..............................        275,000        319,688
Stanadyne Automotive sr sub nts
   10.25% 12/15/07 .............................        800,000        820,000
Talon Automotive sr sub nts
   9.625% 5/1/08 ...............................        400,000        405,000
                                                                    ----------
                                                                     3,629,938
                                                                    ----------
BANKING, FINANCE & INSURANCE - 1.31%
American Banknote unsec sr sub nts
   11.25% 12/1/07 ..............................      1,500,000      1,522,500
Western Financial Bank-FSB sub debs
   8.875% 8/1/07 ...............................        100,000         94,875
                                                                    ----------
                                                                     1,617,375
                                                                    ----------
BUILDINGS & MATERIALS - 3.50%
American Builders and Contractors
   sr unsec sub nts 10.625% 5/15/07 ............        225,000        233,156
Atrium sr sub nts 10.50% 11/15/06 ..............        400,000        425,000
Clark Materials Handling unsec sr nts
   10.75% 11/15/06 .............................        500,000        541,250
Collins & Aikman Floorcovers
   sr sub nts 10.00% 1/15/07 ...................        250,000        261,250
Nortek sr nts 9.25% 3/15/07 ....................        500,000        516,250
Reliant Building Products sr sub nts
   10.875% 5/1/04 ..............................        100,000        100,750
Safelite Glass sr sub nts
   9.875% 12/15/06 .............................        500,000        530,000
Wesco Distribution sr sub nts
   9.125% 6/1/08 ...............................        750,000        743,438

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)
BUILDINGS & MATERIALS (CONTINUED)
Wesco International sr disc nts
   0.00%/11.125% 6/1/08 ........................     $  750,000     $  440,625
Williams Scotsman sr nts
   9.875% 6/1/07 ...............................        500,000        522,500
                                                                    ----------
                                                                     4,314,219
                                                                    ----------
CABLE, MEDIA & PUBLISHING - 4.66%
Falcon Holdings debs
   0.00%/9.285% 4/15/10 ........................      1,500,000        969,370
Marcus Cable sr disc nts
   0.00%/14.25% 12/15/05 .......................        400,000        373,500
Marsulex sr sub nts 9.625% 7/1/08 ..............        150,000        153,000
Northland Cable Television sr sub nts
   10.25% 11/15/07 .............................        750,000        802,500
PSI Net sr nts 10.00% 2/15/05 ..................        400,000        410,000
PX Escrow sr disc nts
   0.00%/9.625% 2/1/06 .........................      1,250,000        903,125
Pathnet units 12.25% 4/15/08 ...................        300,000        325,500
Pegasus Communications sr nts
   9.625% 10/15/05 .............................        250,000        258,125
RH Donnelly sr sub nts
   9.125% 6/1/08 ...............................         25,000         25,500
Sullivan Graphics sr sub nts
   12.75% 8/1/05 ...............................        250,000        264,688
Trump Atlantic City Association II 1st
   mtg nts 11.25% 5/1/06 .......................        400,000        398,000
United International Holdings sr disc
   nts 0.00%/10.75% 2/15/08 ....................      1,400,000        864,500
                                                                    ----------
                                                                     5,747,808
                                                                    ----------
CHEMICALS - 3.58%
Aqua Chem sr sub nts 11.25% 7/1/08 .............        800,000        812,000
Huntsman sr sub nts 9.50% 7/1/07 ...............        400,000        410,000
Koppers unsec sr sub nts
   9.875% 12/1/07 ..............................        500,000        520,000
LaRoche Industries sr sub nts
   9.50% 9/15/07 ...............................      1,500,000      1,477,500
PCI Chemical Canada company
   guaranteed sub nts 9.25% 10/15/07 ...........         50,000         48,750
Philipp Brothers sr sub nts
   9.875% 6/1/08 ...............................        400,000        404,000
Sterling Chemical Holdings sr disc nts
   0.00%/13.50% 8/15/08 ........................      1,275,000        742,688
                                                                    ----------
                                                                     4,414,938
                                                                    ----------

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
   CORPORATE BONDS (CONTINUED)
   COMPUTERS & TECHNOLOGY - 0.68%
   Cellnet Data Systems sr disc nts
      0.00%/14.00% 10/1/07 .......................    $1,000,000    $  573,750
   Statia Terminals mtg nts
      11.75% 11/15/03 ............................       250,000       263,125
                                                                    ----------
                                                                       836,875
                                                                    ----------
   CONSUMER PRODUCTS - 4.57%
   Calmar sr sub nts 11.50% 8/15/05 ..............       500,000       576,250
   Desa International sr sub nts
      9.875% 12/15/07 ............................       615,000       616,538
   Drypers sr nts 10.25% 6/15/07 .................       500,000       516,875
   French Fragrance sr nts
      10.375% 5/15/07 ............................     1,000,000     1,070,000
   Iron Age sr sub nts 9.875% 5/1/08 .............       500,000       501,250
   Prime Succession Acquisition sr sub nts
      10.75% 8/15/04 .............................       200,000       219,500
   Revlon Consumer Products sr sub nts
      8.625% 2/1/08 ..............................       100,000       100,500
 **Revlon Worldwide sr disc nts
      9.57% 3/15/01 ..............................       600,000       465,750
   Riddell Sports sr unsec sub nts
      10.50% 7/15/07 .............................       400,000       419,000
   Spin Cycle units 0.00%/12.75%
      5/1/05 .....................................       500,000       357,500
   Zeta Consumer Products sr nts
      11.25% 11/30/07 ............................       800,000       796,000
                                                                    ----------
                                                                     5,639,163
                                                                    ----------
   ELECTRONICS & ELECTRICAL EQUIPMENT - 1.86%
   Elgar Holdings sr nts 9.875% 2/1/08 ...........       400,000       371,000
   Phase Metrics sr nts 10.75% 2/1/05 ............     1,700,000     1,241,000
   Rhythms Netconnections
      0.00/13.50% 5/15/08 ........................     1,400,000       686,000
                                                                    ----------
                                                                     2,298,000
                                                                    ----------
   ENERGY - 6.03%
   First Wave Marine sr nts
      11.00% 2/1/08 ..............................     1,100,000     1,174,250
   Michael Petroleum 11.50% 4/1/05 ...............       400,000       403,000
   P & L Coal Holdings sr sub nts
      9.625% 5/15/08 .............................       550,000       566,500
   Panaco unsec sr sub nts
      10.625% 10/1/04 ............................       925,000       925,000
   Rutherford-Moran Oil sr sub nts
      10.75% 10/1/04 .............................       750,000       802,500
   Tesoro Petroleum sr sub nts
      9.00% 7/1/08 ...............................       500,000       501,250

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)
ENERGY (CONTINUED)
Transamerican Energy sr disc nts
   0.00%/13.00% 6/15/02 ........................     $1,000,000     $  820,000
Transamerican Energy sr nts
   11.50% 6/15/02 ..............................        250,000        237,500
Transamerican Refining units
   16.00% 6/30/03 ..............................      1,000,000      1,065,000
Uiversal Compression sr disc nts
   0.00%/9.875% 2/15/08 ........................      1,000,000        640,000
Universal Compression Holdings sr
   disc nts 11.375% 2/15/09 ....................        500,000        302,500
                                                                    ----------
                                                                     7,437,500
                                                                    ----------
ENVIRONMENTAL SERVICES - 0.23%
Hydrochem Industrial Services
   sr sub nts 10.375% 8/1/07 ...................        275,000        281,188
                                                                    ----------
                                                                       281,188
                                                                    ----------
FOOD, BEVERAGE & TOBACCO - 4.75%
Ameriserve Food Distributors sr sub nts
   10.125% 7/15/07 .............................        750,000        783,750
B and G Foods unsec sr sub nts
   9.625% 8/1/07 ...............................        500,000        508,750
Core-Mark International sr sub nts
   11.375% 9/15/03 .............................        200,000        213,250
Del Monte Foods sr disc nts
   0.00%/12.50% 12/15/07 .......................      1,750,000      1,146,250
DiGiorgio sr nts 10.00% 6/15/07 ................        775,000        771,125
Electronic Retailing Systems
   sr disc nts 0.00%/13.25% 2/1/04 .............        500,000        232,500
Favorite Brands sr nts
   10.75% 5/15/06 ..............................        800,000        809,000
Fresh Foods sr nts 10.75% 6/1/06 ...............        750,000        751,875
Windy Hill Pet Food sr sub nts
   9.75% 5/15/07 ...............................        600,000        636,000
                                                                    ----------
                                                                     5,852,500
                                                                    ----------
HEALTHCARE & PHARMACEUTICALS - 2.16%
Alliance Imaging sr sub nts
   9.625% 12/15/05 .............................        400,000        409,000
Dynacare sr nts 10.75% 1/15/06 .................        500,000        536,250
Insight Health Services sr sub nts
   9.625% 6/15/08 ..............................        700,000        700,000
Kinetic Concepts sr sub nts
   9.625% 11/1/07 ..............................      1,000,000      1,012,500
                                                                    ----------
                                                                     2,657,750
                                                                    ----------

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)
INDUSTRIAL MACHINERY - 3.95%
AEP Industries sr sub nts
   9.875% 11/15/07 .............................     $  200,000     $  208,500
Burke Industries unsec sr nts
   10.00% 5/15/07 ..............................        500,000        507,500
Cambridge Industries sr sub nts
   10.25% 7/15/07 ..............................        800,000        828,000
Outboard Marine sr nts
   10.75% 6/1/08 ...............................        400,000        413,000
Rental Service sr sub nts
   9.00% 5/15/08 ...............................        500,000        500,000
Safety Components International
   sr sub nts 10.125% 7/15/07 ..................        600,000        624,000
Spinnaker Industries sr nts
   10.75% 10/15/06 .............................        500,000        520,000
Trench Electric 10.25% 12/15/07 ................      1,250,000      1,271,875
                                                                    ----------
                                                                     4,872,875
                                                                    ----------
LEISURE, LODGING & ENTERTAINMENT - 3.16%
Aladdin Gaming units
   0.00%/13.50% 3/1/10 .........................      1,250,000        603,125
Premier Parks sr disc nts
   0.00%/10.00% 4/1/08 .........................      1,200,000        798,000
Regal Cinemas sr sub nts
   9.50% 6/1/08 ................................        700,000        708,750
Silver Cinemas sr sub nts
   10.50% 4/15/05 ..............................        600,000        614,250
United Artists sr sub nts
   9.75% 4/15/08 ...............................      1,175,000      1,172,063
                                                                    ----------
                                                                     3,896,188
                                                                    ----------
METALS & MINING - 3.70%
Commonwealth Aluminum sr sub nts
   10.75% 10/1/06 ..............................        200,000        213,000
Doe Run Resources sr nts
   11.25% 3/15/05 ..............................      1,200,000      1,240,500
Great Lakes Carb sr sub nts
   10.25% 5/15/08 ..............................        500,000        510,000
Jorgensen Earle M. sr sub nts
   9.50% 4/1/05 ................................        800,000        784,000
Metallurg sr nts 11.00% 12/1/07 ................      1,250,000      1,309,375
Renco Steel Holding sr nts
   10.875% 2/1/05 ..............................        500,000        505,000
                                                                    ----------
                                                                     4,561,875
                                                                    ----------

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
   CORPORATE BONDS (CONTINUED)
   PACKAGING & CONTAINERS - 4.54%
   Gaylord Container sr nts
      9.75% 6/15/07 ............................     $  550,000     $  547,250
   Gaylord Container sr sub nts
      9.875% 2/15/08 ...........................      1,500,000      1,462,500
   Graham Packaging/GPC Capital
      sr disc nts 0.00%/10.75% 1/15/09 .........      1,000,000        626,250
   Graham Packaging/GPC Capital
      sr sub nts 8.75% 1/15/08 .................        500,000        501,250
   Riverwood International unsec
      sr sub nts 10.875% 4/1/08 ................      1,800,000      1,827,000
 **Silgan Holdings pik debs
      12.13% 7/15/06 ...........................        561,000        634,631
                                                                    ----------
                                                                     5,598,881
                                                                    ----------
   PAPER & FOREST PRODUCTS - 2.40%
   Fibermark sr nts 9.375% 10/15/06 ............        400,000        421,000
   Four M sr nts 12.00% 6/1/06 .................      1,000,000      1,072,500
   MAXXAM Group sr sec nts
      12.00% 8/1/03 ............................        600,000        672,000
   MAXXAM Group sr sec nts
      11.25% 8/1/03 ............................        750,000        795,000
                                                                    ----------
                                                                     2,960,500
                                                                    ----------
   RETAIL - 6.06%
   Advance Stores sr sub nts
      10.25% 4/15/08 ...........................        800,000        831,000
   Chief Auto Parts sr nts
      10.50% 5/15/05 ...........................        900,000      1,014,750
   Fleming sr sub nts 10.50% 12/1/04 ...........      1,750,000      1,811,250
   Frank's Nursery and Crafts sr sub nts
      10.25% 3/1/08 ............................        500,000        506,250
   Jitney-Jungle Stores unsec sr sub nts
      10.375% 9/15/07 ..........................      1,300,000      1,391,000
   Leslie's Poolmart sr nts
      10.375% 7/15/04 ..........................        500,000        530,000
   Petro Stopping Centers sr nts
      10.50% 2/1/07 ............................        350,000        375,375
   Shoppers Food Warehouse sr nts
      9.75% 6/15/04 ............................        100,000        111,500
   US Office Products 9.75% 6/15/08 ............        900,000        902,250
                                                                    ----------
                                                                     7,473,375
                                                                    ----------

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - 21.52%
Adelphia Communications sr nts
   9.50% 2/15/04 .............................      $   40,437      $   42,964
Advanstar Communications sr sub nts
   9.25% 5/1/08 ..............................         450,000         454,500
American Mobile/AMSC Acquisition
   units 12.25% 4/1/08 .......................         700,000         665,000
Arch Communications sr nts
   12.75% 7/1/07 .............................         500,000         505,000
Arch Communications sr disc nts
   0.00%/10.875% 3/15/08 .....................       1,500,000         847,500
BTI Telecom sr nts 10.50% 9/15/07 ............       1,500,000       1,515,000
Convergent Communication units
   13.00% 4/1/08 .............................         500,000         500,000
DTI Holdings units
   0.00%/12.50% 3/1/08 .......................       1,250,000         665,625
ECONOPHONE sr disc nts
   0.00%/11.00% 2/15/08 ......................         800,000         458,000
FirstWorld Communication units
   0.00%/13.00% 4/15/08 ......................       1,500,000         675,000
GST USA sr disc nts 0.00% 12/15/05 ...........       1,000,000         810,000
Global Crossing Holdings Limited
   sr nts 9.625% 5/15/08 .....................         900,000         939,375
Iridium LLC/Capital sr unsec nts
   11.25% 7/15/05 ............................       1,400,000       1,407,000
JACOR Communications unsec
   sr sub nts 9.75% 12/15/06 .................         500,000         546,250
KMC Telecom Holdings units
   0.00%/12.50% 2/15/08 ......................       1,500,000         903,750
McCaw International sr disc nts
   0.00%/13.00% 4/15/07 ......................         600,000         396,000
Metrocall unsec sr sub nts
   10.375% 10/1/07 ...........................       1,475,000       1,530,313
Metronet Communications sr disc nts
   9.95% 6/15/08 .............................       1,300,000         802,750
Nextel Communications sr disc nts
   0.00%/10.65% 9/15/07 ......................       1,650,000       1,117,875
Nextel Communications sr disc nts
   0.00%/9.95% 2/15/08 .......................       2,500,000       1,600,000
Nextlink Communications sr disc nts
   0.00%/9.45% 4/15/08 .......................         700,000         430,500
Nextlink Communications sr nts
   9.625% 10/1/07 ............................         500,000         516,250
Paging Network sr sub nts
   10.125% 8/1/07 ............................         450,000         470,250

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
RCN sr nts 10.00% 10/15/07 ...................     $   200,000     $   206,000
RCN sr disc nts
   0.00%/11.125% 10/15/07 ....................       2,750,000       1,760,000
RCN sr disc nts 0.00%/9.80% 2/15/08 ..........       1,900,000       1,159,000
TELEX Communications sr sub nts
   10.50% 5/1/07 .............................         750,000         690,000
Teligent sr disc nts
   0.00%/11.50% 3/1/08 .......................       3,750,000       2,071,875
Teligent sr nts 11.50% 12/1/07 ...............       1,000,000       1,017,500
Twenty First Century
   Telecommunications Group sr disc nts
   0.00%/12.25% 2/15/08 ......................         900,000         508,500
USA Mobile Communication sr nts
   14.00% 11/1/04 ............................         500,000         550,000
Viatel units 0.00%/12.50% 4/15/08 ............         775,000         461,125
Viatel units 11.25% 4/15/08 ..................         300,000         315,000
                                                                   -----------
                                                                    26,537,902
                                                                   -----------
TEXTILES, APPAREL & FURNITURE - 0.60%
CMI Industries sr sub nts
   9.50% 10/1/03 .............................         410,000         430,500
Scovill Fasteners sr unsec nts
   11.25% 11/30/07 ...........................         300,000         313,500
                                                                   -----------
                                                                       744,000
                                                                   -----------
TRANSPORTATION & SHIPPING - 1.10%
Ameriking sr nts 10.75% 12/1/06 ..............         450,000         486,000
Navigator Gas Transport nts
   10.50% 6/30/07 ............................         400,000         417,000
Navigator Gas Transport unit
   12.00% 6/30/07 ............................         400,000         458,000
                                                                   -----------
                                                                     1,361,000
                                                                   -----------
MISCELLANEOUS - 7.47%
ATC Group Services sr sub nts
   12.00% 1/15/08 ............................         550,000         517,000
Accuride sr sub nts 9.25% 2/1/08 .............       1,000,000       1,005,000
Comforce Operating sr nts
   12.00% 12/1/07 ............................         450,000         487,125
Derby Cycle/Lyon sr nts
   10.00% 5/15/08 ............................       1,300,000       1,300,000
EV International sr sub nts
   11.00% 3/15/07 ............................       1,000,000         943,750
Eagle-Picher Industries sr sub nts
   9.375% 3/1/08 .............................       1,000,000       1,018,750

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)
MISCELLANEOUS (CONTINUED)
Grove Worldwide sr sub nts
   9.25% 5/1/08 ............................     $  1,050,000     $  1,050,000
Highwaymaster Communications
   sr nts 13.75% 9/15/05 ...................          400,000          300,000
Home Interiors and Gifts sr sub nts
   10.125% 6/1/08 ..........................          800,000          818,000
Indesco International sr sub nts
   9.75% 4/15/08 ...........................          500,000          493,750
Iron Age Holdings sr disc nts
   0.00%/12.125% 5/1/09 ....................          500,000          287,500
Paragon Corporate Holdings sr nts
   9.625% 4/1/08 ...........................          200,000          184,000
Perry-Judd sr sub nts
   10.625% 12/15/07 ........................          500,000          527,500
Thermadyne Holdings debs
   0.00%/12.50% 6/1/08 .....................          500,000          277,500
                                                                   -----------
                                                                     9,209,875
                                                                   -----------
TOTAL CORPORATE BONDS
   (COST $111,849,416) .....................                       112,512,288
                                                                   -----------

                                                         NUMBER
                                                       OF SHARES
PREFERRED STOCKS - 2.43%
CABLE, MEDIA & PUBLISHING - 0.23%
PEGASUS Communications unit pik
   12.75% 1/1/02 .............................           2,500         289,375
                                                                   -----------
                                                                       289,375
                                                                   -----------
TELECOMMUNICATIONS - 0.90%
Dobson Communications ........................             250         272,500
Echostar Communications ......................           3,642         400,653
Nextel Communications ........................             412         431,171
                                                                   -----------
                                                                     1,104,324
                                                                   -----------

                                                        NUMBER        MARKET
                                                       OF SHARES      VALUE
 PREFERRED STOCKS (CONTINUED)
 UTILITIES - 0.53%
 El Paso Electric pik ........................          6,250      $ 657,812
                                                                   ---------
                                                                     657,812
                                                                   ---------
 Miscellaneous - 0.77%
 Eagle-Picher Holdings .......................          9,000        524,250
 Nebco Evans Holding pik pfd .................          4,106        424,988
                                                                   ---------
                                                                     949,238
                                                                   ---------
 Total Preferred Stock
   (cost $2,839,463) .........................                     3,000,749
                                                                   ---------

 CONVERTIBLE PREFERRED STOCKS - 0.61%
 E.Spire Communications ......................          6,910        754,918
                                                                   ---------
 Total Convertible Preferred Stocks
   (cost $706,812) ...........................                       754,918
                                                                   ---------

 WARRANTS - 0.05%
*American Banknote ...........................         18,723         15,000
*Cellnet Data Systems ........................         13,671         40,000
*Electronic Retailing System .................            500          5,000
*Gothic Energy ...............................          1,400          1,400
*Highway Master ..............................            600          1,200
*McCaw International .........................             31            150
                                                                   ---------
   TOTAL WARRANTS (COST $44,190) .............                        62,750
                                                                   ---------

   RIGHTS - 0.01%
*Terex-Appreciation Rights ...................            800         17,600
                                                                   ---------
   TOTAL RIGHTS (COST $2,000) ................                        17,600
                                                                   ---------

DELCHESTER SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                      PRINCIPAL       MARKET
                                                        AMOUNT        VALUE

REPURCHASE AGREEMENTS - 5.05%
With Chase Manhattan 5.85% 7/01/98
   (dated 6/30/98 collateralized by
   $2,330,000 U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $2,318,674) ......................    $2,272,000    $2,272,000
With J.P. Morgan Securties 5.75%
   7/01/98 (dated 6/30/98 collateralized
   by $1,852,000 U.S. Treasury Notes
   6.25% due 2/15/03, market value
   $1,945,798 and $73,000 U.S. Treasury Notes
   5.50% due 3/31/03,
   market value $73,466) .........................     1,976,000     1,976,000

With PaineWebber 5.75% 7/01/98
   (dated 6/30/98 collateralized by
   $1,300,000 U.S. Treasury Notes
   6.00% due 8/31/99, market value
   $1,335,029 and $663,000 U.S.
   Treasury Notes 5.875% due 1/31/99,
   market value $680,943) ........................     1,976,000     1,976,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $6,224,000) .............................                   6,224,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES - 99.39% (COST $121,665,881)...................................................  $122,572,305

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.61%.........................................................       746,079
                                                                                                                  ------------
NET ASSETS APPLICABLE TO 12,938,149 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $9.53 PER SHARE - 100.00% .....................................................................  $123,318,384
                                                                                                                  ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series .....................................................................................  $120,950,204
Undistributed net investment income ............................................................................       131,239
Accumulated net realized gain on investments ...................................................................     1,330,517
Net unrealized appreciation on investments .....................................................................       906,424
                                                                                                                  ------------
Total net assets ...............................................................................................  $123,318,384
                                                                                                                  ============

--------------
 * Non-income producing security.
** The interest rate shown for this security is the effective yield.

 Summary of Abbreviations:
   cv--convertible           mtg--mortgage               sec--secured
   debs--debentures          nts--notes                  sr--senior
   def--deferred             pfd--preferred              sub--subordinated
   disc--discount            pik--pay-in-kind            unsec--unsecured

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND-STRATEGIC INCOME SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT*        VALUE
                                                                      (U.S.$)
CORPORATE BONDS - 50.79%
AEROSPACE & DEFENSE - 0.16%
Roller Bearing Company of America
   9.625% 06/15/07 .............................       $ 25,000       $ 25,438
                                                                      --------
                                                                        25,438
                                                                      --------
AUTOMOBILES & AUTOMOTIVE PARTS - 2.37%
Prestolite Electric sr nts
   9.625% 02/01/08 .............................         75,000         76,688
Stanadyne Automotive sr sub nts
   10.25% 12/15/07 .............................        300,000        307,500
                                                                      --------
                                                                       384,188
                                                                      --------
BANKING, FINANCE & INSURANCE - 2.35%
American Banknote 11.25% 12/01/07 ..............        300,000        304,500
Credit Foncier de France sr sub nts
   8.00% 01/14/02 ..............................         25,000         26,531
Southern Investments United Kingdom
   sr notes 6.375% 11/15/01 ....................         50,000         50,313
                                                                      --------
                                                                       381,344
                                                                      --------
BUILDINGS & MATERIALS - 1.71%
American Builders and Contractors
   sr sub nts 10.625% 05/15/07 .................        100,000        103,625
American Standard sr nts
   7.375% 02/01/08 .............................        100,000         98,500
Burke Industries unsec sr nts
   10.00% 05/15/07 .............................         25,000         25,375
Reliant Building sr sub nts
   10.875% 05/01/04 ............................         50,000         50,375
                                                                      --------
                                                                       277,875
                                                                      --------
CABLE, MEDIA & PUBLISHING - 2.34%
American Lawyer Media sr nts
   9.75% 12/15/07 ..............................        100,000        104,000
STC Broadcasting sr sub nts
   11.00% 03/15/07 .............................        150,000        166,500
Shop At Home 11.00% 04/01/05 ...................         50,000         51,938
Turner Broadcasting sr nts
   8.375% 07/01/13 .............................         50,000         57,500
                                                                      --------
                                                                       379,938
                                                                      --------
CHEMICALS - 2.05%
Huntsman sr sub nts 9.50% 07/01/07 .............         25,000         25,625
Octel Developments 10.00% 05/01/06 .............        300,000        306,750
                                                                      --------
                                                                       332,375
                                                                      --------

                                                        PRINCIPAL       MARKET
                                                         AMOUNT*        VALUE
                                                                       (U.S.$)
CORPORATE BONDS (CONTINUED)
COMPUTERS & TECHNOLOGY - 0.25%
Decisionone Holdings Units
   11.50% 08/01/08 .................................     $ 25,000     $ 15,000
Precise Technology sr sub nts
   11.125% 06/15/07 ................................       25,000       25,625
                                                                      --------
                                                                        40,625
                                                                      --------
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.16%
Insilco sr sub nts 10.25% 08/15/07 .................       25,000       26,219
                                                                      --------
                                                                        26,219
                                                                      --------
ENERGY - 1.85%
First Wave Marine sr nts
   11.00% 02/01/08 .................................      100,000      106,750
Panaco sr nts 10.625% 10/01/04 .....................       50,000       50,000
Transamerican Energy sr nts
   11.50% 06/15/02 .................................      125,000      118,750
United Refining sr unsec nts
   10.75% 06/15/07 .................................       25,000       24,125
                                                                      --------
                                                                       299,625
                                                                      --------
ENVIRONMENTAL SERVICES - 0.16%
Hydrochem Industrial Services
   10.375% 08/01/07 ................................       25,000       25,563
                                                                      --------
                                                                        25,563
                                                                      --------
FOOD, BEVERAGE & TOBACCO - 3.29%
Big V Supermarkets sr sub nts
   11.00% 02/15/04 .................................      150,000      157,688
CFP Holdings sr nts
   11.625% 01/15/04 ................................      100,000       94,000
Community Distributors sr nts
   10.25% 10/15/04 .................................      100,000      103,250
DiGiorgio sr nts 10.00% 06/15/07 ...................       75,000       74,625
Fleming sr sub nts
   10.50% 12/01/04 .................................      100,000      103,500
                                                                      --------
                                                                       533,063
                                                                      --------
HEALTHCARE & PHARMACEUTICALS - 0.21%
Cardinal Health notes
   6.00% 01/15/06 ..................................       35,000       34,344
                                                                      --------
                                                                        34,344
                                                                      --------

STRATEGIC INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT*        VALUE
                                                                     (U.S.$)
CORPORATE BONDS (CONTINUED)
INDUSTRIAL MACHINERY - 3.91%
Alliance Laundry Systems sr sub nts
   9.625% 05/01/08 .............................     $  300,000     $  301,500
Embotelladora Andina
   7.00% 10/01/07 ..............................         50,000         46,313
Morris Materials Handling sr nts
   9.50% 04/01/08 ..............................        200,000        186,500
U.S. Filter 6.375% 05/15/01 ....................        100,000        100,125
                                                                    ----------
                                                                       634,438
                                                                    ----------
LEISURE, LODGING & ENTERTAINMENT - 2.49%
Silver Cinemas sr sub nts
   10.50% 04/15/05 .............................        300,000        307,125
Trump Atlantic City 11.25% 05/01/06 ............        100,000         97,500
                                                                    ----------
                                                                       404,625
                                                                    ----------
METALS & MINING - 7.51%
Anker Coal Group sr nts
   9.75% 10/01/07 ..............................        100,000         92,000
Doe Run Resources sr nts
   11.25% 03/15/05 .............................        300,000        310,125
JTM Industries sr sub nts
   10.00% 04/15/08 .............................        150,000        152,250
Keystone Consolidated sr nts
   9.625% 08/01/07 .............................        125,000        128,750
Metallurg sr nts 11.00% 12/01/07 ...............        100,000        104,750
Schuff Steel sr nts 10.50% 06/01/08 ............        175,000        175,875
WHX sr nts 10.50% 04/15/05 .....................        250,000        255,000
                                                                    ----------
                                                                     1,218,750
                                                                    ----------
PACKAGING & CONTAINERS - 0.63%
Riverwood International sr
   sub nts 10.875% 04/01/08 ....................        100,000        101,500
                                                                    ----------
                                                                       101,500
                                                                    ----------
PAPER & FOREST PRODUCTS - 0.16%
Drypers sr nts 10.25% 06/15/07 .................         25,000         25,844
                                                                    ----------
                                                                        25,844
                                                                    ----------
RETAIL - 3.51%
Advance Stores sr sub nts
   10.25% 04/15/08 .............................        300,000        311,625
Leslie's Poolmart sr nts
   10.375% 07/15/04 ............................         25,000         26,500
US Office Products sr sub nts
   9.75% 06/15/08 ..............................        100,000        100,250
Wilsons The Leather Expert sr
   nts 11.25% 08/15/04 .........................        125,000        131,250
                                                                    ----------
                                                                       569,625
                                                                    ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT*        VALUE
                                                                     (U.S.$)
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - 6.25%
Iridium LLC/Capital
   11.25% 07/15/05 ...........................      $  350,000      $  351,750
MCI Communications nts
   6.125% 04/15/02 ...........................          50,000          49,938
Metrocall sr sub nts
   10.375% 10/01/07 ..........................         150,000         155,625
Paging Network sr sub nts
   10.125% 08/01/07 ..........................         150,000         156,750
Rural Cellular sr sub nts
   9.625% 05/15/08 ...........................         300,000         299,250
                                                                    ----------
                                                                     1,013,313
                                                                    ----------
TEXTILES, APPAREL & FURNITURE - 2.73%
Anvil Knitwear sr nts
   10.875% 03/15/07 ..........................         100,000         103,625
Riddell Sports sr nts
   10.50% 07/15/07 ...........................          25,000          26,188
Scovill Fasteners sr nts
   11.25% 11/30/07 ...........................         300,000         313,500
                                                                    ----------
                                                                       443,313
                                                                    ----------
TRANSPORTATION & SHIPPING - 0.64%
Chemical Leaman sr nts
   10.375% 06/15/05 ..........................          50,000          52,875
Continental Airlines Pass Thru
   Certificates 6.80% 01/02/09 ...............          50,000          50,813
                                                                    ----------
                                                                       103,688
                                                                    ----------
MISCELLANEOUS - 6.06%
Derby Cycle/Lyon Cycle sr nts
   10.00% 05/15/08 ...........................         300,000         300,000
EV International 11.00% 03/15/07 .............         300,000         283,125
Highwaymaster Communications sr
   nts 13.75% 09/15/05 .......................         100,000          75,000
Norton McNaughton sr nts
   12.50% 06/01/05 ...........................         150,000         150,750
Sony unsec nts 6.125% 03/04/03 ...............          70,000          70,438
Spinnaker Industries sr nts
   10.75% 10/15/06 ...........................         100,000         104,000
                                                                    ----------
                                                                       983,313
                                                                    ----------
TOTAL CORPORATE BONDS
   (COST $8,258,533) .........................                       8,239,006
                                                                    ----------

STRATEGIC INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT*        VALUE
                                                                     (U.S.$)
FOREIGN BONDS - 24.01%
AUSTRALIA - 2.26%
Bank of Austria
   10.875% 11/17/04 ...........................A$      200,000     $   153,276
Queensland Treasury
   8.00% 08/14/01 ............................         130,000          86,259
Toyota Finance Australia
   7.00% 12/05/01 ............................         200,000         127,887
                                                                   -----------
                                                                       367,422
                                                                   -----------
CANADA - 2.17%
Government of Canada
   10.25% 03/15/14 ...........................C$       100,000         102,541
Nippon Telegraph and Telephone
   10.25% 10/19/99 ...........................         150,000         108,074
Quebec Hydroelectric
   11.00% 02/09/99 ...........................         200,000         140,692
                                                                   -----------
                                                                       351,307
                                                                   -----------
GREECE - 2.51%
Ford Credit Europe 9.45% 03/01/00 ............      80,000,000         259,288
Hellenic Republic
   11.00% 11/26/99 ...........................Grd   45,000,000         147,327
                                                                   -----------
                                                                       406,615
                                                                   -----------
ITALY - 1.35%
Italian Government
   9.50% 02/01/01 ............................Itl  250,000,000         157,223
Toyota Motor Credit 7.50% 11/05/01 ...........     100,000,000          60,999
                                                                   -----------
                                                                       218,222
                                                                   -----------
MEXICO - 0.96%
Mexican Cetes Government
   0.00% 10/22/98 ............................Mxp      150,000         155,704
                                                                   -----------
                                                                       155,704
                                                                   -----------
NEW ZEALAND - 4.72%
New Zealand Government
   6.50% 02/15/00 ............................NZ$       40,000          20,459
New Zealand Government
   8.00% 04/15/04 ............................         500,000         274,435
New Zealand Government
   8.00% 11/15/06 ............................         750,000         426,022
New Zealand Government
   10.00% 03/15/02 ...........................          80,000          45,405
                                                                   -----------
                                                                       766,321
                                                                   -----------

                                                        Principal      Market
                                                         Amount*       Value
                                                                      (U.S.$)
FOREIGN BONDS (CONTINUED)
POLAND - 0.70%
International Bank of Reconstruction
   & Development 19.50% 06/17/99 .................Plz    400,000     $ 114,410
                                                                     ---------
                                                                       114,410
                                                                     ---------
SOUTH AFRICA - 4.35%
Electric Supply Communication
   11.00% 6/01/08 ................................Sa   2,100,000       270,982
Republic of South Africa
   12.50% 01/15/02 ...............................     1,900,000       290,449
Republic Of South Africa Series 184
   12.50% 12/21/06 ...............................     1,000,000       144,392
                                                                     ---------
                                                                       705,823
                                                                     ---------
SWEDEN - 2.60%
Swedish Government
   8.00% 08/15/04 ................................Sk     800,000       122,182
Swedish Government
   9.00% 04/20/09 ................................     1,000,000       166,386
Swedish Government
   10.25% 05/05/00 ...............................       400,000        55,204
Swedish Government
   10.25% 05/05/03 ...............................       500,000        77,693
                                                                     ---------
                                                                       421,465
                                                                     ---------
UNITED KINGDOM - 2.39%
DeBeer-Bearer Centenary Finance
   8.25% 03/31/09 ................................Gbp     50,000        88,717
Korea Electric Power 8.50% 04/28/07 ..............        50,000        67,763
Northumbrian Water Group
   9.25% 02/01/02 ................................        40,000        70,473
UK Treasury 8.00% 06/10/03 .......................        90,000       160,488
                                                                     ---------
                                                                       387,441
                                                                     ---------
TOTAL FOREIGN BONDS
   (COST $4,298,190) .............................                   3,894,730
                                                                     ---------

STRATEGIC INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT*        VALUE
                                                                      (U.S.$)
AGENCY MORTGAGE-BACKED SECURITIES - 5.74%
Federal Home Loan Mortgage
   6.00% 11/01/26 ................................      $ 19,005      $ 18,713
Federal Home Loan Mortgage
   7.00% 03/01/11 ................................        70,186        71,765
Federal National Mortgage Association
   6.50% 06/01/28 ................................       453,816       452,114
Federal National Mortgage Association
   7.00% 01/01/13 ................................        69,388        70,710
Federal National Mortgage Association
   7.50% 03/01/28 ................................        99,848       102,531
Government National Security
   Federation 7.50% 12/15/27 .....................       212,204       215,849
                                                                      --------
TOTAL AGENCY MORTGAGE-BACKED
   SECURITIES (COST $924,658) ....................                     931,682
                                                                      --------

ASSET-BACKED SECURITIES - 5.21%
AFC Home Equity Loan Trust
   series 92-5 A 7.20% 02/15/08 ..................        65,220        65,924
California Infrastructure
   Series 97-1 A3 6.28% 09/25/05 .................        45,000        45,436
Chase Manhattan RV Owner Trust
   Series 97-A A9 6.32% 12/15/08 .................       100,000       100,960
CIT Group Securitization Series 95-2 A2
   6.00% 05/15/26 ................................        17,109        17,124
CIT RV Trust Series 98-A
   A 5 6.12% 07/15/14 ............................       100,000       101,218
Countrywide Home Equity Loan Series
   97-1 A4 6.95% 05/25/21 ........................        50,000        50,675
EQCC Series 98-2 A3F
   6.23% 03/15/13 ................................       100,000       100,031
First Plus Home Loan Trust
   Series 98-3 A3 6.27% 05/10/13 .................       100,000       100,281
First Union Residential Securitization
   Trust Series 96-2 A2 6.46% 09/25/11 ...........        25,000        25,008
First USA Credit Card Master Trust
   Series 97-10 A 5.75% 09/17/03 .................        70,000        70,021
MetLife Capital Equipment Loan Trust
   Series 97-AA 6.85% 05/20/08 ...................        50,000        51,385
NationsCredit Grantor Trust Series
   97-2 A1 6.35% 04/15/14 ........................        40,904        41,248

                                                       PRINCIPAL       MARKET
                                                        AMOUNT*        VALUE
                                                                      (U.S.$)
ASSET-BACKED SECURITIES (CONTINUED)
Oakwood Mortgage Investors Series
   97-C A3 6.65% 11/15/27 ..........................     $ 25,000     $ 25,396
World Omni Automobile Lease
   Securitization Series 97-B A4
   6.20% 11/25/03 ..................................       50,000       50,290
                                                                      --------
Total Asset-Backed Securities
   (cost $839,710) .................................                   844,997
                                                                      --------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.49%
Asset Securitization Corporation
   Series 96-D2 A1 6.92% 02/14/29 ..................       47,954       49,925
   Series 97-D5 A2 6.81% 02/14/41 ..................       75,000       77,660
Federal Home Loan Mortgage
   Corporation Structured Pass Through
   Securities 6.50% 01/25/15 .......................      100,000      100,781
General Electric Capital
   Mortgage Services
   Series 98-6 1A6 6.75% 04/25/28 ..................      100,000       99,937
Lehman Brothers Commerical
   Conduit Mortgage Trust 98-C1C
   6.68% 02/18/08 ..................................       50,000       50,406
Lehman Large Loan 97-LLI A1
   6.79% 06/12/04 ..................................       49,263       50,564
Nomura Asset Securities Series
   95-MD3 A1A 8.17% 03/04/20 .......................       21,312       22,148
Residential Accredit Loans
   Series 98-QS9 A3 6.75% 08/25/28 .................      100,000      100,484
   Series 96-QS3 AI3 7.29% 06/25/26 ................       48,090       48,196
   Series 96-QS2 A6 7.45% 04/25/23 .................       25,000       25,457
   Series 97-QS6 A5 7.50% 06/25/12 .................       98,267      102,696
   Series 96-A4 A5 7.50% 04/25/27 ..................      130,000      131,788
Residential Funding Mortgage-
   Series 94-S10 6.50% 3/25/09 .....................       30,000       30,498
                                                                      --------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $882,285) .....................                   890,540
                                                                      --------

STRATEGIC INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT*        VALUE
                                                                       (U.S.$)
MUNICIPAL BONDS - 0.58%
Philadelphia, Pennsylvania Authority
   For Industrial Development Tax Claim
   Revenue-Class A 6.488% 06/15/04 ...............      $ 92,929      $ 93,800
                                                                      --------
Total Municipal Bonds
   (cost of $92,958) .............................                      93,800
                                                                      --------

U.S. TREASURY OBLIGATIONS - 4.02%
U.S. Treasury Note 5.625% 05/15/08 ...............       330,000       334,587
U.S. Treasury Note 6.375% 8/15/27 ................       100,000       109,984
U.S. Treasury Note 7.25% 08/15/04 ................       190,000       206,657
                                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $644,880) ...............................                     651,228
                                                                      --------


                                                          Number
                                                        of shares
PREFERRED STOCKS - 0.32%
Telecommunications - 0.32%
Twenty-first Century Telecom Group ...............            50       $52,375
                                                                      --------
Total Preferred Stocks
   (cost $50,000) ................................                      52,375
                                                                      --------
WARRANTS - 0.04%
Banking, Finance & Insurance - 0.02%
American Banknote ................................         3,744         3,000
                                                                      --------
                                                                         3,000
                                                                      --------
MISCELLANEOUS - 0.02%
HighwayMaster Communications .....................         2,000         4,000
                                                                      --------
                                                                         4,000
                                                                      --------
TOTAL WARRANTS
   (cost $5,011) .................................                       7,000
                                                                      --------

STRATEGIC INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                       AMOUNT*         VALUE
                                                                      (U.S.$)
REPURCHASE AGREEMENTS - 4.71%
With Chase Manhattan 5.85%
   07/01/98 (dated 06/30/98,
   collateralized by $286,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $284,246) ......................       $279,000       $279,000
With JP Morgan Securities 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $227,000
   U.S. Treasury Notes
   6.25% due 02/15/03, market
   value $238,525 and $9,000
   U.S. Treasury Notes
   5.50% due 03/31/03,
   market value $9,006) ........................        242,000        242,000

With PaineWebber 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $81,000
   U.S. Treasury Notes
   5.875% due 01/31/99, market
   value $83,477 and $159,000
   U.S. Treasury Notes
   6.00% due 08/31/99,
   market value $163,661) ......................        242,000        242,000
                                                                      --------
TOTAL REPURCHASE AGREEMENTS
   (COST $763,000) .............................                       763,000
                                                                      --------

TOTAL MARKET VALUE OF SECURITIES - 100.91% (cost $16,759,225)......................................................... $16,368,358

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.91%).............................................................    (147,454)
                                                                                                                       -----------
NET ASSETS APPLICABLE TO 1,540,826 SHARES ($0.01 par value) OUTSTANDING:
   EQUIVALENT TO $10.53 PER SHARE - 100.00% .......................................................................... $16,220,904
                                                                                                                       ===========
Components of net assets at June 30, 1998:
Common stock, $0.01 par value 1,000,000,000 shares authorized to the Fund with
  50,000,000 shares allocated to the Series........................................................................... $16,093,188
Undistributed net investment income ** ...............................................................................     500,248
Accumulated net realized gain on investments..........................................................................      23,380
Net unrealized depreciation on investments ...........................................................................    (395,912)
                                                                                                                       -----------
Total net assets...................................................................................................... $16,220,904
                                                                                                                       ===========

----------------
 * Principal amount is stated in the currency in which each bond is denominated.

   A$ - Australian Dollars   Itl - Italian Lira         Sa - South African Rand
   C$ - Canadian Dollars     Mxp - Mexican Peso         Sk - Swedish Kroner
   Gbp - British Pounds      NZ$ - New Zealand Dollars   $ - U.S. Dollars
   Grd - Greek Drakma        Plz - Polish Zolty

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

   nts - notes
   sr - senior
   sub - subordinated
   unsec - unsecured

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                       PRINCIPAL      MARKET
                                                        AMOUNT        VALUE
ASSET-BACKED SECURITIES - 19.69%
American Finance Home Equity
   Series 94-2A 6.950% 6/25/24 .................     $  122,223     $  122,443
   Series 91-1A 8.00% 7/25/06 ..................         21,036         21,440
California Infrastructure PG&E
   Series 97-1 A4 6.16% 6/25/03 ................        555,000        557,664
Chase Manhattan RV Owner Trust
   Series 1997-A A9 6.320% 12/15/08 ............        170,000        171,632
CIT RV Trust
   Series 97-A A5 6.25% 11/17/02 ...............        510,000        512,754
   Series 98-A A5 6.12% 7/15/14 ................        440,000        445,363
EQCC Home Equity Loan Trust
   Series 1998-2 A3F 6.230% 3/15/13 ............        410,000        410,128
First Plus Home Loan Trust
   6.27% 5/10/13 ...............................        550,000        551,547
First Union Residential Securitization
   Trust Series 96-2 A2 6.46% 9/25/11 ..........        615,000        615,185
First USA Credit Card Master Trust
   5.746% 9/17/03 ..............................        125,000        125,038
MetLife Capital Equipment Loan
   Trust Series 97-A A 6.85% 5/20/08 ...........        410,000        421,357
NationsCredit Grantor Trust
   Series 96-1 A 5.85% 9/15/11 .................        171,508        170,290
   Series 97-2 A1 6.35% 4/15/14 ................        290,415        292,865
The Money Store Home Equity Trust
   Series 97-C AH5 6.59% 2/15/15 ...............        500,000        504,700
   Series 97-A A9 7.235% 4/15/27 ...............        385,000        395,318
UCFC Home Equity Loan
   Series 96-B1 A3 7.30% 4/15/14 ...............        625,000        628,750
World Omni Automobile Lease
   Securitization Series 97-B A4
   6.20% 11/25/03 ..............................        440,000        442,552
                                                                    ----------
Total Asset-Backed Securties
   (cost $6,341,311) ...........................                     6,389,026
                                                                    ----------

                                                    PRINCIPAL         MARKET
                                                      AMOUNT          VALUE
COLLATERALIZED MORTGAGE
   OBLIGATION - 24.74%
Asset Securitization Corporation
   Series 97-D5 A2 6.814% 2/14/41 ..........       $  430,000       $  445,252
   Series 97-D5 A3 6.864% 2/14/41 ..........          320,000          329,900
   Series 96-D2 A1 6.92% 2/14/29 ...........          623,404          649,022
   Series 96-D3 A1B 7.21% 10/13/26 .........          400,000          420,438
   Series 97-D4 A1A 7.35% 4/14/29 ..........          341,225          352,794
GE Capital Mortgage Services
   Series 94-2 A3 5.40% 1/25/09 ............           61,148           60,922
   Series 98-6 1A6 6.75% 4/25/28 ...........          335,000          334,791
LB Commercial Conduit Mortgage
   Trust 1998-Cl C 6.68% 2/18/08 ...........          420,000          423,413
Lehman Large Loan
   Series 97-LLI A1 6.79% 6/12/04 ..........          428,591          439,909
Mortgage Capital Funding
   Series 96-MC2 C 7.224% 9/20/06 ..........          275,000          285,484
   Conti Series 96-MCI D
   7.80% 4/15/06 ...........................          360,000          385,313
Nomura Asset Securities
   Series 93-1 A1 6.68% 12/15/01 ...........          341,846          347,081
   Series 95-MD3 A1A 8.17% 3/4/20 ..........          447,561          465,114
   Series 96-MD5 A3 7.64% 4/13/36 ..........          460,000          498,094
Residential Accredit Loans
   Series 98-QS9 A5 6.75% 8/25/28 ..........          400,000          401,938
   Series 96-QS3 AI3 7.29% 6/25/26 .........          166,466          166,832
   Series 96-QS2 A6 7.45% 4/25/23 ..........          540,000          549,872
   Series 97-QS6 A5 7.50% 6/25/12 ..........          529,870          553,755
   Series 97-QS3 A3 7.50% 4/25/27 ..........          540,000          547,425
Residential Funding Mortgage
   Securities Series 96-S9
   A10 7.25% 4/25/26 .......................          358,637          369,862
                                                                    ----------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $7,833,430) ...........                         8,027,211
                                                                    ----------

CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                     PRINCIPAL       MARKET
                                                       AMOUNT        VALUE
MORTGAGE BACKED SECURITIES - 17.13%
Federal National Mortgage Association
   6.00% 4/1/13 ..............................      $  447,655      $  443,179
Federal National Mortgage Association
   6.50% 4/1/13 ..............................       1,440,000       1,449,240
Federal National Mortgage Association
   6.50% 6/1/28 ..............................       1,534,000       1,528,746
Federal National Mortgage Association
   7.00% 5/1/12 ..............................         411,680         420,299
Federal National Mortgage Association
   7.50% 6/1/28 ..............................         315,000         323,663
Federal National Mortgage Association
   9.50% 11/1/21 to 5/1/22 ...................         121,847         132,508
Government National Mortgage
   Association 6.50%
   12/15/23 to 1/15/24 .......................         360,430         361,895
Government National Mortgage
   Association 7.00% 5/15/28 .................         756,701         769,234
Government National Mortgage
   Association 12.00%
   6/20/14 to 2/20/16 ........................         111,350         127,424
                                                                    ----------
TOTAL MORTGAGE BACKED SECURITIES
   (COST $5,527,060) .........................                       5,556,188
                                                                    ----------

CORPORATE BONDS - 16.94%
Banco Santiago S.A. 7.00% 7/18/07 ............         270,000         249,075
Consumers Energy 6.375% 2/1/08 ...............         335,000         330,813
Continental Airlines 6.80% 1/2/09 ............         450,000         457,313
Credit Foncier de France
   8.00% 1/14/02 .............................         340,000         360,825

                                                     PRINCIPAL        MARKET
                                                      AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
Firstar Capital 8.32% 12/15/26 ...............      $  315,000      $  348,461
General Electric Capital
   5.89% 5/11/01 .............................         675,000         676,688
Great Western Financial
   8.206% 2/1/27 .............................         500,000         546,875
Health and Retirement Properties
   6.75% 12/18/02 ............................         360,000         362,250
Raytheon 5.95% 3/15/01 .......................         570,000         570,000
Sony 6.125% 3/4/03 ...........................         700,000         704,375
Southern Investments
   UK 6.375% 11/15/01 ........................         320,000         322,000
Summit Bank 6.75% 6/15/03 ....................         430,000         439,138
U.S. Bancorp 8.125% 5/15/02 ..................         120,000         127,950
                                                                    ----------
TOTAL CORPORATE BONDS
   (COST $5,389,932) .........................                       5,495,763
                                                                    ----------

U.S. TREASURY OBLIGATIONS - 17.76%
U.S. Treasury Notes 5.375% 2/15/01 ...........         220,000         219,267
U.S. Treasury Notes 5.500% 3/31/00 ...........       3,000,000       3,000,210
U.S. Treasury Notes 6.25% 4/30/01 ............          45,000          45,846
U.S. Treasury Notes 6.375% 1/15/00 ...........       2,465,000       2,496,330
                                                                    ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $5,765,832) .........................                       5,761,653
                                                                    ----------

MUNICIPAL BONDS - 1.13%
Philadelphia, Pennsylvania Authority
   For Industrial Development
   Series 97 A 6.488% 6/15/04 ................         362,423         365,822
                                                                    ----------
TOTAL MUNICIPAL BONDS
   (COST $362,423) ...........................                         365,822
                                                                    ----------

CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                     PRINCIPAL        MARKET
                                                      AMOUNT          VALUE
REPURCHASE AGREEMENTS - 3.19%
With Chase Manhattan 5.85%
   7/01/98 (dated 6/30/98
   collateralized by $384,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $385,949) ....................      $  378,000      $  378,000
With J.P. Morgan Securties 5.75%
   7/01/98 (dated 6/30/98
   collateralized by $308,000
   U.S. Treasury Notes
   6.25% due 2/15/03,
   market value $323,883 and $12,000
   U.S. Treasury Notes
   5.50% due 3/31/03,
   market value $12,229) .....................         329,000         329,000

With PaineWebber 5.75% 7/01/98
   (dated 6/30/98 collateralized by
   $216,000 U.S. Treasury Notes
   6.00% due 8/15/99,
   market value $222,219 and
   $110,000 U.S. Treasury Notes
   5.875% due 1/31/99,
   market value $113,345) ....................         329,000         329,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $1,036,000) .........................                       1,036,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES (COST $32,255,988) - 100.58%............................................... $32,631,663

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.58%)...................................................    (188,519)
                                                                                                             -----------
NET ASSETS APPLICABLE TO 3,307,902 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $9.81 PER SHARE - 100.00% ................................................................. $32,443,144
                                                                                                             ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value, 1,0000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series........................................................... $33,527,108
Accumulated net realized loss on investments ...............................................................  (1,459,639)
Net unrealized appreciation of investments..................................................................     375,675
                                                                                                             -----------
Total net assets ........................................................................................... $32,443,144
                                                                                                             ===========

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.-CASH RESERVE SERIES
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

                                                  PRINCIPAL           MARKET
                                                    AMOUNT            VALUE
COMMERCIAL PAPER - 77.53%
FINANCIAL SERVICES - 50.05%
ABN-AMRO North American Finance
   5.52% 07/13/98 ........................       $ 1,000,000       $   998,160
ABN-AMRO North American Finance
   5.44% 08/25/98 ........................           500,000           495,844
Allianz Of America Financial
   5.51% 08/27/98 ........................         2,000,000         1,982,553
Banc One Funding 5.52% 07/06/98 ..........         1,000,000           999,233
Bankers Trust New York
   5.50% 09/08/98 ........................         1,000,000           989,458
Bankers Trust New York
   5.51% 10/15/98 ........................           500,000           491,888
Ciesco L.P. 5.50% 07/28/98 ...............         1,500,000         1,493,813
Commonwealth Bank of Australia
   5.37% 07/29/98 ........................         1,000,000           995,823
Corporate Asset Funding
   5.52% 07/24/98 ........................           500,000           498,237
Corporate Asset Funding
   5.53% 08/19/98 ........................         1,500,000         1,488,710
Fleet Funding 5.52% 07/14/98 .............         1,721,000         1,717,569
General Re 5.50% 09/03/98 ................           880,000           871,396
General Electric Capital
   5.35% 08/17/98 ........................         1,000,000           993,015
ING America Insurance Holdings
   5.47% 07/30/98 ........................         1,000,000           995,594
ING America Insurance Holdings
   5.50% 08/28/98 ........................           500,000           495,569
MetLife Funding 5.51% 07/10/98 ...........         1,500,000         1,497,934
MetLife Funding 5.54% 08/24/98 ...........           500,000           495,845
Rabobank USA Financial
   5.48% 10/20/98 ........................         1,000,000           983,103
Swiss Re Financial Products
   5.48% 07/14/98 ........................         1,000,000           998,021
Swiss Re Financial Products
   5.52% 07/27/98 ........................           500,000           498,010
Teco Finance 5.47% 07/10/98 ..............         1,000,000           998,633
USAA Capital 5.52% 08/17/98 ..............         2,000,000         1,985,587
                                                                   -----------
TOTAL FINANCIAL SERVICES .................                          22,963,995
                                                                   -----------
INDUSTRIAL - 9.17%
Golden Peanut 5.50% 10/22/98 .............         1,000,000           982,736
Henkel 5.46% 07/23/98 ....................           250,000           249,166

                                                    PRINCIPAL        MARKET
                                                     AMOUNT          VALUE
COMMERCIAL PAPER (CONTINUED)
INDUSTRIAL (CONTINUED)
Henkel 5.48% 11/17/98 ......................      $ 1,000,000      $   978,841
Unilever NV 5.50% 07/29/98 .................        1,000,000          995,722
Zeneca Wilmington 5.53% 07/07/98 ...........        1,000,000          999,078
                                                                   -----------
Total Industrial ...........................                         4,205,543
                                                                   -----------
MORTGAGE BANKERS & BROKERS - 18.31%
Bear Stearns 5.51% 10/20/98 ................        2,000,000        1,966,022
CS First Boston 5.50% 10/21/98 .............        1,500,000        1,474,333
Goldman Sachs Group
   5.62% 08/04/98 ..........................        1,000,000          994,692
Goldman Sachs Group
   5.48% 10/07/98 ..........................        1,000,000          985,082
Merrill Lynch 5.48% 07/07/98 ...............        1,000,000          999,087
Merrill Lynch 5.53% 09/10/98 ...............        1,000,000          989,094
Morgan Stanley Group
   5.51% 08/19/98 ..........................        1,000,000          992,500
                                                                   -----------
TOTAL MORTGAGE
   BANKERS & BROKERS .......................                         8,400,810
                                                                   -----------
TOTAL COMMERCIAL PAPER .....................                        35,570,348
                                                                   -----------
CERTIFICATES OF DEPOSIT - 6.54%
DOMESTIC - 4.36%
Harris Trust & Savings Bank
   5.55% 07/07/98 ..........................        1,000,000        1,000,000
Wilmington Trust 5.58% 07/06/98 ............        1,000,000        1,000,000
                                                                   -----------
                                                                     2,000,000
                                                                   -----------
YANKEE - 2.18%
Canada Imperial Bank Commerce
   5.82% 09/30/98 ..........................        1,000,000          999,981
                                                                   -----------
                                                                       999,981
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT ..............                         2,999,981
                                                                   -----------
FLOATING RATE NOTES* - 6.54%
Federal Home Loan Bank
   5.601% 10/23/98 .........................          500,000          500,000
Federal Home Loan Bank
   5.481% 02/26/99 .........................          500,000          499,839
Key Bank, New York 5.86% 10/02/98 ..........        1,000,000        1,000,139
Student Loan Marketing Association
   5.621% 11/12/98 .........................        1,000,000        1,000,000
                                                                   -----------
TOTAL FLOATING RATE NOTES ..................                         2,999,978
                                                                   -----------

CASH RESERVE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
REPURCHASE AGREEMENTS - 9.16%
With Chase Manhattan 5.85%
   07/01/98 (dated 06/30/98,
   collateralized by $1,574,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $1,566,520) ......................    $1,535,000    $1,535,000
With J.P. Morgan Securities 5.75%
   07/01/98 (dated 06/30/98,
   collateralized by $49,000
   U.S. Treasury Notes
   5.50% due 03/31/03, market value
   $49,635 and $1,251,000
   U.S. Treasury Notes
   6.25% due 02/15/03,
   market value $1,314,602) ......................     1,335,000     1,335,000

With PaineWebber 5.75%
   07/01/98 (dated 06/30/98
   collateralized by $448,000
   U.S. Treasury Notes
   5.875% due 01/31/99, market value
   $460,052 and $878,000 U.S. Treasury Notes
   6.00% due 08/15/99,
   market value $901,960) ........................     1,335,000     1,335,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS ......................                   4,205,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES - 99.77% (COST $45,775,307)................................................... $45,775,307

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.23% .......................................................     104,520
                                                                                                                -----------
NET ASSETS APPLICABLE TO 4,587,983 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $10.00 PER SHARE - 100.00% ................................................................... $45,879,827
                                                                                                                ===========

--------------
*Floating Rate Notes - The interest rate shown is the rate as of June 30, 1998 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                            See accompanying notes

Delaware Group Premium Fund, Inc.
Statements Of Operations
Six Months Ended 6/30/98 (Unaudited)


                                                                                       Small Cap        Social
                                                          Trend         Delcap          Value         Awareness
                                                         Series         Series          Series          Series
                                                         ------         ------          ------          ------
INVESTMENT INCOME:
Interest .........................................       $370,109        $219,169        $197,527         $29,008
Dividends ........................................        192,964         111,392         855,292          73,735
Foreign tax withheld .............................             --              --              --              --
                                                     ------------    ------------    ------------    ------------
                                                          563,073         330,561       1,052,819         102,743
                                                     ------------    ------------    ------------    ------------
EXPENSES:
Management fees ..................................        493,193         426,987         355,367          44,874
Custodian fees ...................................          5,983          10,080           5,367           3,225
Dividend disbursing and transfer
   agent fees and expenses .......................          2,225           6,300           1,150             348
Registration fees ................................          4,930           5,820           7,099           2,025
Reports and statements to shareholders ...........         15,363           7,740           4,500             625
Accounting and administration ....................         32,135          29,532          22,948           2,842
Professional fees ................................          5,485           8,250           4,752             943
Directors' fees ..................................          1,136           1,020             863             195
Taxes (other than taxes on income) ...............          4,062           5,187           3,709             312
Other ............................................          5,399          26,363           2,357              --
                                                     ------------    ------------    ------------    ------------
                                                          569,911         527,279         408,112          55,389
Less expenses absorbed by Delaware Management
   Company or Delaware
   International Advisers Ltd. ...................        (46,127)        (62,791)        (24,654)         (6,898)
                                                     ------------    ------------    ------------    ------------

Total Expenses ...................................        523,784         464,488         383,458          48,491
                                                     ------------    ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) .....................         39,289        (133,927)        669,361          54,252
                                                     ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investment transactions .......................      6,019,563       5,330,095         653,062         (17,673)
   Foreign currencies ............................             --              --              --              --
                                                     ------------    ------------    ------------    ------------
Net realized gain (loss) .........................      6,019,563       5,330,095         653,062         (17,673)
                                                     ------------    ------------    ------------    ------------
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies .........      7,551,020       9,160,639      (1,155,239)      1,431,323
                                                     ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES ........................     13,570,583      14,490,734        (502,177)      1,413,650
                                                     ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ..............    $13,609,872     $14,356,807        $167,184      $1,467,902
                                                     ============    ============    ============    ============

* Date of commencement of operations.
See accompanying notes

                                                                               Decatur               5/1/98*
                                                                                Total              to 6/30/98
                                                           Devon               Return                 REIT               Delaware
INVESTMENT INCOME:                                         Series              Series                Series               Series
                                                         --------            ----------             --------           ----------

Interest ..............................................    $70,057              $363,596               $4,410           $1,377,955
Dividends .............................................    195,895             5,847,831               21,598              890,225
Foreign tax withheld ..................................         --                    --                   --                   --
                                                         ---------            ----------             --------           ----------
                                                           265,952             6,211,427              26,008             2,268,180
                                                         ---------            ----------             --------           ----------
EXPENSES:
Management fees .......................................     76,709             1,435,536                2,505              450,530
Custodian fees ........................................        549                 6,654                   64               12,004
Dividend disbursing and transfer
   agent fees and expenses ............................        901                 4,000                   10                3,056
Registration fees .....................................         80                33,200                  200                2,350
Reports and statements to shareholders ................        691                31,923                  158                4,811
Accounting and administration .........................      6,067               115,837                  145               39,236
Professional fees .....................................        348                26,625                  158               10,050
Directors' fees .......................................        268                 3,510                   50                1,275
Taxes (other than taxes on income) ....................         32                22,186                  125                6,250
Other .................................................        379                 8,792                   53                5,390
                                                         ---------            ----------             --------           ----------
                                                            86,024             1,688,263                3,468              534,952
Less expenses absorbed by Delaware Management
   Company or Delaware
   International Advisers Ltd. ........................         --                    --                (684)                   --
                                                         ---------            ----------             --------           ----------

Total Expenses ........................................     86,024             1,688,263                2,784              534,952
                                                         ---------            ----------             --------           ----------

NET INVESTMENT INCOME (LOSS) ..........................    179,928             4,523,164               23,224            1,733,228
                                                         ---------            ----------             --------           ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investment transactions ............................    547,095            29,122,870                 (350)           6,086,111
   Foreign currencies .................................         --                    --                   --                   --
                                                         ---------            ----------             --------           ----------
Net realized gain (loss) ..............................    547,095            29,122,870                 (350)           6,086,111
                                                         ---------            ----------             --------           ----------
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies ..............  1,631,143             7,686,692              (43,392)           4,900,177
                                                         ---------            ----------             --------           ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES .............................  2,178,238            36,809,562              (43,742)          10,986,288
                                                         ---------            ----------             --------           ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ................... $2,358,166           $41,332,726             ($20,518)         $12,719,516
                                                         =========           ===========             ========          ===========

-----------------
* Date of commencement of operations.

                             See accompanying notes
                                                                           51

Delaware Group Premium Fund, Inc.
Statements of Operations
Six Months Ended 6/30/98 (Unaudited)

                                                          Convertible          Emerging           International         Global
                                                          Securities           Markets               Equity              Bond
                                                            Series              Series               Series             Series
                                                         ------------        ------------        ------------        ------------
INVESTMENT INCOME:
Interest .........................................            $62,065             $19,499            $395,753            $590,712
Dividends ........................................             58,195              91,843           3,822,537                  --
Foreign tax withheld .............................                 --              (4,404)           (309,356)                 --
                                                         ------------        ------------        ------------        ------------
                                                              120,260             106,938           3,908,934             590,712
                                                         ------------        ------------        ------------        ------------

EXPENSES:
Management fees ..................................             19,706              38,077             831,739              67,154
Custodian fees ...................................                 --               9,508              46,290               4,850
Dividend disbursing and transfer
   agent fees and expenses .......................                 26                 300               3,553                 320
Registration fees ................................                107                 602               5,800                 842
Reports and statements to shareholders ...........                 --                 900              10,200               2,501
Accounting and administration ....................              1,254               1,480              57,249               3,798
Professional fees ................................                 71                 700              14,980               6,246
Directors' fees ..................................                162                 173               1,824                 272
Taxes (other than taxes on income) ...............                 --                 341               3,688                  --
Other ............................................                 --               2,742               2,306               2,732
                                                         ------------        ------------        ------------        ------------
                                                               21,326              54,823             977,629              88,715
Less expenses absorbed by Delaware Management
   Company or Delaware
   International Advisers Ltd. ...................                (43)            (10,035)            (28,730)            (15,983)
                                                         ------------        ------------        ------------        ------------

Total Expenses ...................................             21,283              44,788             948,899              72,732
                                                         ------------        ------------        ------------        ------------

NET INVESTMENT INCOME ............................             98,977              62,150           2,960,035             517,980
                                                         ------------        ------------        ------------        ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investment transactions .......................            134,018              30,874             (44,005)            (71,799)
   Foreign currencies ............................                --                1,062             (59,400)             10,271
                                                         ------------        ------------        ------------        ------------
Net realized gain (loss) .........................            134,018              31,936            (103,405)            (61,528)
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies .........           (179,300)         (1,256,594)         22,239,285            (326,690)
                                                         ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES ........................            (45,282)         (1,224,658)         22,135,880            (388,218)
                                                         ------------        ------------        ------------        ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ..............            $53,695         ($1,162,508)        $25,095,915            $129,762
                                                         ============        ============        ============        ============

                                                                              Strategic        Capital            Cash
                                                          Delchester           Income         Reserves          Reserve
                                                           Series              Series          Series            Series
                                                         -----------        -----------      -----------       -----------
INVESTMENT INCOME:
Interest .........................................        $5,472,921           $552,169       $1,032,335        $1,043,667
Dividends ........................................           134,909               --               --                --
Foreign tax withheld .............................              --                 (446)            --                --
                                                         -----------        -----------      -----------       -----------
                                                           5,607,830            551,723        1,032,335         1,043,667
                                                         -----------        -----------      -----------       -----------

EXPENSES:
Management fees ..................................           336,278             43,327           93,189            92,746
Custodian fees ...................................             7,000              2,894            5,600             1,344
Dividend disbursing and transfer
   agent fees and expenses .......................             2,066                300            2,083               720
Registration fees ................................               600              1,525            1,400             1,062
Reports and statements to shareholders ...........             4,112                300            5,879             1,400
Accounting and administration ....................            27,168              3,175            7,575             9,050
Professional fees ................................             3,950                978            1,577               997
Directors' fees ..................................             1,021                204              431               447
Taxes (other than taxes on income) ...............             4,599                663            2,924             2,908
Other ............................................             2,825                809            1,240             2,080
                                                         -----------        -----------      -----------       -----------
                                                             389,619             54,175          121,898           112,754
Less expenses absorbed by Delaware Management
   Company or Delaware
   International Advisers Ltd. ...................              --               (1,451)            --                --
                                                         -----------        -----------      -----------       -----------

Total Expenses ...................................           389,619             52,724          121,898           112,754
                                                         -----------        -----------      -----------       -----------

NET INVESTMENT INCOME ............................         5,218,211            498,999          910,437           930,913
                                                         -----------        -----------      -----------       -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investment transactions .......................         1,328,770             23,328          116,016              --
   Foreign currencies ............................              --                5,500             --                --
                                                         -----------        -----------      -----------       -----------
Net realized gain (loss) .........................         1,328,770             28,828          116,016              --
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies .........        (1,516,476)          (369,469)         (76,426)             --
                                                         -----------        -----------      -----------       -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES ........................          (187,706)          (340,641)          39,590              --
                                                         -----------        -----------      -----------       -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ..............        $5,030,505           $158,358         $950,027          $930,913
                                                         ===========        ===========      ===========       ===========

                            See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Changes in Net Assets


                                                         Six Months                       Six Months
                                                           Ended            Year            Ended              Year
                                                          6/30/98           Ended          6/30/98            Ended
                                                            Trend          12/31/97         DelCap           12/31/97
                                                           Series           Trend           Series            DelCap
                                                         (Unaudited)        Series        (Unaudited)         Series
                                                         -----------        ------        -----------         ------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income (loss) .....................         $39,289         $132,509        ($133,927)        ($59,352)
Net realized gain (loss) on investments
   and foreign currencies ........................       6,019,563        2,089,208        5,330,095        9,871,869
Net change in unrealized appreciation/depreciation
   on investments ................................       7,551,020       13,569,520        9,160,639        3,608,725
                                                      ------------     ------------     ------------     ------------
Net increase in net assets
   resulting from operations .....................      13,609,872       15,791,237       14,356,807       13,421,242
                                                      ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................        (135,410)        (204,613)              --               --
Net realized gain on investment transactions .....      (2,315,513)        (736,608)      (9,882,425)      (4,513,513)
                                                      ------------     ------------     ------------     ------------
                                                        (2,450,923)        (941,221)      (9,882,425)      (4,513,513)
                                                      ------------     ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................      55,112,486       56,666,244        7,878,048       28,573,142
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions ......       2,450,923          941,222        9,882,425        4,513,513
                                                      ------------     ------------     ------------     ------------
                                                        57,563,409       57,607,466       17,760,473       33,086,655
Cost of shares repurchased .......................     (38,876,712)     (10,604,885)      (9,668,383)     (11,440,355)
                                                      ------------     ------------     ------------     ------------
Increase in net assets derived
   from capital share transactions ...............      18,686,697       47,002,581        8,092,090       21,646,300
                                                      ------------     ------------     ------------     ------------

NET INCREASE IN NET ASSETS .......................      29,845,646       61,852,597       12,566,472       30,554,029
                                                      ------------     ------------     ------------     ------------

NET ASSETS:
Beginning of period ..............................     118,276,090       56,423,493      110,454,505       79,900,476
                                                      ------------     ------------     ------------     ------------
End of period ....................................    $148,121,736     $118,276,090     $123,020,977     $110,454,505
                                                      ============     ============     ============     ============


                                                          Six Months                         Six Months         5/1/97*
                                                         Ended 6/30/98      Year Ended      Ended 6/30/98         to
                                                           Small Cap         12/31/97          Social          12/31/97
                                                             Value           Small Cap        Awareness         Social
                                                             Series            Value           Series          Awareness
                                                           (Unaudited)         Series        (Unaudited)         Series
                                                           -----------         ------        -----------         ------
INCREASE IN NET ASSETS
   From Operations:
Net investment income (loss) .....................           $669,361         $629,715          $54,252          $30,982
Net realized gain (loss) on investments
   and foreign currencies ........................            653,062        2,326,391          (17,673)         119,612
Net change in unrealized appreciation/depreciation
   on investments ................................         (1,155,239)      10,895,658        1,431,323          637,990
                                                         ------------      -----------       ----------       ----------
Net increase in net assets
   resulting from operations .....................            167,184       13,851,764        1,467,902          788,584
                                                         ------------      -----------       ----------       ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................           (638,385)        (197,794)         (33,744)              --
Net realized gain on investment transactions .....         (2,340,745)      (1,672,255)        (124,853)              --
                                                         ------------      -----------       ----------       ----------
                                                           (2,979,130)      (1,870,049)        (158,597)              --
                                                         ------------      -----------       ----------       ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................         22,803,910       49,431,262        8,472,594        8,018,354
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions ......          2,979,130        1,870,049          158,597               --
                                                         ------------      -----------       ----------       ----------
                                                           25,783,040       51,301,311        8,631,191        8,018,354
Cost of shares repurchased .......................         (5,058,815)      (2,894,623)      (2,414,554)      (1,006,833)
                                                         ------------      -----------       ----------       ----------
Increase in net assets derived
   from capital share transactions ...............         20,724,225       48,406,688        6,216,637        7,011,521
                                                         ------------      -----------       ----------       ----------

NET INCREASE IN NET ASSETS .......................         17,912,279       60,388,403        7,525,942        7,800,105
                                                         ------------      -----------       ----------       ----------

NET ASSETS:
Beginning of period ..............................         84,071,143       23,682,740        7,800,105               --
                                                         ------------      -----------       ----------       ----------
End of period ....................................       $101,983,422      $84,071,143      $15,326,047       $7,800,105
                                                         ============      ===========       ==========       ==========

------------------
* Date of commencement of operations.

                            See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Changes in Net Assets (Continued)

                                                         Six Months                   Six Months                            5/1/98*
                                                           Ended         5/1/97*    Ended 6/30/98       Year Ended            to
                                                          6/30/98          to        Decatur Total       12/31/97          6/30/98
                                                           Devon        12/31/97        Return         Decatur Total         REIT
                                                           Series         Devon         Series            Return            Series
                                                         (Unaudited)     Series       (Unaudited)         Series         (Unaudited)
                                                         -----------     ------       -----------         ------          ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ............................        $179,928      $105,114       $4,523,164       $5,543,484          $23,224
Net realized gain (loss) on investments ..........         547,095       273,934       29,122,870       23,181,744             (350)
Net change in unrealized appreciation/depreciation
   on investments ................................       1,631,143     1,160,816        7,686,692       40,216,861          (43,392)
                                                       -----------   -----------     ------------     ------------       ----------
Net increase (decrease) in net assets
   resulting from operations .....................       2,358,166     1,539,864       41,332,726       68,942,089          (20,518)
                                                       -----------   -----------     ------------     ------------       ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................        (109,925)           --       (3,187,258)      (5,726,790)              --
Net realized gain on investment transactions .....        (281,684)           --      (23,162,228)     (14,788,457)              --
                                                       -----------   -----------     ------------     ------------       ----------
                                                          (391,609)           --      (26,349,486)     (20,515,247)              --
                                                       -----------   -----------     ------------     ------------       ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................      20,340,628    16,373,026      108,534,796      187,531,270        2,494,414
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions ......         391,609            --       26,349,486       20,515,247               --
                                                       -----------   -----------     ------------     ------------       ----------
                                                        20,732,237    16,373,026      134,884,282      208,046,517        2,494,414
Cost of shares repurchased .......................      (2,635,170)   (1,259,399)     (15,479,897)     (21,717,966)            (144)
                                                       -----------   -----------     ------------     ------------       ----------
Increase in net assets derived
   from capital share transactions ...............      18,097,067    15,113,627      119,404,385      186,328,551        2,494,270
                                                       -----------   -----------     ------------     ------------       ----------

NET INCREASE IN NET ASSETS .......................      20,063,624    16,653,491      134,387,625      234,755,393        2,473,752
                                                       -----------   -----------     ------------     ------------       ----------

NET ASSETS:
Beginning of period ..............................      16,653,491            --      401,401,970      166,646,577               --
                                                       -----------   -----------     ------------     ------------       ----------
End of period ....................................     $36,717,115   $16,653,491     $535,789,595     $401,401,970       $2,473,752
                                                       ===========   ===========     ============     ============       ==========

-------------------
* Date of commencement of operations.

                             See accompanying notes
54

Delaware Group Premium Fund, Inc.
Statements Of Changes In Net Assets (Continued)


                                                       Six Months                 Six Months                Six Months
                                                         Ended         Year     Ended 6/30/98  5/1/97* To  Ended 6/30/98  5/1/97* To
                                                        6/30/98        Ended     Convertible    12/31/97     Emerging      12/31/97
                                                       Delaware      12/31/97     Securities   Convertible    Markets      Emerging
                                                        Series       Delaware       Series     Securities     Series        Markets
                                                      (Unaudited)     Series     (Unaudited)     Series     (Unaudited)     Series
                                                      -----------    --------   -------------  ----------- -------------  ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .............................    $1,733,228    $2,840,175     $98,977     $106,880       $62,150      $26,256
Net realized gain on investments
   and foreign currencies .........................     6,086,111    11,425,156     134,018       24,638        31,936      128,987
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies ..........     4,900,177     9,349,683    (179,300)     251,809    (1,256,594)  (1,023,671)
                                                     ------------  ------------   ---------    ---------    ----------   ----------
Net increase (decrease) in net assets
   resulting from operations ......................    12,719,516    23,615,014      53,695      383,327    (1,162,508)    (868,428)
                                                     ------------  ------------   ---------    ---------    ----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................    (2,481,307)   (2,590,776)   (110,178)          --       (19,005)          --
Net realized gain on investment transactions ......   (11,439,840)   (4,899,878)    (25,287)          --      (139,368)          --
                                                     ------------  ------------   ---------    ---------    ----------   ----------
                                                      (13,921,147)   (7,490,654)   (135,465)          --      (158,373)          --
                                                     ------------  ------------   ---------    ---------    ----------   ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .........................    27,549,804    36,224,621   3,482,982    3,639,322     1,718,141    7,423,878
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions .......    13,921,147     7,490,655     135,465           --       158,373           --
                                                     ------------  ------------   ---------    ---------    ----------   ----------
                                                       41,470,951    43,715,276   3,618,447    3,639,322     1,876,514    7,423,878
Cost of shares repurchased ........................    (2,309,612)   (7,566,399)   (258,779)    (101,272)     (628,882)    (779,666)
                                                     ------------  ------------   ---------    ---------    ----------   ----------
Increase in net assets derived
   from capital share transactions ................    39,161,339    36,148,877   3,359,668    3,538,050     1,247,632    6,644,212
                                                     ------------  ------------   ---------    ---------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS .............    37,959,708    52,273,237   3,277,898    3,921,377       (73,249)   5,775,784
                                                     ------------  ------------   ---------    ---------    ----------   ----------

NET ASSETS:
Beginning of period ...............................   127,675,344    75,402,107   3,921,377           --     5,775,784           --
                                                     ------------  ------------   ---------    ---------    ----------   ----------
End of period .....................................  $165,635,052  $127,675,344  $7,199,275   $3,921,377    $5,702,535   $5,775,784
                                                     ============  ============   =========    =========    ==========   ==========

--------------
* Date of commencement of operations.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statements Of Changes In Net Assets (Continued)


                                                       Six Months                 Six Months                Six Months
                                                     Ended 6/30/98  Year Ended   Ended 6/30/98  Year Ended      Ended         Year
                                                      International  12/31/97      Global       12/31/97      6/30/98        Ended
                                                        Equity     International    Bond         Global     Delchester     12/31/97
                                                        Series        Equity       Series         Bond        Series      Delchester
                                                      (Unaudited)     Series     (Unaudited)     Series     (Unaudited)     Series
                                                      -----------    --------   -------------  ----------- -------------  ----------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income .............................    $2,960,035    $3,977,084     $517,980     $880,323   $5,218,211   $7,487,122
Net realized gain (loss) on investments
   and foreign currencies .........................      (103,405)    2,577,473      (61,528)     (30,733)   1,328,770    3,130,833
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies ..........    22,239,285     1,459,920     (326,690)    (543,397)  (1,516,476)    (168,776)
                                                      -----------   -----------   ----------   ----------  -----------  -----------
Net increase in net assets
   resulting from operations ......................    25,095,915     8,014,477      129,762      306,193    5,030,505   10,449,179
                                                      -----------   -----------   ----------   ----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................    (7,202,615)   (4,927,079)    (710,028)    (605,362)  (5,162,840)  (7,411,254)
Net realized gain on investment transactions ......            --            --      (16,416)     (83,855)     (32,038)          --
                                                      -----------   -----------   ----------   ----------  -----------  -----------
                                                       (7,202,615)   (4,927,079)    (726,444)    (689,217)  (5,194,878)  (7,411,254)
                                                      -----------   -----------   ----------   ----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .........................    25,786,771    70,066,962    3,130,163   12,524,510   24,912,059   32,766,122
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions .......     7,202,615     4,927,079      726,444      689,217    4,939,518    7,413,795
                                                      -----------   -----------   ----------   ----------  -----------  -----------
                                                       32,989,386    74,994,041    3,856,607   13,213,727   29,851,577   40,179,917
Cost of shares repurchased ........................   (12,827,298)  (10,645,895)  (1,780,700)  (5,425,925)  (5,243,702) (12,007,637)
                                                      -----------   -----------   ----------   ----------  -----------  -----------
Increase in net assets derived
   from capital share transactions ................    20,162,088    64,348,146    2,075,907    7,787,802   24,607,875   28,172,280
                                                      -----------   -----------   ----------   ----------  -----------  -----------
NET INCREASE IN NET ASSETS ........................    38,055,388    67,435,544    1,479,225    7,404,778   24,443,502   31,210,205
                                                      -----------   -----------   ----------   ----------  -----------  -----------
NET ASSETS:
Beginning of period ...............................   198,863,261   131,427,717   16,875,596    9,470,818   98,874,882   67,664,677
                                                      -----------   -----------   ----------   ----------  -----------  -----------
End of period .....................................  $236,918,649  $198,863,261  $18,354,821  $16,875,596 $123,318,384  $98,874,882
                                                      ===========   ===========   ==========   ==========  ===========  ===========

                             See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                            SIX MONTHS                  SIX MONTHS                      SIX MONTHS
                                          ENDED 6/30/98  5/1/97* TO    ENDED 6/30/98    YEAR ENDED     ENDED 6/30/98   YEAR ENDED
                                            STRATEGIC     12/31/97       CAPITAL         12/31/97          CASH         12/31/97
                                             INCOME       STRATEGIC      RESERVES        CAPITAL          RESERVE         CASH
                                             SERIES         INCOME        SERIES         RESERVES          SERIES        RESERVE
                                           (UNAUDITED)      SERIES      (UNAUDITED)       SERIES         (UNAUDITED)      SERIES
                                          ------------   -----------   -------------    ----------      -------------  ------------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ................     $498,999         $245,976        $910,437      $1,760,693        $930,913     $1,496,752
Net realized gain on investments
   and foreign currencies ............       28,828           19,293         116,016          47,064              --             --
Net change in unrealized appreciation/
   depreciation on investments and
   foreign currencies ................     (369,469)         (26,443)        (76,426)        237,399              --             --
                                        -----------     ------------    ------------    ------------    ------------   ------------
Net increase in net assets
   resulting from operations .........      158,358          238,826         950,027       2,045,156         930,913      1,496,752
                                        -----------     ------------    ------------    ------------    ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................     (246,632)              --        (910,437)     (1,761,161)       (930,913)    (1,496,752)
Net realized gain on investment
   transactions ......................      (22,836)              --              --              --              --             --
                                        -----------     ------------    ------------    ------------    ------------   ------------
                                           (269,468)              --        (910,437)     (1,761,161)       (930,913)    (1,496,752)
                                        -----------     ------------    ------------    ------------    ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ............   10,396,740        9,406,419       7,745,303       6,092,500      46,811,501     83,437,024
Net asset value of shares issued
   upon reinvestment of dividends
   from net investment income and
   net realized gain on investment
   transactions ......................      269,468               --         869,331       1,762,129         879,750      1,497,151
                                        -----------     ------------    ------------    ------------    ------------   ------------
                                         10,666,208        9,406,419       8,614,634       7,854,629      47,691,251     84,934,175
Cost of shares repurchased ...........   (2,940,381)      (1,039,058)     (5,387,912)     (6,729,405)    (32,522,600)   (80,701,553)
                                        -----------     ------------    ------------    ------------    ------------   ------------
Increase in net assets derived
   from capital share transactions ...    7,725,827        8,367,361       3,226,722       1,125,224      15,168,651      4,232,622
                                        -----------     ------------    ------------    ------------    ------------   ------------

NET INCREASE IN NET ASSETS ...........    7,614,717        8,606,187       3,266,312       1,409,219      15,168,651      4,232,622
                                        -----------     ------------    ------------    ------------    ------------   ------------

NET ASSETS:
Beginning of period ..................    8,606,187               --      29,176,832      27,767,613      30,711,176     26,478,554
                                        -----------     ------------    ------------    ------------    ------------   ------------
End of period ........................  $16,220,904       $8,606,187     $32,443,144     $29,176,832     $45,879,827    $30,711,176
                                        ===========     ============    ============    ============    ============   ============

-----------------------------------
* Date of commencement of operations.

                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                   TREND SERIES
                                                       ----------------------------------------------------------------------
                                                        SIX MONTHS                                                12/27/93(1)
                                                           ENDED               YEAR ENDED DECEMBER 31,                TO
                                                        6/30/98(3)      1997       1996       1995        1994     12/31/93
                                                       (UNAUDITED)
Net asset value, beginning of period .......              $17.380     $14.560    $14.020     $10.160     $10.200    $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ....................               0.006       0.019      0.050       0.098       0.079       none
   Net realized and unrealized
     gain (loss) on investments .............               1.866       3.031      1.380       3.852      (0.119)     0.200
                                                          -------     -------     ------     -------      ------     ------
   Total from investment operations .........               1.872       3.050      1.430       3.950      (0.040)     0.200
                                                          -------     -------     ------     -------      ------     ------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income .....              (0.020)     (0.050)    (0.090)     (0.090)       none       none
   Distributions from net realized gain
     on investment transactions .............              (0.342)     (0.180)    (0.800)       none        none       none
                                                          -------     -------     ------     -------      ------     ------
   Total dividends and distributions ........              (0.362)     (0.230)    (0.890)     (0.090)       none       none
                                                          -------     -------     ------     -------      ------     ------

Net asset value, end of period ..............             $18.890     $17.380    $14.560     $14.020     $10.160    $10.200
                                                          =======     =======    =======     =======     =======    =======

Total return ................................              10.98%      21.37%     11.00%      39.21%      (0.39%)     2.00%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) ..            $148,122    $118,276    $56,423     $20,510      $7,087       $204
   Ratio of expenses to average net assets ..               0.80%       0.80%      0.80%       0.80%       0.80%        (2)
   Ratio of expenses to average net
     assets prior to expense limitation .....               0.87%       0.88%      0.92%       0.96%       1.47%        (2)
   Ratio of net investment income to
     average net assets .....................               0.06%       0.16%      0.56%       1.03%       1.63%        (2)
   Ratio of net investment income to
     average net assets prior to
     expense limitation  ....................              (0.01%)      0.08%      0.44%       0.87%       0.96%        (2)
   Portfolio turnover .......................                145%        125%       112%         76%         59%        (2)
   Average commission rate paid(4) ..........             $0.0599     $0.0599    $0.0600         N/A         N/A        N/A

----------------------
(1)Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
(3)Ratios have been annualized and total return has not been annualized.
(4)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                    DELCAP SERIES
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                     YEAR ENDED DECEMBER 31,
                                                         6/30/98(1)     1997       1996       1995        1994       1993
                                                         (UNAUDITED)
Net asset value, beginning of period ...........          $17.270     $15.890    $15.130     $11.750     $12.240    $11.120

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(2) .............           (0.019)     (0.010)    (0.015)      0.072       0.069      0.056
   Net realized and unrealized
     gain (loss) on investments ................            1.944       2.260      2.030       3.378      (0.499)     1.214
                                                         --------    --------   --------    --------     -------   --------
   Total from investment operations ............            1.925       2.250      2.015       3.450      (0.430)     1.270
                                                         --------    --------   --------    --------     -------   --------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ........             none        none     (0.070)     (0.070)     (0.060)    (0.020)
   Distributions from net realized gain
     on investment transactions ................           (1.465)     (0.870)    (1.185)       none        none     (0.130)
                                                         --------    --------   --------    --------     -------   --------
   Total dividends and distributions ...........           (1.465)     (0.870)    (1.255)     (0.070)     (0.060)    (0.150)
                                                         --------    --------   --------    --------     -------   --------

Net asset value, end of period .................          $17.730     $17.270    $15.890     $15.130     $11.750    $12.240
                                                         ========    ========   ========    ========     =======   ========

Total return  ..................................           13.62%      14.90%     14.46%      29.53%      (3.54%)    11.56%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) .....         $123,021    $110,455    $79,900     $58,123     $39,344    $33,180
   Ratio of expenses to average net assets .....            0.82%       0.80%      0.80%       0.80%       0.80%      0.80%
   Ratio of expenses to average net
     assets prior to expense limitation ........            0.93%       0.87%      0.82%       0.85%       0.88%      1.00%
   Ratio of net investment income to
     average net assets ........................           (0.24%)     (0.06%)    (0.11%)      0.61%       0.64%      0.67%
   Ratio of net investment income to
     average net assets prior to expense
     limitation  ...............................           (0.35%)     (0.13%)    (0.13%)      0.56%       0.56%      0.47%
   Portfolio turnover ..........................             137%        134%        85%         73%         43%        57%
   Average commission rate paid(3) .............          $0.0600     $0.0600    $0.0600         N/A         N/A        N/A

------------------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Per share information for the period ended December 31, 1997 was based on the average shares outstanding method.
(3)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                SMALL CAP VALUE SERIES
                                                       ----------------------------------------------------------------------
                                                        SIX MONTHS                                                12/27/93(1)
                                                           ENDED                 YEAR ENDED DECEMBER 31,               TO
                                                         6/30/98(3)     1997       1996       1995        1994      12/31/93
                                                        (UNAUDITED)
Net asset value, beginning of period ...........          $17.920     $14.500    $12.470     $10.290     $10.210    $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .......................            0.114       0.122      0.112       0.192       0.148       none
   Net realized and unrealized
     gain (loss) on investments ................            0.016       4.338      2.548       2.208      (0.068)     0.210
                                                         --------    --------   --------    --------     -------   --------
   Total from investment operations ............            0.130       4.460      2.660       2.400       0.080      0.210
                                                         --------    --------   --------    --------     -------   --------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ........           (0.135)     (0.110)    (0.180)     (0.150)       none       none
   Distributions from net realized gain
     on investment transactions  ...............           (0.495)     (0.930)    (0.450)     (0.070)       none       none
                                                         --------    --------   --------    --------     -------   --------
   Total dividends and distributions ...........           (0.630)     (1.040)    (0.630)     (0.220)       none       none
                                                         --------    --------   --------    --------     -------   --------

Net asset value, end of period  ................          $17.420     $17.920    $14.500     $12.470     $10.290    $10.210
                                                         ========    ========   ========    ========     =======   ========

Total return ...................................            0.82%      32.91%     22.55%      23.85%       0.78%      2.10%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) .....         $101,983     $84,071    $23,683     $11,929      $6,291       $210
   Ratio of expenses to average net assets .....            0.82%       0.80%      0.80%       0.80%       0.80%         (2)
   Ratio of expenses to average net assets
     prior to expense limitation  ..............            0.87%       0.90%      0.99%       0.96%       1.41%         (2)
   Ratio of net investment income to average
     net assets ................................            1.42%       1.24%      1.28%       2.13%       2.62%         (2)
   Ratio of net investment income to average
     net assets prior to expense limitation ....            1.37%       1.14%      1.09%       1.97%       2.01%         (2)
   Portfolio turnover ..........................              41%         41%        84%         71%         26%         (2)
   Average commission rate paid(4) .............          $0.0600     $0.0600    $0.0600         N/A         N/A        N/A

---------------------
(1)Date of initial public offering; total return has not been annualized.
(2)The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
(3)Ratios have been annualized and total return has not been annualized.
(4)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                       SOCIAL AWARENESS SERIES       DEVON SERIES
                                                       ------------------------  ---------------------
                                                        SIX MONTHS    5/1/97(1)  SIX MONTHS  5/1/97(1)
                                                           ENDED          TO       ENDED         TO
                                                         6/30/98(2)   12/31/97   6/30/98(2)  12/31/97
                                                        (UNAUDITED)             (UNAUDITED)
Net asset value, beginning of period ............         $12.840     $10.000    $12.730     $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income  .......................           0.048       0.051      0.271       0.080
   Net realized and unrealized
     gain on investments ........................           1.817       2.789      1.204       2.650
                                                         --------    --------   --------    --------
   Total from investment operations .............           1.865       2.840      1.475       2.730
                                                         --------    --------   --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income .........          (0.050)       none     (0.080)       none
   Distributions from net realized gain
     on investment transactions .................          (0.185)       none     (0.205)       none
                                                         --------    --------   --------    --------
   Total dividends and distributions ............          (0.235)       none     (0.285)       none
                                                         --------    --------   --------    --------

Net asset value, end of period  .................         $14.470     $12.840    $13.920     $12.730
                                                         ========    ========   ========    ========

Total return  ...................................          14.82%      28.40%     11.83%      27.30%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) ......         $15,326      $7,800    $36,717     $16,653
   Ratio of expenses to average net assets ......           0.82%       0.80%      0.68%       0.80%
   Ratio of expenses to average net
     assets prior to expense limitation .........           0.93%       1.40%      0.68%       0.91%
   Ratio of net investment income to
     average net assets .........................           0.91%       1.13%      1.42%       2.01%
   Ratio of net investment income to
     average net assets prior to expense
     limitation .................................           0.80%       0.53%      1.42%       1.90%
   Portfolio turnover ...........................             24%         52%        43%         80%
   Average commission rate paid(3) ..............         $0.0396     $0.0334    $0.0600     $0.0568

-----------------------
(1)Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)Ratios have been annualized and total return has not been annualized.
(3)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                DECATUR TOTAL RETURN SERIES
                                                        -------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                     YEAR ENDED DECEMBER 31,
                                                         6/30/98(1)     1997        1996       1995        1994       1993
                                                        (UNAUDITED)
Net asset value, beginning of period ..............       $18.800     $15.980    $14.830     $11.480     $12.510    $11.220

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ..........................         0.169       0.324      0.377       0.416       0.412      0.434
   Net realized and unrealized
     gain (loss) on investments ...................         1.548       4.216      2.398       3.574      (0.422)     1.266
                                                         --------    --------   --------    --------    --------    -------
   Total from investment operations ...............         1.717       4.540      2.775       3.990      (0.010)     1.700
                                                         --------    --------   --------    --------    --------    -------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ...........        (0.127)     (0.370)    (0.420)     (0.430)     (0.420)    (0.410)
   Distributions from net realized gain
     on investment transactions  ..................        (1.050)     (1.350)    (1.205)     (0.210)     (0.600)      none
                                                         --------    --------   --------    --------    --------    -------
   Total dividends and distributions ..............        (1.177)     (1.720)    (1.625)     (0.640)     (1.020)    (0.410)
                                                         --------    --------   --------    --------    --------    -------

Net asset value, end of period  ...................       $19.340     $18.800    $15.980     $14.830     $11.480    $12.510
                                                         ========    ========   ========    ========    ========    =======

Total return  .....................................         9.71%      31.00%     20.72%      36.12%      (0.20%)    15.45%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) ........      $535,790    $401,402   $166,647    $109,003     $72,725    $65,519
   Ratio of expenses to average net assets ........         0.71%       0.71%      0.67%       0.69%       0.71%      0.75%
   Ratio of expenses to average net
     assets prior to expense limitation ...........         0.71%       0.71%      0.67%       0.69%       0.71%      0.76%
   Ratio of net investment income to
     average net assets  ..........................         1.90%       2.02%      2.66%       3.24%       3.63%      3.95%
   Ratio of net investment income to
     average net assets prior to expense
     limitation  ..................................         1.90%       2.02%      2.66%       3.24%       3.63%      3.94%
   Portfolio turnover .............................           70%         54%        81%         85%         91%        67%
   Average commission rate paid(2) ................       $0.0600     $0.0600    $0.0600         N/A         N/A        N/A

---------------------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                        REIT SERIES
                                                       ------------
                                                         5/1/98(1)
                                                         TO 6/30/98
                                                        (UNAUDITED)
Net asset value, beginning of period .............        $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .........................          0.092
   Net realized and unrealized
     loss on investments .........................         (0.242)
                                                          -------
   Total from investment operations ..............         (0.150)
                                                          -------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ..........           none
   Distributions from net realized gain
     on investment transactions ..................           none
                                                          -------
   Total dividends and distributions .............           none
                                                          -------

Net asset value, end of period ...................         $9.850
                                                          =======

Total return  ....................................         (1.50%)

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) .......         $2,474
   Ratio of expenses to average net assets .......          0.83%
   Ratio of expenses to average net
     assets prior to expense limitation ..........          1.03%
   Ratio of net investment income to
     average net assets ..........................          6.94%
   Ratio of net investment income to
     average net assets prior to expense
     limitation ..................................          6.74%
   Portfolio turnover ............................             2%
   Average commission rate paid(2) ...............        $0.0423

(1)Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                     DELAWARE SERIES
                                                       SIX MONTHS
                                                          ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/98(1)      1997       1996       1995        1994        1993
                                                       (UNAUDITED)
Net asset value, beginning of period                      $19.050     $16.640    $15.500     $12.680     $13.330    $13.550

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ........................           0.179       0.435      0.530       0.509       0.437      0.328
   Net realized and unrealized
     gain (loss) on investments .................           1.381       3.575      1.765       2.761      (0.447)     0.692
                                                        ---------    --------    -------     -------    --------    -------
   Total from investment operations .............           1.560       4.010      2.295       3.270      (0.010)     1.020
                                                        ---------    --------    -------     -------    --------    -------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income .........          (0.340)     (0.530)    (0.500)     (0.450)     (0.340)    (0.460)
   Distributions from net realized gain
     on investment transactions .................          (1.600)     (1.070)    (0.655)       none      (0.300)    (0.780)
                                                        ---------    --------    -------     -------    --------    -------
   Total dividends and distributions ............          (1.940)     (1.600)    (1.155)     (0.450)     (0.640)    (1.240)
                                                        ---------    --------    -------     -------    --------    -------

Net asset value, end of period ..................         $18.670     $19.050    $16.640     $15.500     $12.680    $13.330
                                                        =========    ========    =======     =======    ========    =======

Total return ....................................           9.04%      26.40%     15.91%      26.58%      (0.15%)     8.18%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) ......        $165,635    $127,675    $75,402     $63,215     $47,731    $37,235
   Ratio of expenses to average net assets ......           0.72%       0.67%      0.68%       0.69%       0.70%      0.80%
   Ratio of expenses to average net
     assets prior to expense limitation .........           0.72%       0.67%      0.68%       0.69%       0.70%      0.89%
   Ratio of net investment income to
     average net assets .........................           2.32%       2.85%      3.56%       3.75%       3.71%      3.33%
   Ratio of net investment income to
    average net assets prior to expense
    limitation  .................................           2.32%       2.85%      3.56%       3.75%       3.71%      3.24%
   Portfolio turnover ...........................            127%         67%        92%        106%        140%       162%
   Average commission rate paid(2) ..............         $0.0600     $0.0600    $0.0600         N/A         N/A        N/A

--------------------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                   CONVERTIBLE SECURITIES SERIES
                                                   -----------------------------
                                                       SIX MONTHS   5/1/97(1)
                                                         ENDED         TO
                                                       6/30/98(2)   12/31/97
                                                      (UNAUDITED)
Net asset value, beginning of period ...........        $11.660     $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income  ......................          0.141       0.318
   Net realized and unrealized
     gain on investments .......................          0.114       1.342
                                                        -------     -------
   Total from investment operations ............          0.255       1.660
                                                        -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ........         (0.305)       none
   Distributions from net realized gain
     on investment transactions ................         (0.070)       none
                                                        -------     -------
   Total dividends and distributions ...........         (0.375)       none
                                                        -------     -------

Net asset value, end of period  ................        $11.540     $11.660
                                                        =======     =======

Total return ...................................          2.28%      16.60%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) .....         $7,199      $3,921
   Ratio of expenses to average net assets .....          0.82%       0.80%
   Ratio of expenses to average net
     assets prior to expense limitation ........          0.82%       2.30%
   Ratio of net investment income to
     average net assets  .......................          3.80%       5.68%
   Ratio of net investment income to
     average net assets prior to expense
     limitation ................................          3.80%       4.18%
   Portfolio turnover ..........................           104%        209%
   Average commission rate paid(3) .............        $0.0589     $0.0597

-----------------------------
(1)Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)Ratios have been annualized and total return has not been annualized.
(3)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                        EMERGING MARKETS SERIES
                                                        -----------------------
                                                         SIX MONTHS   5/1/97(1)
                                                            ENDED        TO
                                                          6/30/98(3)  12/31/97
                                                         (UNAUDITED)
Net asset value, beginning of period .............         $8.880     $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2) ......................          0.088       0.060
   Net realized and unrealized
     loss on investments .........................         (1.518)     (1.180)
                                                          -------     -------
   Total from investment operations ..............         (1.430)     (1.120)
                                                          -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ..........         (0.030)       none
   Distributions from net realized gain
     on investment transactions ..................         (0.220)       none
                                                          -------     -------
   Total dividends and distributions .............         (0.250)       none
                                                          -------     -------

Net asset value, end of period  ..................         $7.200      $8.880
                                                          =======     =======

Total return .....................................        (16.33%)    (11.20%)

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) .......         $5,703      $5,776
   Ratio of expenses to average net assets .......          1.50%       1.50%
   Ratio of expenses to average net
     assets prior to expense limitation ..........          1.83%       2.45%
   Ratio of net investment income to
     average net assets ..........................          2.04%       0.89%
   Ratio of net investment income to
     average net assets prior to expense
     limitation ..................................          1.71%      (0.06%)
   Portfolio turnover ............................            26%         48%
   Average commission rate paid(4) ...............        $0.0074     $0.0036

-------------------------
(1)Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)Per share information for the periods ended June 30, 1998 and December 31, 1997 was based on the average shares outstanding method.
(3)Ratios have been annualized and total return has not been annualized.
(4)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         INTERNATIONAL EQUITY SERIES
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                 YEAR ENDED DECEMBER 31,
                                                         6/30/98(1)    1997        1996       1995        1994        1993
                                                        (Unaudited)
Net asset value, beginning of period ..............       $15.520     $15.110    $13.120     $11.840     $11.620    $10.030

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2) .......................         0.199       0.359      0.557       0.419       0.220      0.052
   Net realized and unrealized gain
     on investments and foreign currencies ........         1.666       0.596      1.966       1.191       0.080      1.548
                                                         --------    --------   --------     -------     -------    -------
   Total from investment operations ...............         1.865       0.955      2.523       1.610       0.300      1.600
                                                         --------    --------   --------     -------     -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ...........        (0.565)     (0.545)    (0.420)     (0.240)     (0.070)    (0.010)
   Distributions from net realized gain
     on investment transactions ...................          none        none     (0.113)     (0.090)     (0.010)      none
                                                         --------    --------   --------     -------     -------    -------
   Total dividends and distributions ..............        (0.565)     (0.545)    (0.533)     (0.330)     (0.080)    (0.010)
                                                         --------    --------   --------     -------     -------    -------
Net asset value, end of period ....................       $16.820     $15.520    $15.110     $13.120     $11.840    $11.620
                                                         ========    ========   ========     =======     =======    =======
Total return ......................................        12.41%       6.60%     20.03%      13.98%       2.57%     15.97%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) ........      $236,919    $198,863   $131,428     $81,548     $57,649    $16,664
   Ratio of expenses to average net assets ........         0.86%       0.85%      0.80%       0.80%       0.80%      0.80%
   Ratio of expenses to average net
     assets prior to expense limitation ...........         0.89%       0.90%      0.91%       0.89%       1.01%      1.85%
   Ratio of net investment income to
     average net assets ...........................         2.69%       2.28%      4.71%       3.69%       2.63%      1.85%
   Ratio of net investment income to average
     net assets prior to expense limitation .......         2.66%       2.23%      4.60%       3.60%       2.42%      0.80%
   Portfolio turnover .............................            4%          7%         8%         19%         13%         9%
   Average commission rate paid(3) ................       $0.0175     $0.0150    $0.0100         N/A         N/A        N/A


----------
(1)Ratios have been annualized and total return has not been annualized.
(2)Per share information for the periods ended June 30, 1998 and December 31, 1997 was based on the average shares outstanding method.
(3)Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              GLOBAL BOND SERIES
                                                        ---------------------------------
                                                        SIX MONTHS     YEAR     5/2/96(1)
                                                          ENDED       ENDED        TO
                                                        6/30/98(3)   12/31/97   12/31/96
                                                        (UNAUDITED)
Net asset value, beginning of period                      $10.500     $10.960    $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (2) .......................        0.300       0.636      0.339
   Net realized and unrealized gain (loss)
     on investments and foreign currencies .........       (0.210)     (0.551)     0.831
                                                          -------     -------    -------
   Total from investment operations ................        0.090       0.085      1.170
                                                          -------     -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ............       (0.420)     (0.460)    (0.210)
   Distributions from net realized gain
     on investment transactions ....................       (0.010)     (0.085)      none
                                                          -------     -------    -------
   Total dividends and distributions ...............       (0.430)     (0.545)    (0.210)
                                                          -------     -------    -------
Net asset value, end of period .....................      $10.160     $10.500    $10.960
                                                          =======     =======    =======
Total return .......................................        0.84%       0.88%     11.79%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) .........      $18,355     $16,876     $9,471
   Ratio of expenses to average net assets .........        0.82%       0.80%      0.80%
   Ratio of expenses to average net
     assets prior to expense limitation ............        1.00%       1.08%      1.19%
   Ratio of net investment income to
     average net assets ............................        5.83%       6.03%      6.51%
   Ratio of net investment income to average
     net assets prior to expense limitation.........         5.65%       5.75%      6.12%
   Portfolio turnover ..............................          89%         97%        56%


----------
(1)Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)Per share information for the periods ended June 30, 1998 and December 31, 1997 was based on the average shares outstanding method.
(3)Ratios have been annualized and total return has not been annualized.

                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                   DELCHESTER SERIES
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                                  YEAR ENDED DECEMBER 31,
                                                         6/30/98(1)      1997        1996       1995        1994      1993
                                                        (UNAUDITED)
Net asset value, beginning of period ..............        $9.510      $9.170     $8.940      $8.540      $9.770     $9.290

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ..........................         0.446       0.863      0.853       0.872       0.962      0.976
   Net realized and unrealized
     gain (loss) on investments ...................         0.020       0.332      0.230       0.400      (1.230)     0.480
                                                           ------      ------     ------      ------      ------     ------
   Total from investment operations ...............         0.466       1.195      1.083       1.272      (0.268)     1.456
                                                           ------      ------     ------      ------      ------     ------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ...........        (0.443)     (0.855)    (0.853)     (0.872)     (0.962)    (0.976)
   Distributions from net realized gain
     on investment transactions ...................        (0.003)       none       none        none        none       none
                                                           ------      ------     ------      ------      ------     ------
   Total dividends and distributions ..............        (0.446)     (0.855)    (0.853)     (0.872)     (0.962)    (0.976)
                                                           ------      ------     ------      ------      ------     ------
Net asset value, end of period ....................        $9.530      $9.510     $9.170      $8.940      $8.540     $9.770
                                                           ======      ======     ------      ======      ======     ======
Total return ......................................         4.93%      13.63%     12.79%      15.50%      (2.87%)    16.36%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) ........      $123,318     $98,875    $67,665     $56,605     $43,686    $34,915
   Ratio of expenses to average net assets ........         0.70%       0.70%      0.70%       0.69%       0.72%      0.80%
   Ratio of expenses to average net
     assets prior to expense limitation ...........         0.70%       0.70%      0.70%       0.69%       0.72%      0.82%
   Ratio of net investment income to
     average net assets ...........................         9.36%       9.24%      9.54%       9.87%      10.56%     10.05%
   Ratio of net investment income to average
     net assets prior to expense limitation .......         9.36%       9.24%      9.54%       9.87%      10.56%     10.03%
   Portfolio turnover .............................          112%        121%        93%         74%         47%        43%


-----------
(1)Ratios have been annualized and total return has not been annualized.


                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                        STRATEGIC INCOME SERIES
                                                       -------------------------
                                                        SIX MONTHS   5/1/97(1)
                                                          ENDED         TO
                                                        6/30/98(2)   12/31/97
                                                       (UNAUDITED)

Net asset value, beginning of period                      $10.620     $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ..........................         0.396       0.523
   Net realized and unrealized gain (loss)
     on investments and foreign currencies ........        (0.191)      0.097
                                                          -------     -------
   Total from investment operations ...............         0.205       0.620
                                                          -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ...........        (0.270)       none
   Distributions from net realized gain
     on investment transactions ...................        (0.025)       none
                                                          -------     -------
   Total dividends and distributions ..............        (0.295)       none
                                                          -------     -------
Net asset value, end of period ....................       $10.530     $10.620
                                                          =======     =======
Total return ......................................         1.95%       6.20%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) ........       $16,221      $8,606
   Ratio of expenses to average net assets ........         0.80%       0.80%
   Ratio of expenses to average net
     assets prior to expense limitation ...........         0.82%       1.23%
   Ratio of net investment income to
     average net assets ...........................         7.54%       7.44%
   Ratio of net investment income to average
     net assets prior to expense limitation .......         7.52%       7.01%
   Portfolio turnover .............................          185%         70%
----------
(1)Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)Ratios have been annualized and total return has not been annualized.

                            See accompanying notes
70

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            CAPITAL RESERVES SERIES
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                   YEAR ENDED DECEMBER 31,
                                                         6/30/98(1)    1997        1996       1995        1994        1993
                                                         (UNAUDITED)
Net asset value, beginning of period .................     $9.790      $9.690     $9.930      $9.300     $10.260    $10.200

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .............................      0.286       0.613      0.623       0.643       0.636      0.636
   Net realized and unrealized
     gain (loss) on investments ......................      0.020       0.100     (0.240)      0.630      (0.905)     0.145
                                                           ------      ------     ------      ------      ------     ------
   Total from investment operations ..................      0.306       0.713      0.383       1.273      (0.269)     0.781
                                                           ------      ------     ------      ------      ------     ------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ..............     (0.286)     (0.613)    (0.623)     (0.643)     (0.636)    (0.636)
   Distributions from net realized gain
     on investment transactions ......................       none        none       none        none      (0.055)    (0.085)
                                                           ------      ------     ------      ------      ------     ------
   Total dividends and distributions .................     (0.286)     (0.613)    (0.623)     (0.643)     (0.691)    (0.721)
                                                           ------      ------     ------      ------      ------     ------
Net asset value, end of period .......................     $9.810      $9.790     $9.690      $9.930      $9.300    $10.260
                                                           ======      ======     ======      ======      ======    =======
Total return .........................................      3.17%       7.60%      4.05%      14.08%      (2.68%)     7.85%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) ...........    $32,443     $29,177    $27,768     $27,935     $25,975    $24,173
   Ratio of expenses to average net assets ...........      0.79%       0.75%      0.72%       0.71%       0.74%      0.80%
   Ratio of expenses to average net
     assets prior to expense limitation ..............      0.79%       0.75%      0.72%       0.71%       0.74%      0.85%
   Ratio of net investment income to
     average net assets ..............................      5.88%       6.31%      6.43%       6.64%       6.57%      6.20%
   Ratio of net investment income to average
     net assets prior to expense limitation ..........      5.88%       6.31%      6.43%       6.64%       6.57%      6.15%
   Portfolio turnover ................................       162%        120%       122%        145%        219%       198%


------------
(1)Ratios have been annualized and total return has not been annualized.


                            See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                CASH RESERVE SERIES
                                                        -------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED               YEAR ENDED DECEMBER 31,
                                                        6/30/98(1)      1997      1996        1995        1994       1993
                                                        (UNAUDITED)
Net asset value, beginning of period ...............      $10.000     $10.000    $10.000     $10.000     $10.000    $10.000

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ...........................        0.250       0.497      0.482       0.535       0.361      0.245
   Net realized and unrealized
     gain (loss) on investments ....................         none        none       none        none        none       none
                                                          -------     -------    -------     -------     -------    -------
   Total from investment operations ................        0.250       0.497      0.482       0.535       0.361      0.245
                                                          -------     -------    -------     -------     -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ............       (0.250)     (0.497)    (0.482)     (0.535)     (0.361)    (0.245)
   Distributions from net realized gain
     on investment transactions ....................         none        none       none        none        none       none
                                                          -------     -------    -------     -------     -------    -------
   Total dividends and distributions ...............       (0.250)     (0.497)    (0.482)     (0.535)     (0.361)    (0.245)
                                                          -------     -------    -------     -------     -------    -------
Net asset value, end of period .....................      $10.000     $10.000    $10.000     $10.000     $10.000    $10.000
                                                          =======     =======    =======     =======     =======    =======
Total return .......................................        2.52%       5.10%      4.93%       5.48%       3.68%      2.48%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted) .........      $45,880     $30,711    $26,479     $16,338     $20,125    $10,245
   Ratio of expenses to average net assets .........        0.61%       0.64%      0.61%       0.62%       0.66%      0.80%
   Ratio of expenses to average net
     assets prior to expense limitation ............        0.61%       0.64%      0.61%       0.62%       0.66%      0.86%
   Ratio of net investment income to
     average net assets ............................        5.03%       4.98%      4.82%       5.35%       3.79%      2.44%
   Ratio of net investment income to average
     net assets prior to expense limitation ........        5.03%       4.98%      4.82%       5.35%       3.79%      2.38%


-------------
(1)Ratios have been annualized and total return has not been annualized.


                            See accompanying notes

DELAWARE GROUP PREMIUM FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)

Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 16 series: the Trend Series, the DelCap Series, the Small Cap Value Series (formerly the Value Series), the Social Awareness Series (formerly the Quantum Series), the Devon Series, the Decatur Total Return Series, the REIT Series, the Delaware Series, the Convertible Securities Series, the Emerging Markets Series, the International Equity Series, the Global Bond Series, the Delchester Series, the Strategic Income Series, the Capital Reserves Series, and the Cash Reserve Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series:

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--Each series intends to qualify or continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements--Each Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Series do isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series are aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Delchester Series, the Strategic Income Series, the Capital Reserves Series and the Cash Reserves Series declare dividends daily from net investment income and pay such dividends monthly. Distributions from net realized gain on investment transactions, if any, normally will be distributed following the close of the fiscal year.

The Devon Series, the Decatur Total Return Series, the Delaware Series, the Convertible Securities Series and the Global Bond Series will make payments from the Series' net investment income quarterly and distributions from net realized gain on investment transactions, if any, following the close of the fiscal year.

The Trend Series, the DelCap Series, the Small Cap Value Series, the Social Awareness Series, the REIT Series, the International Equity Series and the Emerging Markets Series will make payments from net income and net realized gain on investment transactions, if any, once a year.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of each Series' average daily net assets.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, each Series pays Delaware Management Company ("DMC") the investment manager of each Series except the Emerging Markets Series, the International Equity Series, and the Global Bond Series, and Delaware International Advisers Ltd. ("DIAL"), the investment manager of the Emerging Markets Series, the International Equity Series, and the Global Bond Series, an annual fee which is calculated daily based on the net assets of each Series, less the fees paid to the unaffiliated directors for the DelCap Series, the Decatur Total Return Series, the Delaware Series, the International Equity Series, the Delchester Series, the Capital Reserves Series, and the Cash Reserve Series. The management fee for the Trend Series, the Small Cap Value Series, the Social Awareness Series, the Devon Series, the REIT Series, the Convertible Securities Series, the Emerging Markets Series, the Global Bond Series, and the Strategic Income Series are calculated daily on the net assets of each Series without consideration of amounts paid to unaffiliated directors.

Lincoln Investment Manager, Inc., an affiliate of DMC, receives 30% of the advisory fee paid to DMC for acting as a sub-advisor to the REIT Series. Vantage Global Advisors, Inc. ("Vantage") receives a fee equal to 0.25% of average daily net assets up to $20 million, 0.35% of average daily net assets between $20 million and $50 million, and 0.40% of average daily net assets over $50 million of the Social Awareness Series for acting as a sub-advisor to this Series.

DMC and DIAL have elected to waive their fees and reimburse each Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed the following percentages of net assets through October 31, 1998.

The management fee rates, waiver rates and total expenses absorbed by DMC and DIAL for the period ended June 30, 1998 are as follows:

                                                     MANAGEMENT FEE         WAIVER AS
                                                     AS A PERCENTAGE       A PERCENTAGE      EXPENSES
                                                     OF AVERAGE DAILY    OF AVERAGE DAILY    ABSORBED
                                                        NET ASSETS          NET ASSETS        BY DMC
                                                       (PER ANNUM)          (PER ANNUM)       OR DIAL
                                                     ----------------    ----------------    --------
Trend Series ................................               0.75%             0.85%**         $46,127
DelCap Series ...............................               0.75%             0.85%**          62,791
Small Cap Value Series ......................               0.75%             0.85%**          24,655
Social Awareness Series .....................               0.75%             0.85%**           6,898
Devon Series ................................               0.60%             0.80%                --
Decatur Total Return Series .................               0.60%             0.80%                --
REIT Series .................................               0.75%*            0.85%               684
Delaware Series .............................               0.60%             0.80%                --
Convertible Securities Series ...............               0.75%             0.85%**              43
Emerging Markets Series .....................               1.25%             1.50%            10,035
International Equity Series .................               0.75%             0.95%            28,730
Global Bond Series ..........................               0.75%             0.85%**          15,983
Delchester Series ...........................               0.60%             0.80%                --
Strategic Income Series .....................               0.65%             0.80%             1,451
Capital Reserves Series .....................               0.60%             0.80%                --
Cash Reserve Series .........................               0.50%             0.80%                --
-------------
 *Assets up to $500 million: 0.75% of average daily net assets
  Assets over $500 million - $1,000 million: 0.70% of average daily net assets
  Assets over $1,000 million - $2,500 million: 0.65% of average daily net assets
  Assets over $2,500 million: 0.60% of average daily net assets
**Prior to May 1, 1998 the expense limitation was 0.80%.

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to serve as dividend disbursing agent, transfer agent and accounting services agent for each Series.

The amounts expensed for each Series were as follows:

                                                  Dividend disbursing,
                                                  transfer agent fees   Accounting
                                                  and other expenses       fees
                                                  -------------------   ----------
Trend Series ..................................        $2,225             $25,920
DelCap Series .................................         6,300              16,932
Small Cap Value Series ........................         1,150              18,667
Social Awareness Series .......................           348               2,352
Devon Series ..................................           901               5,026
Decatur Total Return Series ...................         4,000              94,466
REIT Series ...................................            10                 130
Delaware Series ...............................         3,056              31,672
Convertible Securities Series .................            26               1,034
Emerging Markets Series .......................           300               1,200
International Equity Series ...................         3,553              47,027
Global Bond Series ............................           320               3,531
Delchester Series .............................         2,066              22,157
Strategic Income Series .......................           300               2,621
Capital Reserves Series .......................         2,083               6,153
Cash Reserve Series ...........................           720               7,341

On June 30, 1998, the Series had payables to affiliates as follows:

                                                                                                      OTHER
                                                       INVESTMENT        DIVIDEND DISBURSING,        EXPENSES
                                                        MANAGEMENT       TRANSFER AGENT FEES,        PAYABLE
                                                      FEE PAYABLE TO  ACCOUNTING FEES, AND OTHER      TO DMC
                                                        DMC OR DIAL    EXPENSES PAYABLE TO DSC    AND AFFILIATES
                                                      --------------  --------------------------  --------------
Trend Series ....................................        $387,761                $4,990               $2,367
DelCap Series ...................................         310,176                 4,869                2,153
Small Cap Value Series ..........................         283,345                 3,872                1,800
Social Awareness Series .........................          41,667                 5,461                3,022
Devon Series ....................................          92,600                 1,371                  450
Decatur Total Return Series .....................         162,687                18,940                8,447
REIT Series .....................................           1,821                    85                   16
Delaware Series .................................          70,603                 5,459                2,665
Convertible Securities Series ...................           5,560                 2,274                2,828
Emerging Markets Series .........................          10,068                   767                  592
International Equity Series .....................         680,203                 7,500                4,043
Global Bond Series ..............................          44,082                   748                  337
Delchester Series ...............................          45,924                 4,034                2,061
Strategic Income Series .........................          40,718                 4,929                3,458
Capital Reserves Series .........................          16,199                   893                  589
Cash Reserve Series .............................          18,796                 1,494                  787

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. INVESTMENTS
During the period ended June 30, 1998, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Series as follows:
                                                Purchases          Sales
                                                ---------          -----
Trend Series ............................     $105,021,010      $86,075,182
DelCap Series ...........................       72,316,424       76,482,792
Small Cap Value Series ..................       40,469,121       17,834,021
Social Awareness Series .................        6,648,872        1,306,504
Devon Series ............................       21,576,116        4,962,216
Decatur Total Return Series .............      254,854,815      161,768,361
REIT Series .............................        2,343,088            8,200
Delaware Series .........................       66,832,022       44,759,696
Convertible Securities Series ...........        5,689,240        2,500,718
Emerging Markets Series .................        2,016,720          691,739
International Equity Series .............       20,322,373        4,302,626
Global Bond Series ......................        8,235,679        4,648,933
Delchester Series .......................       87,594,950       59,525,635
Strategic Income Series .................       14,155,841        5,069,751
Capital Reserves Series .................       13,817,261       12,055,177

During the period ended June 30, 1998 the Series made purchases and sales of U.S. government securities for each Series as follows:

                                                  Purchases          Sales
                                                  ---------          -----
Delaware Series ..........................      $47,615,070       $43,985,269
Global Bond Series .......................        1,392,985         2,776,859
Strategic Income Series ..................        5,360,501         5,366,098
Capital Reserves Series ..................       14,596,459        12,151,613

At June 30, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Series were as follows:

                                                                   AGGREGATE      AGGREGATE      NET UNREALIZED
                                                   COST OF         UNREALIZED     UNREALIZED      APPRECIATION
                                                 INVESTMENTS     APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                                 -----------     ------------     ------------   --------------
Trend Series ................................   $128,699,342      $27,202,026     ($1,988,456)     $25,213,570
DelCap Series ...............................     97,555,822       28,382,752      (2,203,555)      26,179,197
Small Cap Value Series ......................     91,512,761       15,540,182      (2,845,652)      12,694,530
Social Awareness Series .....................     13,210,968        2,292,972        (224,098)       2,068,874
Devon Series ................................     34,195,526        3,291,383        (499,423)       2,791,960
Decatur Total Return Series .................    466,343,728       78,205,354      (9,563,221)      68,642,133
REIT Series .................................      2,502,387           18,828         (62,220)         (43,392)
Delaware Series .............................    141,230,371       25,951,288      (1,133,200)      24,818,088
Convertible Securities Series ...............      7,396,822          336,520        (274,413)          62,107
Emerging Markets Series .....................      7,997,086          130,394      (2,409,608)      (2,279,214)
International Equity Series .................    192,355,258       61,361,032     (17,526,075)      43,834,957
Global Bond Series ..........................     18,547,139          204,225        (798,122)        (593,897)
Delchester Series ...........................    121,686,875        3,057,461      (2,172,031)         885,430
Strategic Income Series .....................     16,759,225          141,443        (532,310)        (390,867)
Capital Reserves Series .....................     32,255,988          421,965         (46,290)         375,675
Cash Reserve Series .........................     45,775,307               --              --               --

For federal income tax purposes, the Fund had accumulated capital losses at December 31, 1997 for each Series as follows:

                                           YEAR OF      YEAR OF        YEAR OF
                                          EXPIRATION   EXPIRATION     EXPIRATION
                                             2002         2004           2005
                                          ----------   ----------     ----------
International Equity Series ..........                  $522,833       $971,541
Capital Reserves Series ..............    $1,281,450     292,208

4. CAPITAL STOCK
Transactions in capital stock shares were as follows:

                                                                  Shares issued upon
                                                              reinvestment of dividends
                                                                 from net investment
                                                                    income and net
                                                                   realized gains on           Shares                  Net
                                                  Shares sold    investment transactions     repurchased            increase
                                                  -----------    -----------------------     -----------            --------
Period ended June 30, 1998*:
Trend Series ................................      3,048,709               147,114           (2,159,380)            1,036,443
DelCap Series ...............................        462,443               657,513             (578,160)              541,796
Small Cap Value Series ......................      1,279,881               175,656             (292,592)            1,162,945
Social Awareness Series .....................        608,016                12,698             (168,696)              452,018
Devon Series ................................      1,505,074                31,229             (206,869)            1,329,434
Decatur Total Return Series .................      5,669,424             1,479,672             (797,039)            6,352,057
REIT Series .................................        251,254                    --                  (15)              251,239
Delaware Series .............................      1,490,366               806,301             (125,064)            2,171,603
Convertible Securities Series ...............        297,312                12,084              (21,800)              287,596
Emerging Markets Series .....................        198,615                20,252              (76,794)              142,073
International Equity Series .................      1,575,397               474,168             (780,259)            1,269,306
Global Bond Series ..........................        301,243                70,279             (171,607)              199,915
Delchester Series ...........................      2,576,607               510,804             (543,861)            2,543,550
Strategic Income Series .....................        982,139                25,762             (277,611)              730,290
Capital Reserves Series .....................        789,410                88,687             (549,784)              328,313
Cash Reserve Series .........................      4,681,150                87,975           (3,252,260)            1,516,865

                                                                      SHARES ISSUED UPON
                                                                   REINVESTMENT OF DIVIDENDS
                                                                      FROM NET INVESTMENT
                                                                        INCOME AND NET
                                                                      REALIZED GAINS ON          SHARES                 NET
                                                   SHARES SOLD     INVESTMENT TRANSACTIONS    REPURCHASED             INCREASE
                                                   -----------     -----------------------    -----------             --------
Period ended December 31, 1997**:
Trend Series .................................      3,548,538                63,254             (682,630)            2,929,162
DelCap Series ................................      1,806,689               296,551             (737,831)            1,365,409
Small Cap Value Series .......................      3,108,967               135,708             (185,778)            3,058,897
Social Awareness Series ......................        695,631                    --              (88,286)              607,345
Devon Series .................................      1,418,088                    --             (109,849)            1,308,239
Decatur Total Return Series ..................     10,893,570             1,321,652           (1,289,152)           10,926,070
Delaware Series ..............................      2,134,206               483,216             (447,850)            2,169,572
Convertible Securities Series ................        344,954                    --               (8,699)              336,255
Emerging Markets Series ......................        727,021                    --              (76,644)              650,377
International Equity Series ..................      4,451,284               342,396             (674,626)            4,119,054
Global Bond Series ...........................      1,188,335                65,554             (510,926)              742,963
Delchester Series ............................      3,508,373               793,870           (1,287,419)            3,014,824
Strategic Income Series ......................        909,478                    --              (98,942)              810,536
Capital Reserves Series ......................        627,274               181,652             (694,053)              114,873
Cash Reserve Series ..........................      8,343,717               149,715           (8,070,169)              423,263


--------------
 *The REIT Series commenced operations on 5/1/98.
**The Social Awareness Series, the Devon Series, the Convertible Securities
  Series, the Emerging Markets Series, and the Strategic Income Series commenced operations on 5/1/97.

5. FOREIGN EXCHANGE CONTRACTS
A Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Series may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

6. CREDIT AND MARKET RISK
Some countries in which the Emerging Markets Series, the International Equity Series and the Global Bond Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Series.

The Delchester Series, Strategic Income Series and Convertible Securities Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Capital Reserves Series and the Delaware Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

With the exception of the Convertible Securities Series, each Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Convertible Securities Series may invest up to 15% in such securities. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. SECURITIES LENDING
Securities on loan are required at all times to be secured by collateral at least equal to 102% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral received at June 30, 1998 for each Series was as follows:

                                          MARKET VALUE OF
                                         SECURITIES ON LOAN       COLLATERAL
                                         ------------------       ----------
Trend Series .......................        $31,830,105           $32,606,804
DelCap Series ......................         23,917,109            25,151,650
Decatur Total Return Series ........         52,843,000            53,906,220
Delaware Series ....................         25,837,661            30,699,605
International Equity Series ........         21,751,673            27,099,982